[LOGO]
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                                 COLUMBIA FUNDS
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                               1999 ANNUAL REPORT


                           COLUMBIA COMMON STOCK FUND
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                              COLUMBIA GROWTH FUND
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                        COLUMBIA INTERNATIONAL STOCK FUND
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                              COLUMBIA SPECIAL FUND
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                             COLUMBIA SMALL CAP FUND
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                        COLUMBIA REAL ESTATE EQUITY FUND
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                             COLUMBIA BALANCED FUND
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                    COLUMBIA U.S. GOVERNMENT SECURITIES FUND
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                      COLUMBIA FIXED INCOME SECURITIES FUND
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                      COLUMBIA NATIONAL MUNICIPAL BOND FUND
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                       COLUMBIA OREGON MUNICIPAL BOND FUND
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                            COLUMBIA HIGH YIELD FUND
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                          COLUMBIA DAILY INCOME COMPANY

DEAR COLUMBIA INVESTOR:

We are pleased to present the 1999 Columbia Funds Annual Report. Inside, you'll find detailed financial and investment activity reports spanning the entire year. Individual fund reviews provide a glimpse into each portfolio's investment strategy and philosophy, while our Investment Team's "Overview of the Markets" recaps an exciting year in the world's financial markets.

We are also pleased to report a name change for one of our Funds: Columbia Oregon Municipal Bond Fund. Formerly called Columbia Municipal Bond Fund, the Fund's new name reflects its concentration in Oregon municipal securities while distinguishing it from Columbia National Municipal Bond Fund, which invests in tax-exempt municipal securities issued throughout the country.

At Columbia, we continue to pursue opportunities for building your wealth in the Funds while seeking to manage risk and control expenses. We encourage you to read this report closely to enhance your evaluation of Fund performance. If you have questions about your investments, please contact an Investor Services Representative toll-free at 1-800-547-1707 or at (503) 222-3606 in Portland.

As always, we appreciate the confidence and trust you have placed in Columbia Funds and look forward to helping you achieve your investment goals in the months and years to come.

Sincerely,

/s/ Thomas L. Thomsen                     /s/ John A. Kemp

Thomas L. Thomsen                         John A. Kemp
PRESIDENT AND CHIEF INVESTMENT OFFICER    CHAIRMAN AND CHIEF EXECUTIVE OFFICER
COLUMBIA FUNDS MANAGEMENT COMPANY         COLUMBIA FUNDS MANAGEMENT COMPANY



     FRONT COVER FEATURES A PHOTOGRAPH OF THE 82-YEAR-OLD VISTA HOUSE, PERCHED ATOP CROWN POINT AT THE MOUTH OF THE COLUMBIA RIVER GORGE. THE PHOTO WAS TAKEN IN OREGON, LOOKING ACROSS TO WASHINGTON STATE.

                      TABLE OF CONTENTS
------------------------------------------------------------
               ANNUAL REPORT, DECEMBER 31, 1999
AN OVERVIEW OF THE MARKETS ...............................1
COLUMBIA COMMON STOCK FUND
   Investment Review .....................................3
   Financial Highlights .................................16
   Schedule of Investments ..............................23
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
COLUMBIA GROWTH FUND
   Investment Review .....................................4
   Financial Highlights .................................16
   Schedule of Investments ..............................26
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
COLUMBIA INTERNATIONAL STOCK FUND
   Investment Review .....................................5
   Financial Highlights .................................17
   Schedule of Investments ..............................28
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
COLUMBIA SPECIAL FUND
   Investment Review .....................................6
   Financial Highlights .................................17
   Schedule of Investments ..............................32
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
COLUMBIA SMALL CAP FUND
   Investment Review .....................................7
   Financial Highlights .................................18
   Schedule of Investments ..............................35
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
COLUMBIA REAL ESTATE EQUITY FUND
   Investment Review .....................................8
   Financial Highlights .................................18
   Schedule of Investments ..............................38
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
COLUMBIA BALANCED FUND
   Investment Review .....................................9
   Financial Highlights .................................19
   Schedule of Investments ..............................39
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
   COLUMBIA U.S. GOVERNMENT SECURITIES FUND
   Investment Review ....................................10
   Financial Highlights .................................19
   Schedule of Investments ..............................46
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
COLUMBIA FIXED INCOME SECURITIES FUND
   Investment Review ....................................11
   Financial Highlights .................................20
   Schedule of Investments ..............................47
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
COLUMBIA NATIONAL MUNICIPAL BOND FUND
   Investment Review ....................................12
   Financial Highlights .................................20
   Schedule of Investments ..............................51
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
COLUMBIA OREGON MUNICIPAL BOND FUND
   Investment Review ....................................13
   Financial Highlights .................................21
   Schedule of Investments ..............................57
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
COLUMBIA HIGH YIELD FUND
   Investment Review ....................................14
   Financial Highlights .................................21
   Schedule of Investments ..............................66
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
COLUMBIA DAILY INCOME COMPANY
   Investment Review ....................................15
   Financial Highlights .................................22
   Schedule of Investments ..............................70
   Statement of Assets and Liabilities ..................72
   Statement of Operations ..............................74
   Statements of Changes in Net Assets ..................76
NOTES TO FINANCIAL STATEMENTS .......................... 78


                       COLUMBIA FUNDS
                        P.O. BOX 1350
                   PORTLAND, OR 97207-1350
                       1-800-547-1707
                    WWW.COLUMBIAFUNDS.COM

                               THE COLUMBIA FAMILY
                                OF NO-LOAD FUNDS

                           COLUMBIA COMMON STOCK FUND
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                              COLUMBIA GROWTH FUND
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                        COLUMBIA INTERNATIONAL STOCK FUND
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                              COLUMBIA SPECIAL FUND
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                             COLUMBIA SMALL CAP FUND
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                        COLUMBIA REAL ESTATE EQUITY FUND
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                             COLUMBIA BALANCED FUND
--------------------------------------------------------------------------------
                    COLUMBIA U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                      COLUMBIA FIXED INCOME SECURITIES FUND
--------------------------------------------------------------------------------
                      COLUMBIA NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                       COLUMBIA OREGON MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                            COLUMBIA HIGH YIELD FUND
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                          COLUMBIA DAILY INCOME COMPANY
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

                           AN OVERVIEW OF THE MARKETS
--------------------------------------------------------------------------------
A LOOK BACK AT 1999

In 1999, the stock market soared and the U.S. economy showed unfailing strength. The stock market's gains were dominated by the impressive performance of the technology and telecommunications sectors in the U.S., which drove the technology-heavy NASDAQ Index up more than 85% for the year. A strong fourth quarter rally brought the returns of both the S&P 500 and Russell 2000 Indices to over 21% for 1999.

However, index returns hide a wide divergence in the performance of individual stocks. Stellar price increases occurred among a few names, mostly technology related. In fact, the average stock in the S&P 500, excluding technology, gained only 2% in 1999, while the largest 30 stocks accounted for 87% of the Index's performance for the year. In addition to technology, media, telecommunications, retail and basic industry stocks fared well. Losers in 1999 included the food and drug group, banks, insurance companies, transportation and electric utilities.

In 1998, policy-makers worldwide slashed interest rates to thwart a global downturn. Economic growth prospects seemed uncertain -- particularly in Asian economies -- and emerging markets remained in turmoil. In just a year, however, the landscape shifted. In the last half of 1999, economists repeatedly upgraded GDP forecasts worldwide, leading to strong performance in international stocks; Morgan Stanley's EAFE Index gained more than 27% for the year.

In the bond market, broad market indices lost ground in 1999. The Federal Reserve raised the target fed funds rate a total of 0.75% in three moves during the year, entirely reversing cuts made in 1998. Interest rates increased between 1.4% and 1.8% across maturities in 1999, and 30-year Treasury bonds suffered returns of -15.0%, after earning more than 18.0% in 1998. The Lehman Aggregate Bond Index finished the year down 0.82%, as earned income did not offset price depreciation in an environment of rising interest rates. In contrast, high yield debt saw income partially offset price declines in 1999, with the Salomon
BB Index (an index measuring the performance of high yield bonds) up 2.24%.

MARKET OUTLOOK

While the global economy should enjoy a healthy start to the year 2000, higher domestic market volatility, as well as uncertainty about inflation and interest rates, may continue to worry investors.

In the year 2000, opportunities may come from companies that conduct business overseas, whether they are based in the U.S. or abroad. Additionally, signs of market broadening suggest that selected smaller cap names in high growth industries deserve investor attention. Equity managers will also face the important question of how to treat the high-flying technology sector.

Although tentative signs of slowing economic growth are surfacing, a strong stock market has buoyed consumer confidence. Retail sales and housing have declined in recent months, but they remain at historically high levels. Record-setting home sales have contributed to demand for furniture and appliances, and vehicle sales remain robust. The interest rate hikes of 1999 seem to have hardly impacted economic strength. With strong consumer demand persisting through the end of 1999, any hint of rising inflation could provoke Fed action. This unsettled inflation outlook may keep interest rates near present levels or trending higher early in 2000.

The shrinking unemployment rate is central to the Fed's inflation concerns. December's 4.1% reading was the lowest since January 1970, and there are fears that the U.S. is running out of workers. Although labor markets are becoming tight, neither wages nor prices have moved higher. Consumer price inflation, excluding the volatile energy and food components, is

                           AN OVERVIEW OF THE MARKETS
--------------------------------------------------------------------------------

only 2.1%: near a 33-year low. One reason for the lack of inflation pressures, despite unemployment declines, has been the technology-led rise in productivity in recent years. In addition, the competitive nature of many world markets, even with rising costs of inputs, may inhibit companies from raising prices to final buyers, thereby keeping inflation contained.


UNEMPLOYMENT RATE DECLINES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             UNEMPLOYMENT RATE %
          Jan-70             3.9
          Feb-70             4.2
          Mar-70             4.4
          Apr-70             4.6
          May-70             4.8
          Jun-70             4.9
          Jul-70               5
          Aug-70             5.1
          Sep-70             5.4
          Oct-70             5.5
          Nov-70             5.9
          Dec-70             6.1
          Jan-71             5.9
          Feb-71             5.9
          Mar-71               6
          Apr-71             5.9
          May-71             5.9
          Jun-71             5.9
          Jul-71               6
          Aug-71             6.1
          Sep-71               6
          Oct-71             5.8
          Nov-71               6
          Dec-71               6
          Jan-72             5.8
          Feb-72             5.7
          Mar-72             5.8
          Apr-72             5.7
          May-72             5.7
          Jun-72             5.7
          Jul-72             5.6
          Aug-72             5.6
          Sep-72             5.5
          Oct-72             5.6
          Nov-72             5.3
          Dec-72             5.2
          Jan-73             4.9
          Feb-73               5
          Mar-73             4.9
          Apr-73               5
          May-73             4.9
          Jun-73             4.9
          Jul-73             4.8
          Aug-73             4.8
          Sep-73             4.8
          Oct-73             4.6
          Nov-73             4.8
          Dec-73             4.9
          Jan-74             5.1
          Feb-74             5.2
          Mar-74             5.1
          Apr-74             5.1
          May-74             5.1
          Jun-74             5.4
          Jul-74             5.5
          Aug-74             5.5
          Sep-74             5.9
          Oct-74               6
          Nov-74             6.6
          Dec-74             7.2
          Jan-75             8.1
          Feb-75             8.1
          Mar-75             8.6
          Apr-75             8.8
          May-75               9
          Jun-75             8.8
          Jul-75             8.6
          Aug-75             8.4
          Sep-75             8.4
          Oct-75             8.4
          Nov-75             8.3
          Dec-75             8.2
          Jan-76             7.9
          Feb-76             7.7
          Mar-76             7.6
          Apr-76             7.7
          May-76             7.4
          Jun-76             7.6
          Jul-76             7.8
          Aug-76             7.8
          Sep-76             7.6
          Oct-76             7.7
          Nov-76             7.8
          Dec-76             7.8
          Jan-77             7.5
          Feb-77             7.6
          Mar-77             7.4
          Apr-77             7.2
          May-77               7
          Jun-77             7.2
          Jul-77             6.9
          Aug-77               7
          Sep-77             6.8
          Oct-77             6.8
          Nov-77             6.8
          Dec-77             6.4
          Jan-78             6.4
          Feb-78             6.3
          Mar-78             6.3
          Apr-78             6.1
          May-78               6
          Jun-78             5.9
          Jul-78             6.2
          Aug-78             5.9
          Sep-78               6
          Oct-78             5.8
          Nov-78             5.9
          Dec-78               6
          Jan-79             5.9
          Feb-79             5.9
          Mar-79             5.8
          Apr-79             5.8
          May-79             5.6
          Jun-79             5.7
          Jul-79             5.7
          Aug-79               6
          Sep-79             5.9
          Oct-79               6
          Nov-79             5.9
          Dec-79               6
          Jan-80             6.3
          Feb-80             6.3
          Mar-80             6.3
          Apr-80             6.9
          May-80             7.5
          Jun-80             7.6
          Jul-80             7.8
          Aug-80             7.7
          Sep-80             7.5
          Oct-80             7.5
          Nov-80             7.5
          Dec-80             7.2
          Jan-81             7.5
          Feb-81             7.4
          Mar-81             7.4
          Apr-81             7.2
          May-81             7.5
          Jun-81             7.5
          Jul-81             7.2
          Aug-81             7.4
          Sep-81             7.6
          Oct-81             7.9
          Nov-81             8.3
          Dec-81             8.5
          Jan-82             8.6
          Feb-82             8.9
          Mar-82               9
          Apr-82             9.3
          May-82             9.4
          Jun-82             9.6
          Jul-82             9.8
          Aug-82             9.8
          Sep-82            10.1
          Oct-82            10.4
          Nov-82            10.8
          Dec-82            10.8
          Jan-83            10.4
          Feb-83            10.4
          Mar-83            10.3
          Apr-83            10.2
          May-83            10.1
          Jun-83            10.1
          Jul-83             9.4
          Aug-83             9.5
          Sep-83             9.2
          Oct-83             8.8
          Nov-83             8.5
          Dec-83             8.3
          Jan-84               8
          Feb-84             7.8
          Mar-84             7.8
          Apr-84             7.7
          May-84             7.4
          Jun-84             7.2
          Jul-84             7.5
          Aug-84             7.5
          Sep-84             7.3
          Oct-84             7.4
          Nov-84             7.2
          Dec-84             7.3
          Jan-85             7.4
          Feb-85             7.2
          Mar-85             7.2
          Apr-85             7.3
          May-85             7.2
          Jun-85             7.3
          Jul-85             7.4
          Aug-85             7.1
          Sep-85             7.1
          Oct-85             7.2
          Nov-85               7
          Dec-85               7
          Jan-86             6.7
          Feb-86             7.2
          Mar-86             7.1
          Apr-86             7.2
          May-86             7.2
          Jun-86             7.2
          Jul-86               7
          Aug-86             6.9
          Sep-86               7
          Oct-86               7
          Nov-86             6.9
          Dec-86             6.7
          Jan-87             6.6
          Feb-87             6.6
          Mar-87             6.5
          Apr-87             6.4
          May-87             6.3
          Jun-87             6.2
          Jul-87             6.1
          Aug-87               6
          Sep-87             5.9
          Oct-87               6
          Nov-87             5.9
          Dec-87             5.8
          Jan-88             5.8
          Feb-88             5.7
          Mar-88             5.6
          Apr-88             5.5
          May-88             5.6
          Jun-88             5.4
          Jul-88             5.4
          Aug-88             5.6
          Sep-88             5.4
          Oct-88             5.3
          Nov-88             5.4
          Dec-88             5.3
          Jan-89             5.4
          Feb-89             5.2
          Mar-89             5.1
          Apr-89             5.2
          May-89             5.2
          Jun-89             5.4
          Jul-89             5.3
          Aug-89             5.2
          Sep-89             5.3
          Oct-89             5.3
          Nov-89             5.3
          Dec-89             5.3
          Jan-90             5.3
          Feb-90             5.3
          Mar-90             5.3
          Apr-90             5.4
          May-90             5.3
          Jun-90             5.3
          Jul-90             5.5
          Aug-90             5.6
          Sep-90             5.7
          Oct-90             5.7
          Nov-90             5.9
          Dec-90             6.1
          Jan-91             6.2
          Feb-91             6.5
          Mar-91             6.7
          Apr-91             6.6
          May-91             6.8
          Jun-91             6.9
          Jul-91             6.8
          Aug-91             6.8
          Sep-91             6.8
          Oct-91             6.9
          Nov-91             6.9
          Dec-91             7.1
          Jan-92             7.1
          Feb-92             7.3
          Mar-92             7.3
          Apr-92             7.3
          May-92             7.4
          Jun-92             7.7
          Jul-92             7.6
          Aug-92             7.6
          Sep-92             7.5
          Oct-92             7.4
          Nov-92             7.3
          Dec-92             7.3
          Jan-93             7.3
          Feb-93             7.1
          Mar-93               7
          Apr-93             7.1
          May-93             7.1
          Jun-93               7
          Jul-93             6.9
          Aug-93             6.8
          Sep-93             6.7
          Oct-93             6.8
          Nov-93             6.6
          Dec-93             6.5
          Jan-94             6.7
          Feb-94             6.6
          Mar-94             6.5
          Apr-94             6.4
          May-94               6
          Jun-94             6.1
          Jul-94             6.1
          Aug-94             6.1
          Sep-94             5.9
          Oct-94             5.8
          Nov-94             5.6
          Dec-94             5.4
          Jan-95             5.6
          Feb-95             5.5
          Mar-95             5.4
          Apr-95             5.7
          May-95             5.6
          Jun-95             5.6
          Jul-95             5.7
          Aug-95             5.7
          Sep-95             5.7
          Oct-95             5.5
          Nov-95             5.6
          Dec-95             5.6
          Jan-96             5.7
          Feb-96             5.5
          Mar-96             5.5
          Apr-96             5.5
          May-96             5.5
          Jun-96             5.3
          Jul-96             5.4
          Aug-96             5.2
          Sep-96             5.2
          Oct-96             5.2
          Nov-96             5.3
          Dec-96             5.3
          Jan-97             5.3
          Feb-97             5.3
          Mar-97             5.1
          Apr-97               5
          May-97             4.7
          Jun-97               5
          Jul-97             4.7
          Aug-97             4.9
          Sep-97             4.7
          Oct-97             4.7
          Nov-97             4.6
          Dec-97             4.7
          Jan-98             4.5
          Feb-98             4.6
          Mar-98             4.6
          Apr-98             4.3
          May-98             4.3
          Jun-98             4.5
          Jul-98             4.5
          Aug-98             4.5
          Sep-98             4.5
          Oct-98             4.5
          Nov-98             4.4
          Dec-98             4.3
          Jan-99             4.3
          Feb-99             4.4
          Mar-99             4.2
          Apr-99             4.3
          May-99             4.2
          Jun-99             4.3
          Jul-99             4.3
          Aug-99             4.2
          Sep-99             4.2
          Oct-99             4.1
          Nov-99             4.1
          Dec-99             4.1


U.S. economic growth should moderate in 2000 as pricing pressures increase and as higher interest rates and oil prices work through the economy. The Fed raised rates .25% on February 2, and the market expects it to raise its target rate further in the months ahead. Interest rates and inflation will likely trend upward until the economic expansion moderates. Nevertheless, we believe the economy is fundamentally sound, and that the Fed's vigilance has enhanced the likelihood of a prolonged environment of low inflation, high employment and improving productivity.

INVESTMENT STRATEGY

In our stock funds, we are focusing on companies with the strongest future earnings prospects. Emphasis on the trends underlying our investment themes, particularly Baby Boomer Spending and Technology Age, continue to influence core stock selection. We also look for companies that could benefit from global economic growth, higher productivity and strong competitive positions. Opportunities remain in international and smaller cap issues.

Although interest rates may rise before trending lower, we believe bond yields have reached attractive levels. Long-term U.S. Treasury yields are at about 6.5% and higher yields are available in other fixed income sectors. Many high yield securities currently offer exceptional value, and we believe this sector is important to a diversified fixed income portfolio.

As always, Columbia's goal is to structure mutual fund portfolios that will generate consistent, above-average performance in all types of investment environments. To help you evaluate how the Columbia Funds performed in 1999, the following pages contain summaries of each Fund's investment activity. You'll find a recap of each Fund's strategy and a comparison to relevant benchmarks. Unlike the Funds, benchmark indices are not actively managed and incur no operating expenses, portfolio transaction costs or cash flows.

As always, we appreciate your continued confidence, and look forward to serving your investment needs in the months and years to come.


THE INVESTMENT TEAM
COLUMBIA FUNDS
FEBRUARY 2000

                                INVESTMENT REVIEW
-------------------------------------------------------------------------------
                         -- COLUMBIA COMMON STOCK FUND --
                            --------------------------

1999 capped the fifth consecutive year that the S&P 500 rose over 20%. Columbia Common Stock Fund benefited from the robust market and gained 25.76% for the year ended December 31, 1999. This compared favorably to the S&P 500's return of 21.04% for the same period.

         TOP TEN HOLDINGS

                            % of Net Assets

  Microsoft Corp.                       4.9
  General Electric Co.                  3.9
  Oracle Corp.                          3.4
  Citigroup, Inc.                       3.4
  Computer Sciences Corp.               2.7
  Cisco Systems, Inc.                   2.7
  Exxon Mobil Corp.                     2.7
  Lucent Technologies, Inc.             2.5
  Warner-Lambert Co.                    2.5
  MCI Worldcom, Inc.                    2.4

   AS OF DECEMBER 31, 1999

Stock selection helped propel the Fund's results. Our stock selections in financial services, business and consumer services, technology, and energy contributed to the Fund's outstanding performance. Some of the leading stocks in these sectors were BJ Services (1.0% of net assets as of December 31), Citigroup, Cisco Systems, JDS Uniphase (1.0%), Oracle and USA Networks (1.0%). Each of these issues was up over 60% for the year.

Sound stock selection was complemented by good sector selection. Guided by our Technology Age theme, we overweighted the technology and media sectors, which were clear drivers of strong performance. Investors who were not involved in these two sectors likely had a difficult time outperforming the S&P 500 in 1999.

Strong earnings and the prospect of strong future earnings growth have been the propellants for technology stocks. One of the two primary drivers of demand is the Internet and the revolutionary force it is having on the world. The development of the world's Internet infrastructure is happening at a rapid pace as some participants seek to gain first mover advantage while others struggle not to be left behind. As the world adjusts to this new economy, enabling products are critical and will continue to be in high demand.

     SECTORS OF EMPHASIS

                               % of Net Assets

  Technology                              32.5
  Financial                               13.0
  Basic Industries &
    Manufacturing                         11.7
  Business & Consumer
    Services                               9.6
  Consumer Staples                         9.3

   AS OF DECEMBER 31, 1999

The second force that has and should continue to drive technology spending is the consistent need for and development of products that improve productivity. Whether it's consumers checking their email by wireless phone or manufacturers installing new inventory management software, the benefits gained by use of these products justifies their expense. As long as this return on invested capital dynamic holds, demand will remain strong for these innovative products.

We expect to continue emphasizing the Technology Age, World Recovery, and Baby Boomer Spending themes. All three served us well in 1999 and we remain comfortable with them as we move into the year 2000. As the investment environment continues to evolve, our goal, as always, is to seek growth opportunities while managing risk.


GROWTH OF $10,000 SINCE INCEPTION

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
AS OF DECEMBER 31, 1999

                             CCSF      S&P 500
1 Year                     25.76%       21.04%
5 Years                    25.75%       28.56%
Since Inception            19.97%       20.08%

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                          COLUMBIA
                          COMMON
                          STOCK        S&P
                          FUND         500
        10/1/91           $10,000      $10,000
        12/31/91          $11,025      $10,838
        12/31/92          $12,126      $11,664
        12/31/93          $14,120      $12,840
        12/31/94          $14,411      $13,009
        12/31/95          $18,855      $17,898
        12/31/96          $22,760      $22,007
        12/31/97          $28,534      $29,349
        12/31/98          $36,033      $37,737
        12/31/99          $45,310      $45,679


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
THE S&P 500 IS AN UNMANAGED INDEX GENERALLY
REPRESENTATIVE OF THE U.S. STOCK MARKET.

                               INVESTMENT REVIEW
-------------------------------------------------------------------------------
                            -- COLUMBIA GROWTH FUND--
                            -------------------------

Columbia Growth Fund gained 26.02% for the year ended December 31, 1999, outperforming the S&P 500's return of 21.04% for the same period.

          TOP TEN HOLDINGS

                                 % of Net Assets

  Microsoft Corp.                            4.9
  Cisco Systems, Inc.                        3.2
  Computer Sciences Corp.                    3.0
  Lucent Technologies, Inc.                  2.9
  Warner-Lambert Co.                         2.9
  General Electric Co.                       2.9
  Citigroup, Inc.                            2.7
  Tyco International Ltd.                    2.7
  Oracle Corp.                               2.6
  Lowe's Cos., Inc.                          2.3

   AS OF DECEMBER 31, 1999

The Fund's emphasis on the highest quality growth names during the first half of the year benefited Fund performance. At the beginning of the second quarter, however, the Fund experienced a dip in returns as the market shifted its preference from high quality growth to lower quality growth and lower priced value stocks. In response, the portfolio was altered to take advantage of an anticipated global economic recovery.

The third quarter was characterized by considerable volatility in the equity markets. While a few sectors -- including technology, basic industries and energy -- performed well during the quarter, the market suffered as a whole.


A fourth quarter rally in the markets resulted in a quarterly gain of 19.42% for the Fund, topping the S&P 500's return of 14.88% for the same period. Many of the Fund's stock holdings, led by technology issues, posted significant gains in the quarter, reversing third-quarter losses. Certain key trends persisted during the period, including above-expectation economic and earnings growth and rising interest rates.

     SECTORS OF EMPHASIS

                                   % of Net Assets
  Technology                                  37.2
  Financial                                   12.5
  Business & Consumer
    Services                                  11.2
  Consumer Cyclical                           10.2
  Consumer Staples                             9.0

  AS OF DECEMBER 31, 1999

The Fund's relatively high exposure to the technology, media and telecommunications sectors helped it outperform its benchmark during the year. While these sectors have been -- and may continue to be -- volatile, we believe they have long-term appeal. The Fund will maintain its focus on themes such as Technology Age and Baby Boomer Spending to identify the best investment opportunities.

With 73 holdings and an average market capitalization of $75.5 billion as of December 31, Columbia Growth Fund seeks capital appreciation through stocks of companies with long-term, above-average earnings growth.

GROWTH OF $10,000 OVER 20 YEARS


AVERAGE ANNUAL TOTAL RETURNS
----------------------------
AS OF DECEMBER 31, 1999

                         CGF           S&P 500
1 Year                   26.02%        21.04%
5 Years                  27.22%        28.56%
10 Years                 18.44%        18.22%
20 Years                 18.26%        17.85%

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                                             COLUMBIA
                                             GROWTH FUND   S&P 500
               12/31/79                      $10,000       $10,000
               12/31/80                      $13,988       $13,235
               12/31/81                      $13,514       $12,580
               12/31/82                      $19,806       $15,285
               12/31/83                      $24,056       $18,711
               12/31/84                      $22,714       $19,864
               12/31/85                      $29,998       $26,133
               12/31/86                      $32,074       $31,004
               12/31/87                      $36,802       $32,633
               12/31/88                      $40,780       $38,040
               12/31/89                      $52,643       $50,064
               12/31/90                      $50,900       $48,537
               12/31/91                      $68,339       $63,326
               12/31/92                      $76,417       $68,152
               12/31/93                      $86,358       $75,022
               12/31/94                      $85,814       $76,012
               12/31/95                     $114,116      $104,577
               12/31/96                     $137,852      $128,588
               12/31/97                     $174,135      $171,485
               12/31/98                     $226,967      $220,495
               12/31/99                     $286,151      $266,853


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE S&P 500 IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET.

                               INVESTMENT REVIEW
-------------------------------------------------------------------------------
                     -- COLUMBIA INTERNATIONAL STOCK FUND --
                     ---------------------------------------

Columbia International Stock Fund gained 57.93% for the year ended December 31, 1999, significantly outperforming the 27.30% return of the MSCI EAFE Index over the same period. In the fourth quarter, the Fund experienced its best quarter since its October 1992 inception, posting a return of 34.96%.

               TOP TEN HOLDINGS

                                     % of Net Assets

  Mannesmann AG                                  3.1
  Infosys Technologies Ltd.                      2.8
  Equant NV                                      2.1
  NTT Mobile Communications
    Network, Inc.                                2.0
  Sony Corp.                                     2.0
  WPP Group plc                                  1.9
  Ryohin Keikaku Co., Ltd.                       1.7
  Compass Group plc                              1.4
  Hirose Electric Co., Ltd.                      1.4
  British Telecommunications plc                 1.4

   AS OF DECEMBER 31, 1999

As the impact of the Asian currency crisis diminished, international markets showed signs of recovery early in 1999 and gathered momentum during the year. Fund performance benefited significantly from a substantial weighting in Japan, the best performing major stock market for the year. Foreign and domestic investors were attracted to Japan as the country addressed its economic imbalances through a liberal fiscal policy, extremely low interest rates, bank reform policies, and restructuring among many companies. Additionally, the Fund benefited from strong stock selection, including issues from a number of smaller Japanese companies with excellent profit growth. We maintained a small emphasis in emerging markets throughout 1999, with the largest concentration in India, where we emphasized the software sector.


  COUNTRIES OF EMPHASIS

                                      % of Net Assets
  Japan                                          26.4
  United Kingdom                                 18.9
  Germany                                         6.8
  Netherlands                                     6.2
  France                                          5.7
  India                                           4.9
  Canada                                          3.7

   AS OF DECEMBER 31, 1999

In Europe, economic growth accelerated in the latter half of the year as the policy constraints instituted to prepare for the January 1999 introduction of the Euro, the new European single currency, were eased. The Fund benefited from holdings in the telecommunications, finance and pharmaceutical sectors throughout Europe, with particularly strong gains coming from the Fund's investments in the United Kingdom. The Fund continued to expand holdings in these sectors in the latter half of 1999.

World economic growth appears to be accelerating, and global GDP growth is expected to top 4% in 2000. We believe that stronger growth, increased business and consumer confidence, and rising profits should help set the stage for continued gains in international markets.

With nearly 150 holdings across 23 international markets, the Fund is well diversified. The main emphasis, however, remains in Japan, the United Kingdom and continental Europe.


         GROWTH OF $10,000 SINCE INCEPTION

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
AS OF DECEMBER 31, 1999

                                                  MSCI
                                     CISF         EAFE
1 Year                               57.93%       27.30%
5 Years                              19.48%       13.16%
Since Inception                      17.20%       13.77%

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]


                                                  COLUMBIA
                                               INTERNATIONAL     MSCI
                                                 STOCK FUND      EAFE
            10/1/92                                $10,000      $10,000
           12/31/92                                $10,060       $9,623
           12/31/93                                $13,417      $12,794
           12/31/94                                $13,086      $13,825
           12/31/95                                $13,760      $15,422
           12/31/96                                $16,042      $16,403
           12/31/97                                $17,882      $16,740
           12/31/98                                $20,177      $20,144
           12/31/99                                $31,862      $25,646

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE MSCI EAFE INDEX IS A MARKET WEIGHTED INDEX COMPOSED OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 20 DEVELOPED MARKET COUNTRIES IN EUROPE, AUSTRALASIA AND THE FAR EAST.

                                INVESTMENT REVIEW
-------------------------------------------------------------------------------
                           -- COLUMBIA SPECIAL FUND--
                           --------------------------

For the year ended December 31, 1999, Columbia Special Fund gained 36.33%, surpassing the 14.72% gain of the S&P MidCap 400 Index and the 21.26% gain for the Russell 2000 over the same period. A fourth quarter return of 37.43% was the best quarterly performance for the Fund since its November 1985 inception.

              TOP TEN HOLDINGS

                                              % of Net Assets

  BEA Systems, Inc.                                       4.5
  Univision Communications, Inc. (Class A)                2.7
  Ciena Corp.                                             2.4
  Young & Rubicam, Inc.                                   2.2
  Clear Channel Communications, Inc.                      2.2
  Cytyc Corp.                                             2.1
  Genentech, Inc.                                         2.0
  LSI Logic Corp.                                         1.8
  ASM Lithography Holding N.V.                            1.7
  QLogic Corp.                                            1.7

   AS OF DECEMBER 31, 1999

The Fund began the year under difficult market conditions as rising interest rates and negative earnings revisions led investors to the perceived security and liquidity of larger cap names. Portfolio returns improved in the second quarter as news of global economic recovery shifted the market's bias from large cap stocks to more economically sensitive issues and aggressive growth stocks. In addition, a substantial restructuring of the portfolio initiated in late 1998 and early 1999 began to help Fund performance. Defensive holdings, such as grocery stores and health care, were replaced with more aggressive growth stocks, such as technology and energy, which became two of the Fund's most profitable sectors.

A volatile third quarter dragged performance into negative territory, although the Fund did outperform its benchmark due to increased weightings in strong growth issues. The technology sector buoyed performance as semiconductor stocks continued to shine and new software positions fared well. Retail, restaurant and health care -- with the exception of biotech stocks -- hurt third quarter performance.

    SECTORS OF EMPHASIS

                                                 % of Net Assets
  Technology                                                39.9
  Business & Consumer
    Services                                                21.4
  Consumer Staples                                          10.5
  Consumer Cyclical                                          9.4
  Utilities                                                  8.4

   AS OF DECEMBER 31, 1999

In the fourth quarter, technology stocks continued to lead the market's growth, and the Fund benefited from increased exposure to the sector. The Fund emphasized companies generating earnings through the sale of Internet equipment and infrastructure, such as BEA Systems, whose value increased by approximately 300% during the quarter. An emphasis on business and consumer services also lifted Fund performance. Ad agency Young and Rubicam, Inc., for example, was up over 60% for the quarter. Biotech stocks contributed to the Fund's fourth quarter returns with solid performance from companies like Cytyc Corp. and Genentech.

As of December 31, the Fund was diversified across 97 holdings with an average market capitalization of $8.5 billion.


GROWTH OF $10,000 OVER 10 YEARS

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
AS OF DECEMBER 31, 1999

               CSF              S&P MIDCAP 400        RUSSELL 2000
1 Year         36.33%               14.72%            21.26%
5 Years        21.28%               23.05%            16.69%
10 Years       17.21%               17.32%            13.40%

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]


                   COLUMBIA SPECIAL FUND  S&P MIDCAP 400       RUSSELL 2000
12/31/89                $10,000              $10,000           $10,000
12/31/90                 $8,761               $9,488            $8,049
12/31/91                $13,182              $14,242           $11,760
12/31/92                $14,988              $15,940           $13,925
12/31/93                $18,237              $18,164           $16,555
12/31/94                $18,655              $17,510           $16,253
12/31/95                $24,163              $22,927           $20,877
12/31/96                $27,322              $27,327           $24,320
12/31/97                $30,775              $36,151           $29,758
12/31/98                $35,896              $43,060           $28,999
12/31/99                $48,942              $49,414           $35,170

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE S&P MIDCAP 400 IS AN UNMANAGED INDEX GENERALLY CONSIDERED REPRESENTATIVE OF THE U.S. MARKET FOR MID-CAP STOCKS. THE S&P MIDCAP 400 WILL REPLACE THE RUSSELL 2000 AS THE SPECIAL FUND'S BENCHMARK INDEX BECAUSE THE MIDCAP INDEX IS MORE REPRESENTATIVE OF THE TYPES OF STOCKS HELD BY THE FUND. THE RUSSELL 2000 IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE MARKET FOR SMALL, DOMESTIC STOCKS.

                               INVESTMENT REVIEW
-------------------------------------------------------------------------------
                           -- COLUMBIA SMALL CAP FUND--
                           ----------------------------

For the year ended December 31, 1999, Columbia Small Cap Fund gained 59.15%, significantly outperforming the Russell 2000's return of 21.26% for the same period. The Fund's fourth quarter return of 50.27% was its best quarterly performance since its October 1996 inception.

                    TOP TEN HOLDINGS

                                         % of Net Assets

  Documentum, Inc.                                   1.9
  Power-One, Inc.                                    1.9
  Integrated Device Technology, Inc.                 1.8
  Micros Systems, Inc.                               1.8
  Credence Systems Corp.                             1.8
  Cumulus Media, Inc.                                1.7
  Bindview Development Corp.                         1.6
  Optical Coating Laboratory, Inc.                   1.6
  Entercom Communications Corp.                      1.6
  Symantec Corp.                                     1.5

   AS OF DECEMBER 31, 1999

The Fund's performance suffered early in the year as technology stocks turned in a mixed performance and the market favored larger cap names. With second quarter news of world economic recovery, the market broadened as investors turned to more aggressive issues, initiating a rebound in the small-cap market. Economically sensitive stocks led the resurgence, and the Fund benefited from heavier weightings in technology and energy and reduced holdings in the lagging health care sector.

The Small Cap Fund survived a volatile third quarter, keeping ahead of its benchmark and contributing positively to the year's total return. A narrow group of stocks led the market: those that did particularly well were exposed to the explosive growth of the Internet and exceeded consensus earnings and revenue estimates. The Fund benefited from its holdings in technology and energy as well as from merger activity.

    SECTORS OF EMPHASIS

                                           % of Net Assets

  Technology                                          52.5
  Business & Consumer
    Services                                          12.2
  Consumer Staples                                     9.0
  Consumer Cyclical                                    7.3
  Energy                                               5.4

   AS OF DECEMBER 31, 1999

The Fund's surge in the fourth quarter was attributed to strong performance by technology stocks, which maintained their dominance. Holdings in the business and consumer services sector also posted substantial gains, while energy stocks offered a mixed performance. Even health care stocks, which have generally been lackluster since 1998, fared well, particularly in the biotech area.

The recent gains in some biotech stocks held by the Fund suggest that the market may be broadening, which would continue to propel small cap stock performance. We believe the fundamentals of technology stocks are favorable, but we are also seeking diversification and opportunity in other sectors, such as health care and business and consumer services.

With an average market capitalization of $1.5 billion as of December 31, the Fund was well diversified across 139 holdings.

                 GROWTH OF $10,000 SINCE INCEPTION

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
AS OF DECEMBER 31, 1999

                      CSCF                             RUSSELL 2000
1 Year                59.15%                           21.26%
Since Inception       31.55%                           14.00%

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]


                             COLUMBIA SMALL CAP FUND          RUSSELL 2000
 10/1/96                     $10,000                          $10,000
12/31/96                     $10,762                          $10,520
12/31/97                     $14,432                          $12,872
12/31/98                     $15,109                          $12,544
12/31/99                     $24,047                          $15,211

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE RUSSELL 2000 IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE MARKET FOR SMALL, DOMESTIC STOCKS.

                                INVESTMENT REVIEW
-------------------------------------------------------------------------------
                      -- COLUMBIA REAL ESTATE EQUITY FUND--
                      -------------------------------------

Columbia Real Estate Equity Fund returned -2.45% for the year ended December 31, 1999, comparing favorably to a -4.62% return for the NAREIT Index over the same period.

              TOP TEN HOLDINGS

                                          % of Net Assets

  Public Storage, Inc.                                5.9
  Vornado Realty Trust                                5.8
  Prologis Trust                                      5.6
  Trizec Hahn Corp.                                   5.4
  General Growth Properties, Inc.                     4.8
  Cousins Properties, Inc.                            4.6
  Equity Office Properties Trust                      4.5
  Spieker Properties, Inc.                            4.2
  Equity Residential Properties Trust                 4.0
  AvalonBay Communities, Inc.                         3.9

   AS OF DECEMBER 31, 1999

After a five-year expansion, the REIT market slowed in 1997 and has suffered negative performance in the past two years. In 1999, the struggling market staged a resurgence in April and May, triggered by a number of factors. News of overseas economic recovery turned investor attention away from large cap names toward lower priced value stocks with growth potential, such as REITS. Investor anxiety about excessive supply eased as a slowing in construction was announced by first quarter reports. In addition, public SEC filings indicated that acclaimed investor Warren Buffett had taken a personal stake in two REIT stocks. During this second quarter rally, the Fund benefited from industrial holdings, such as warehouses and light manufacturing plants, which are traditionally more conservative investments.

The spring REIT rally was nearly obliterated in the third quarter as investor worries were sparked by renewed fears of overbuilding and of falling future growth rates. Both the Fund and the NAREIT Index suffered quarterly losses of over 8%. Investor concerns persisted into the fourth quarter and were exacerbated by tax loss selling. The Fund eked out a positive fourth quarter return with solid performance from the residential, industrial and office sectors. These sectors outperformed the broader REIT market, allowing the Fund to move ahead of its benchmark for the period and the year. The retail sector represented in the Fund, however, made a poor showing throughout the year.

[PIE CHART]

PORTFOLIO COMPOSITION
Apartments                           15.6%
Community Centers                     9.6%
Industrial                           30.0%
Healthcare                            0.7%
Lodging                               3.3%
Office                               23.6%
Shopping Malls                        9.4%
Cash and Cash Equivalents             5.7%
Other                                 2.1%

AS OF DECEMBER 31, 1999

With 32 holdings and an average market capitalization of $2.4 billion on December 31, the Fund focuses on larger capitalization REITs with strong, experienced management teams and good prospects for future growth. Currently, these companies appear to be concentrated in the industrial and office sectors, followed closely by retail and residential.

GROWTH OF $10,000 SINCE INCEPTION

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
AS OF DECEMBER 31, 1999
                                           CREF                  NAREIT
1 Year                                     -2.45%                -4.62%
5 Years                                    11.51%                 8.09%
Since Inception                            10.18%                 6.89%

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]


                         COLUMBIA REAL         NATIONAL ASSOCIATION OF
                         ESTATE EQUITY FUND    REAL ESTATE TRUSTS

  4/1/94                 $10,000               $10,000
12/31/94                 $10,176                $9,978
12/31/95                 $11,892               $11,502
12/31/96                 $16,446               $15,558
12/31/97                 $20,515               $18,712
12/31/98                 $17,985               $15,435
12/31/99                 $17,543               $14,721

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT
TRUSTS INDEX (NAREIT) TRACKS PERFORMANCE OF ALL PUBLICLY
TRADED EQUITY REITS.

                               INVESTMENT REVIEW
-------------------------------------------------------------------------------
                            -COLUMBIA BALANCED FUND-
                            ------------------------

Columbia Balanced Fund reported a gain of 12.70% for the year ended
December 31, 1999. The equity side of the portfolio gained from a robust market environment, while a trend of rising interest rates hurt the fixed income side.

                  TOP TEN STOCK HOLDINGS

                                          % of Net Assets
  Microsoft Corp.                                     2.9
  General Electric Co.                                2.2
  Citigroup, Inc.                                     2.0
  Oracle Corp.                                        1.9
  Cisco Systems, Inc.                                 1.7
  Computer Sciences Corp.                             1.7
  Lucent Technologies, Inc.                           1.5
  Warner-Lambert Co.                                  1.5
  Exxon Mobil Corp.                                   1.5
  MCI Worldcom, Inc.                                  1.4

   AS OF DECEMBER 31, 1999

Stock selection helped propel the Fund's results. Our stock selections in financial services, business and consumer services, technology, and energy contributed to the Fund's outstanding performance. Some of the leading stocks in these sectors were BJ Services (0.6% of net assets as of December 31), Citigroup, Cisco Systems, JDS Uniphase (0.6%), Oracle and USA Networks (0.6%). Each of these issues was up over 60% for the year.

Sound stock selection was complemented by good sector selection. Here, our top down, thematic approach proved rewarding for shareholders. Guided by our Technology Age theme, we overweighted the technology and media sectors, which were clear drivers of strong performance. Investors who were not involved in these two sectors likely had a difficult time outperforming the S&P 500 in 1999.

PORTFOLIO COMPOSITION
Common Stocks                          56.2%
Fixed Income                           42.7%
Cash                                    1.1%

AS OF DECEMBER 31, 1999


Going forward we expect to continue emphasizing the World Recovery, Technology Age and Baby Boomer Spending themes. All three served us well in 1999 and we remain comfortable with them as we move into the year 2000.

On the bond side, a trend of rising interest rates was a drag on performance throughout the year. The Fed raised rates a total of 0.75% in three moves, completely reversing three rate cuts in 1998. As a result, yields rose, bond prices fell, and earned income could not offset price depreciation. Yields on high-grade corporate bonds and mortgage-backed securities increased less dramatically than Treasury bond yields. These sectors appear to offer value and are expected to benefit fixed income performance going forward.

As always, Columbia Balanced Fund seeks a high total return for shareholders by investing in a combination of large cap stocks and investment-grade fixed income securities.

        GROWTH OF $10,000 SINCE INCEPTION

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
AS OF DECEMBER 31, 1999

                  CBF              S&P 500                     LEHMAN AGGREGATE
1 Year            12.70%           21.04%                      -0.82%
5 Years           17.57%           28.56%                       7.73%
Since Inception   14.15%           20.08%                       6.94%

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]


                  COLUMBIA BALANCED FUND    S&P 500          LEHMAN AGGREGATE
 10/1/91          $10,000                   $10,000          $10,000
12/31/91          $10,780                   $10,838          $10,507
12/31/92          $11,738                   $11,664          $11,285
12/31/93          $13,337                   $12,840          $12,385
12/31/94          $13,350                   $13,009          $12,023
12/31/95          $16,699                   $17,898          $14,244
12/31/96          $18,666                   $22,007          $14,761
12/31/97          $22,164                   $29,349          $16,185
12/31/98          $26,612                   $37,737          $17,592
12/31/99          $29,987                   $45,679          $17,449

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE S&P 500 IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET. THE LEHMAN AGGREGATE BOND INDEX REPRESENTS AVERAGE MARKET-WEIGHTED PERFORMANCE OF U.S TREASURY AND AGENCY SECURITIES, INVESTMENT-GRADE CORPORATE BONDS AND MORTGAGE-BACKED SECURITIES WITH MATURITIES GREATER THAN ONE YEAR.

                                INVESTMENT REVIEW
--------------------------------------------------------------------------------
                 -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND --
                     -------------------------------------
Columbia U.S. Government Securities Fund returned 1.80% for the year ended December 31, 1999.

Persistently strong economic growth throughout the year prompted the Federal Reserve Board to raise interest rates a total of 0.75% in three moves. These efforts to contain inflation completely reversed rate cuts by the Fed in 1998. In the fourth quarter, after the Fed's third rate hike, short-term interest rates rose approximately 0.63%, as measured by the two-year Treasury bond, causing prices on bonds in the Fund to decline further.

PORTFOLIO COMPOSITION
Treasury/Agency Obligations     96.4%
Cash                             3.6%

AS OF DECEMBER 31, 1999

To cushion the impact of rising interest rates on the Fund's share price, the average maturity of the portfolio was shortened, as we believe that further Fed tightening is likely in the year 2000.

PORTFOLIO HIGHLIGHTS
  Current Yield                       5.26%
   BASED ON THE 30 DAYS ENDED
   DECEMBER 31, 1999

  Weighted Averages
   Duration                      1.33 years
   Maturity                      1.57 years

   AS OF DECEMBER 31, 1999

As always, the Fund seeks preservation of capital and current income by investing primarily in direct obligations of the U.S. Government with maturities of three years or less. While direct obligations of the U.S. Government are guaranteed as to the payment of principal and interest, the U.S. Government does not guarantee the value of the Fund's shares.




GROWTH OF $10,000 OVER 10 YEARS

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999

                                        CUSG                   MERRILL 1-3
1 Year                                  1.80%                  3.06%
5 Years                                 5.57%                  6.51%
10 Years                                6.11%                  6.59%


                   COLUMBIA               MERRILL
                   U.S.                   LYNCH               CONSUMER
                   GOVERNMENT             1-3                 PRICE
                   SECURITIES             TREASURY            INDEX
                   FUND                   INDEX               (INFLATION)
12/31/89           $10,000                $10,000             $10,000
12/31/90           $10,929                $10,973             $10,610
12/31/91           $12,319                $12,255             $10,939
12/31/92           $13,035                $13,027             $11,256
12/31/93           $13,805                $13,731             $11,560
12/31/94           $13,801                $13,810             $11,872
12/31/95           $15,210                $15,329             $12,169
12/31/96           $15,796                $16,092             $12,571
12/31/97           $16,706                $17,164             $12,784
12/31/98           $17,780                $18,364             $12,989
12/31/99           $18,102                $18,925             $13,340

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
THE MERRILL LYNCH 1-3 TREASURY INDEX REPRESENTS
THE AVERAGE RETURN OF ALL TREASURY NOTES WITH
1- TO 3-YEAR MATURITIES.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------
                  -- COLUMBIA FIXED INCOME SECURITIES FUND --
                     -------------------------------------
Throughout the year, a trend of rising interest rates lowered bond prices. For Columbia Fixed Income Securities Fund, most of the bond price declines -- but not all -- were offset by interest income earned. The Fund returned -1.50% for the year ended December 31, 1999.

PORTFOLIO COMPOSITION
Collateralized Mortgage Obligations              22.8%
Corporate Bonds                                  36.0%
Treasury/Agency Obligations                      12.3%
Mortgage Pass Throughs                           20.2%
Asset-Backed Securities                           5.1%
Cash                                              3.6%

AS OF DECEMBER 31, 1999

Unexpected strength in the U.S. economy throughout 1999 prompted the Federal Reserve Board to raise interest rates a total of 0.75% in three moves. These efforts to restrain inflation completely reversed rate cuts by the Fed in 1998. The market anticipated further Fed actions, and interest rates on some longer-term bonds (including those held by the Fund) increased by as much as 1.8% for the year.

Inflation rose modestly in 1999, with the consumer price index (CPI) up 2.7% for the year. However, core inflation (the CPI excluding the volatile food and energy components) rose 2.1%. Because the Fed has been proactive in containing price pressures and is expected to remain vigilant, we do not expect inflation to rise substantially in the near future.

PORTFOLIO QUALITY
Treasury/Agency Obligations           48.2%
Aaa                                   15.4%
Aa                                     3.9%
A                                     15.0%
Baa                                   13.4%
Ba                                     4.1%

AS OF DECEMBER 31, 1999
AS RATED BY MOODY'S INVESTORS SERVICE, INC.

Corporate bonds and mortgage-backed securities performed better than Treasuries during 1999, primarily during the first and fourth quarters of the year. These securities provided greater income, and their prices declined less than equivalent Treasuries. Looking ahead, we see value in the corporate and mortgage-backed sectors and anticipate the Fund to benefit from overweightings in these areas.

As always, Columbia Fixed Income Securities Fund seeks a high level of income and conservation of capital for shareholders by investing in a broad range of intermediate- to long-term fixed income securities. The Fund invests 90% of its assets, under normal market conditions, in investment-grade securities.



GROWTH OF $10,000 OVER 10 YEARS

AVERAGE ANNUAL TOTAL RETURN
AS OF DECEMBER 31, 1999

                             CFIS         LEHMAN AGGREGATE
1 Year                      -1.50%             -0.82%
5 Years                      7.34%              7.73%
10 Years                     7.59%              7.70%


                    COLUMBIA
                    FIXED                             CONSUMER
                    INCOME                            PRICE
                    SECURITIES         LEHMAN         INDEX
                    FUND               AGGREGATE      (INFLATION)

12/31/89            $10,000            $10,000        $10,000
12/31/90            $10,830            $10,896        $10,610
12/31/91            $12,654            $12,639        $10,939
12/31/92            $13,665            $13,575        $11,256
12/31/93            $15,096            $14,898        $11,560
12/31/94            $14,588            $14,463        $11,872
12/31/95            $17,347            $17,135        $12,169
12/31/96            $17,932            $17,757        $12,571
12/31/97            $19,646            $19,470        $12,784
12/31/98            $21,107            $21,162        $12,989
12/31/99            $20,788            $20,989        $13,340

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE
LEHMAN AGGREGATE BOND INDEX REPRESENTS AVERAGE MARKET-WEIGHTED PERFORMANCE OF U.S. TREASURY AND AGENCY SECURITIES, INVESTMENT-GRADE CORPORATE BONDS AND MORTGAGE-BACKED SECURITIES WITH MATURITIES GREATER THAN ONE YEAR.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------
                  -- COLUMBIA NATIONAL MUNICIPAL BOND FUND --
                     -------------------------------------
Columbia National Municipal Bond Fund returned -3.93% for the period February 24 through December 31, 1999. The Fund's introduction coincided with an environment of rising interest rates, so earned income failed to offset price depreciation in the Fund.

STATES OF EMPHASIS
                       % of Net Assets
  Texas                           15.4
  Washington                      14.1
  Oregon                          11.6
  Illinois                         7.7
  Michigan                         4.6
  Alaska                           3.6

   AS OF DECEMBER 31, 1999

Bond prices were bid down throughout the year as stronger than anticipated economic growth led to fears of continued interest rate hikes by the Federal Reserve Board. The Fed completely reversed its interest rate cuts of 1998 by raising rates a total of 0.75% in three moves during 1999.

In the first half of the year, an oversupply of municipal bonds in the market contributed to the Fund's poor performance. Many issuers sought to gather funds for their projects well ahead of the year 2000, flooding the marketplace with new issues. Although the supply of new issues slowed in following months, a decline in demand from institutional buyers kept prices from rising. In the fourth quarter, yields on municipal bonds rose 0.25% on average, again depressing prices. Falling prices were also exacerbated by significant tax loss selling prior to year-end.

PORTFOLIO QUALITY
Aaa                                        50.6%
Aa                                         20.2%
A                                          12.2%
Baa                                         7.4%
Not Rated                                   9.6%

AS OF DECEMBER 31, 1999
AS RATED BY MOODY'S INVESTORS SERVICE, INC.

We believe the Fed will continue to raise interest rates in 2000 to curb potentially accelerating inflationary pressures. We expect that higher rates will contribute to moderating economic growth during the year. Therefore, municipal yields appear attractive at current levels, with longer municipal yields at 6.00%, particularly for investors in the highest tax brackets.

The Fund continues to seek a high level of after-tax returns by investing in a diverse pool of municipal securities issued by state and local governments, and their agencies throughout the country.



GROWTH OF $10,000 SINCE INCEPTION

TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                      LIPPER
                      CNMF            GENERAL
Since Inception       -3.93%           -4.57%


                         COLUMBIA                   LIPPER GENERAL
                 NATIONAL MUNICIPAL BOND FUND      MUNICIPAL FUNDS
 2/24/99                $10,000                       $10,000
 3/31/99                 $9,920                       $10,005
 6/30/99                 $9,733                        $9,803
 9/30/99                 $9,675                        $9,678
12/31/99                 $9,607                        $9,543



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX REPRESENTS AVERAGE PERFORMANCE OF THE LARGEST GENERAL MUNICIPAL DEBT FUNDS TRACKED BY LIPPER ANALYTICAL SERVICES.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------
                    -- COLUMBIA OREGON MUNICIPAL BOND FUND--
                      -------------------------------------
An environment of rising interest rates and declining prices challenged municipal bond performance throughout 1999. For the year ended December 31, 1999, Columbia Oregon Municipal Bond Fund returned -2.65%.

PORTFOLIO COMPOSITION
State of Oregon General Obligation Bonds                6.0%
Oregon General Obligation Bonds                        15.7%
Oregon Insured General Obligation Bonds                17.0%
Oregon Revenue Bonds                                   29.0%
Oregon Insured Revenue Bonds                           23.4%
Oregon Pre-Refunded Bonds                               2.9%
Oregon Other Bonds                                      2.8%
Other Bonds                                             1.3%
Cash                                                    1.9%

AS OF DECEMBER 31, 1999

Persistent economic strength fueled fears of rising inflation and Federal Reserve Board intervention. Inflationary pressures -- evident in tight labor markets and rising commodity prices -- prompted the Fed to raise interest rates a total of 0.75% in three moves during the course of the year.

As the year began, light issuance of Oregon municipal bonds helped portfolio performance as higher demand nudged prices up. A surge of new issues in the second quarter, however, increased supply relative to demand and hampered Fund returns. A strong economy, higher tax receipts and a rush to finance projects before the year 2000 encouraged municipalities to issue new bonds to help fund infrastructure, transportation, housing, education and other projects. The oversupply of municipal bonds resulted in lower prices, and although yields moved higher, income earned was not sufficient enough to offset price depreciation. While new issues slowed in the third and fourth quarters, demand from large, institutional investors also slackened. In addition, investors engaged in tax loss selling prior to year-end exacerbating price declines.

PORTFOLIO QUALITY
Aaa                       44.2%
Aa                        29.9%
A                         15.2%
Baa                        2.5%
Not Rated                  8.2%

AS OF DECEMBER 31, 1999
AS RATED BY MOODY'S INVESTORS SERVICE, INC.

We believe the Fed will continue to raise interest rates in 2000 to curb potentially accelerating inflationary pressures. We expect that higher rates will contribute to moderating economic growth during the year. Therefore, municipal yields are attractive at current levels, with longer municipal yields at 6.00%, particularly for investors in the highest tax brackets.

Oregon's economy appears to be robust, as Asian countries representing much of Oregon's export business continue to recover. As always, the Fund seeks to provide Oregon residents with a high level of income exempt from both state and federal tax. The Fund had an average maturity of 12.8 years on December 31 and maintains an emphasis on high credit quality.


GROWTH OF $10,000 OVER 10 YEARS

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                                LEHMAN           LIPPER
                            CMBF                 G.O.            OREGON
1 Year                     -2.65%                -1.51%          -4.43%
5 Years                     5.70%                 6.82%           5.70%
10 Years                    5.88%                 6.72%           5.82%


                  COLUMBIA
                  OREGON                LEHMAN          LIPPER
                  MUNICIPAL             GENERAL         OREGON
                  BOND                  OBLIGATION      MUNICIPAL
                  FUND                  BOND            FUNDS
12/31/89          $10,000               $10,000         $10,000
12/31/90          $10,689               $10,677         $10,631
12/31/91          $11,943               $11,894         $11,837
12/31/92          $12,714               $12,937         $12,773
12/31/93          $14,079               $14,455         $14,299
12/31/94          $13,420               $13,778         $13,348
12/31/95          $15,319               $16,005         $15,580
12/31/96          $15,896               $16,764         $16,079
12/31/97          $17,225               $18,239         $17,463
12/31/98          $18,186               $19,455         $18,425
12/31/99          $17,703               $19,164         $17,609

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE LEHMAN GENERAL OBLIGATION BOND INDEX REPRESENTS AVERAGE MARKET-WEIGHTED PERFORMANCE OF GENERAL OBLIGATION SECURITIES THAT HAVE BEEN ISSUED IN THE LAST FIVE YEARS WITH MATURITIES GREATER THAN ONE YEAR. THE LIPPER OREGON MUNICIPAL DEBT FUNDS AVERAGE MEASURES PERFORMANCE OF ALL OREGON MUNICIPAL BOND FUNDS TRACKED BY LIPPER ANALYTICAL SERVICES, INC.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------
                          -- COLUMBIA HIGH YIELD FUND --
                     -------------------------------------

Columbia High Yield Fund gained 2.38% for the year ended December 31, 1999. Stronger than anticipated economic growth hampered the bond market throughout the year. Nonetheless, high yield bonds outperformed investment-grade alternatives in the first half of the year as investors shunned traditionally safe Treasuries and opted for riskier, more aggressive instruments. With reports of increasing oil prices, the fundamentals of the energy sector appeared to be improving and we expanded our holdings in that sector during the second quarter.

SECTORS OF EMPHASIS
                                   % of Net Assets
  Business & Consumer Services          27.9
  Consumer Cyclical                     17.4
  Telecommunications                    11.8
  Energy                                10.5
  Basic Industry & Manufacturing         7.6

   AS OF DECEMBER 31, 1999

Increased stock market volatility in the third quarter elevated nervousness among investors, leading some back to investment-grade bonds. High yield bonds generally underperformed in the third quarter, as prices declined due to modestly higher yields and reduced demand. In the fourth quarter, however, high yield bonds regained their dominance over investment-grade alternatives. Prices on most bonds fell throughout the year as the Federal Reserve Board raised interest rates a total of 0.75%, but high yield debt prices fell less than those on investment-grade debt issues. As the fourth quarter progressed, we increased weightings in the entertainment sector with the addition of Park Place Entertainment (2.1% of net assets as of December 31). Holdings were also expanded in the diversified media sector with the addition of Fox/Liberty Networks (2.1%). In the telecommunications sector, we added Nextlink Communications (2.3%) and Flag LTD (1.6%) to the Fund's holdings.

PORTFOLIO QUALITY
Baa                        8.3%
Ba                        53.4%
B                         37.0%
Caa                        1.3%

AS OF DECEMBER 31, 1999
AS RATED BY MOODY'S INVESTORS SERVICE, INC.

Based on our outlook for a healthy -- although moderating -- economy, high yield bonds should continue to generate attractive returns for investors seeking to diversify their portfolios.

As always, the Fund concentrates on the upper tier of non-investment-grade bonds, investing no more than 10% of net assets in bonds rated below B by Moody's or by Standard & Poor's. We believe this offers shareholders access to higher yields without assuming all the risk associated with the broader junk bond market.



GROWTH OF $10,000 SINCE INCEPTION

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999

                          CHYF              SALOMON                LIPPER
                                               BB                   HYBF
1 Year                   2.38%                2.24%                4.78%
5 Years                  9.83%               10.73%                9.46%
Since Inception          7.76%                8.51%                7.62%


                 COLUMBIA               LIPPER HIGH YIELD    SALOMON BB
                 HIGH YIELD FUND        BOND FUND INDEX
 10/1/93         $10,000                $10,000              $10,000
12/31/93         $10,112                $10,498              $10,185
12/31/94         $10,019                $10,113              $10,048
12/31/95         $11,935                $11,870              $12,321
12/31/96         $13,060                $13,410              $13,429
12/31/97         $14,719                $15,177              $15,142
12/31/98         $15,640                $15,165              $16,361
12/31/99         $16,010                $15,886              $16,726


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE SALOMON BB INDEX MEASURES THE TOTAL RETURN OF BONDS WITH A MATURITY OF AT LEAST ONE YEAR AND INCLUDES BONDS RATED BB+, BB or BB- BY STANDARD & POOR'S OR BONDS RATED Ba1, Ba2 OR Ba3 BY MOODY'S INVESTORS SERVICE. THE LIPPER HIGH YIELD BOND FUND INDEX REPRESENTS EQUALLY WEIGHTED PERFORMANCE OF THE 30 LARGEST MUTUAL FUNDS WITHIN ITS CATEGORY.

                                INVESTMENT REVIEW
--------------------------------------------------------------------------------
                        --COLUMBIA DAILY INCOME COMPANY--
                      -------------------------------------

Columbia Daily Income Company gained 4.71% for the year ended December 31, 1999, comparing favorably to inflation, which rose 2.70% for the year.

PORTFOLIO HIGHLIGHTS
  Current Yield                 5.43%
  Compound Yield                5.58%

   BASED ON THE 7 DAYS ENDED
   DECEMBER 31, 1999

  Weighted Average Maturity    38 days

   AS OF DECEMBER 31, 1999

Sustained economic growth, rising commodity prices and tight labor markets contributed to fears of inflation. To contain inflationary pressures and slow economic expansion, the Federal Reserve Board increased interest rates by a total of 0.75% in three moves during the year. Money market rates rose along with these interest rate hikes.

The Fund's yield benefited from these rising interest rates, increasing from 4.64% to 5.43% over the course of the year. Early in 1999, the Fund's yield slightly declined but inched back up as the second quarter progressed. As maturing securities were replaced with higher yielding instruments in the latter half of the year, the portfolio's overall yield improved.

INFLATION IS MEASURED BY THE CONSUMER PRICE INDEX, WHICH REPRESENTS THE INCREASE/DECREASE IN THE COST OF GOODS AND SERVICES OVER TIME.

Inflation has remained well under control and is not anticipated to diverge greatly from current levels in the coming year. Since U.S. economic growth continues to be quite strong, the market expects the Fed to initiate new interest rate hikes in 2000. In such an event, the Fund would be expected to benefit, as it reinvests its portfolio in new issues with higher rates.

Columbia Daily Income Company continues to seek a level of income consistent with the maintenance of liquidity and preservation of capital by investing in high quality money market instruments with an average maturity of 30 to 50 days.



GROWTH OF $10,000 OVER 10 YEARS

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999

                                CDIC                                  CPI
1 Year                          4.71%                                 2.70%
5 Years                         5.07%                                 2.36%
10 Years                        4.82%                                 2.92%


                     COLUMBIA DAILY INCOME COMPANY   CONSUMER PRICE INDEX (INFLATION)
 12/31/89            $10,000                         $10,000
 12/31/90            $10,784                         $10,610
 12/31/91            $11,394                         $10,939
 12/31/92            $11,765                         $11,256
 12/31/93            $12,060                         $11,560
 12/31/94            $12,504                         $11,872
 12/31/95            $13,190                         $12,169
 12/31/96            $13,844                         $12,571
 12/31/97            $14,552                         $12,784
 12/31/98            $15,293                         $12,989
 12/31/99            $16,014                         $13,340

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------                                -----------------------
                        -- COLUMBIA COMMON STOCK FUND --
                        --------------------------------

                                                                  1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $24.40       $22.02       $19.26      $18.59       $15.16
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.................................           0.03         0.09         0.29        0.25         0.26
   Net realized and unrealized gains on investments......           6.25         5.68         4.58        3.61         4.38
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations....................           6.28         5.77         4.87        3.86         4.64
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income..................          (0.03)       (0.13)       (0.27)      (0.23)       (0.26)
   Distributions from capital gains......................          (1.75)       (3.26)       (1.84)      (2.96)       (0.95)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions.................................          (1.78)       (3.39)       (2.11)      (3.19)       (1.21)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $28.90       $24.40       $22.02      $19.26       $18.59
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.............................................          25.76%       26.28%       25.37%      20.71%       30.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)...................       $959,910     $797,147     $783,906    $536,760     $358,523
Ratio of expenses to average net assets..................           0.77%        0.80%        0.77%       0.76%        0.80%
Ratio of net investment income to average net assets.....           0.09%        0.56%        1.37%       1.32%        1.68%
Portfolio turnover rate..................................             97%         141%          90%        111%          75%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           -- COLUMBIA GROWTH FUND --
                        --------------------------------

                                                                  1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $42.51       $34.34       $30.74      $29.84       $24.84
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)..........................          (0.03)        0.03         0.19        0.19         0.31
   Net realized and unrealized gains on investments......          11.09        10.39         7.90        6.04         7.86
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations....................          11.06        10.42         8.09        6.23         8.17
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income..................          (0.00)*      (0.08)       (0.17)      (0.17)       (0.29)
   Distributions from capital gains......................          (4.66)       (2.17)       (4.32)      (5.16)       (2.88)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions.................................          (4.66)       (2.25)       (4.49)      (5.33)       (3.17)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $48.91       $42.51       $34.34      $30.74       $29.84
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.............................................          26.02%       30.34%       26.32%      20.80%       32.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)...................     $2,160,739   $1,753,024   $1,324,918  $1,064,100     $848,731
Ratio of expenses to average net assets..................           0.65%        0.68%        0.71%       0.71%        0.75%
Ratio of net investment income (loss) to average net assets        (0.07%)       0.21%        0.55%       0.63%        1.14%
Portfolio turnover rate..................................            118%         105%          96%         75%          95%
---------------------------------------------------------------------------------------------------------------------------

*    Amount represents less than $0.01 per share.


See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                    -- COLUMBIA INTERNATIONAL STOCK FUND --
                        --------------------------------

                                                                  1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $15.45       $13.70       $13.86      $13.07       $12.43
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income (loss)..............................      (0.05)       (0.00)*       0.03        0.03         0.02
   Net realized and unrealized gains on investments
     and foreign currency transactions.......................       9.00         1.76         1.56        2.13         0.62
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations........................       8.95         1.76         1.59        2.16         0.64
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income......................         --           --           --       (0.23)         --
   Distributions from capital gains..........................      (1.59)       (0.01)       (1.75)      (1.14)         --
---------------------------------------------------------------------------------------------------------------------------
     Total distributions.....................................      (1.59)       (0.01)       (1.75)      (1.37)         --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR.................................     $22.81       $15.45       $13.70      $13.86       $13.07
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       57.93%       12.83%       11.47%      16.59%        5.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands).......................   $239,223     $134,193     $146,281    $125,510     $100,873
Ratio of expenses to average net assets......................       1.48%        1.56%        1.62%       1.54%        1.54%
Ratio of net investment income (loss) to average net assets..      (0.35%)      (0.02%)       0.19%       0.22%        0.15%
Portfolio turnover rate......................................         94%          74%         122%        129%         156%

*    Amount represents less than $0.01 per share.
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------


                          -- COLUMBIA SPECIAL FUND --
                        --------------------------------
                                                                  1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $23.62       $20.26       $19.85      $21.44       $18.69
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)..............................      (0.16)       (0.03)        0.01       (0.06)        0.03
   Net realized and unrealized gains on investments..........       8.74         3.40         2.50        2.85         5.45
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations........................       8.58         3.37         2.51        2.79         5.48
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income......................         --        (0.01)          --          --        (0.02)
   Distributions from capital gains..........................      (2.27)       (0.00)*      (2.10)      (4.38)       (2.71)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions.....................................      (2.27)       (0.01)       (2.10)      (4.38)       (2.73)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $29.93       $23.62       $20.26      $19.85       $21.44
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.................................................      36.33%       16.64%       12.64%      13.07%       29.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands).......................   $918,322     $969,359   $1,249,718  $1,585,284   $1,384,415
Ratio of expenses to average net assets......................       1.09%        1.03%        0.98%       0.94%        0.98%
Ratio of net investment income (loss) to average net assets..      (0.64%)      (0.09%)       0.04%      (0.29%)       0.16%
Portfolio turnover rate......................................        135%         135%         166%        150%         183%

*    Amount represents less than $0.01 per share.
--------------------------------------------------------------------------------



See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                         -- COLUMBIA SMALL CAP FUND --
                        --------------------------------

                                                                  1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $17.43          $16.65          $12.99         $12.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss.......................................      (0.14)          (0.09)          (0.08)         (0.00)*
   Net realized and unrealized gains on investments..........      10.45            0.87            4.51           0.99
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations........................      10.31            0.78            4.43           0.99
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Distributions from capital gains..........................      (0.48)          (0.00)*         (0.77)         --
---------------------------------------------------------------------------------------------------------------------------
     Total distributions.....................................      (0.48)          (0.00)          (0.77)         --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $27.26          $17.43          $16.65         $12.99
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.................................................      59.15%           4.69%          34.10%          7.62%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands).....................   $290,374        $160,472         $96,431        $21,061
Ratio of expenses to average net assets......................       1.30%           1.34%           1.46%          1.61%(3)
Ratio of net investment loss to average net assets...........      (0.84%)         (0.68%)         (0.81%)        (0.00%)(3)
Portfolio turnover rate......................................        188%            158%            172%            33%(3)

*    Amount represents less than $0.01 per share.
(1)  From inception of operations on September 11, 1996.
(2)  Not annualized
(3)  Annualized
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                     -- COLUMBIA REAL ESTATE EQUITY FUND --
                        --------------------------------

                                                                  1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $15.76       $18.80       $16.16      $12.71       $11.72
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.....................................       0.82         0.75         0.79        0.77         0.78
   Net realized and unrealized gains (losses) on investments.      (1.19)       (3.04)        3.15        3.94         1.12
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations........................      (0.37)       (2.29)        3.94        4.71         1.90
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income......................      (0.71)       (0.66)       (0.62)      (0.52)       (0.49)
   Distributions from capital gains..........................      --           --           (0.51)      (0.53)       (0.14)
   Return of capital.........................................      (0.11)       (0.09)       (0.17)      (0.21)       (0.28)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions.....................................      (0.82)       (0.75)       (1.30)      (1.26)       (0.91)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $14.57       $15.76       $18.80      $16.16       $12.71
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.................................................     - 2.45%     - 12.33%       24.74%      38.30%       16.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands).......................   $241,716     $164,172     $151,554     $68,073      $21,587
Ratio of expenses to average net assets......................       0.99%        1.01%        1.02%       1.06%        1.18%
Ratio of net investment income to average net assets.........       5.66%        4.60%        4.87%       6.23%        6.71%
Portfolio turnover rate......................................         29%           6%          34%         46%          54%
---------------------------------------------------------------------------------------------------------------------------


See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                          -- COLUMBIA BALANCED FUND --
                        --------------------------------

                                                                  1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $23.17       $21.42       $20.32      $20.08       $17.28
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.....................................       0.69         0.72         0.84        0.76         0.73
   Net realized and unrealized gains on investments..........       2.21         3.52         2.92        1.58         3.54
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations........................       2.90         4.24         3.76        2.34         4.27
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income......................      (0.69)       (0.73)       (0.83)      (0.76)       (0.73)
   Distributions from capital gains..........................      (0.66)       (1.76)       (1.83)      (1.34)       (0.74)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions.....................................      (1.35)       (2.49)       (2.66)      (2.10)       (1.47)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $24.72       $23.17       $21.42      $20.32       $20.08
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.................................................      12.70%       20.07%       18.74%      11.78%       25.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)....................... $1,040,940     $975,381     $792,378    $672,593     $486,767
Ratio of expenses to average net assets......................       0.66%        0.67%        0.68%       0.66%        0.69%
Ratio of net investment income to average net assets.........       2.85%        3.22%        3.83%       3.82%        4.05%
Portfolio turnover rate......................................        133%         128%         149%        133%         108%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                 -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND --
                        --------------------------------

                                                                  1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                 $8.39        $8.29        $8.24       $8.34        $7.99
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income......................................      0.33         0.38         0.41        0.41         0.45
   Net realized and unrealized gains (losses) on investments..     (0.18)        0.14        0.05        (0.10)        0.35
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations.........................      0.15         0.52         0.46        0.31         0.80
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income.......................     (0.33)       (0.38)       (0.41)      (0.41)       (0.45)
   Distributions from capital gains...........................     (0.01)       (0.04)       --          --           --
---------------------------------------------------------------------------------------------------------------------------
     Total distributions......................................     (0.34)       (0.42)       (0.41)      (0.41)       (0.45)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                       $8.20        $8.39        $8.29       $8.24        $8.34
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..................................................      1.80%        6.43%        5.76%       3.85%       10.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)........................   $38,072      $40,578      $37,837     $40,776      $41,842
Ratio of expenses to average net assets.......................      0.91%        0.89%        0.87%       0.80%        0.79%
Ratio of net investment income to average net assets..........      4.09%        4.55%        4.99%       4.99%        5.45%
Portfolio turnover rate.......................................       211%         182%         184%        179%         253%
---------------------------------------------------------------------------------------------------------------------------



See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------

                  -- COLUMBIA FIXED INCOME SECURITIES FUND --
                        --------------------------------

                                                                  1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $13.42       $13.41       $13.08      $13.51       $12.16
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.....................................       0.78         0.83         0.85        0.85         0.88
   Net realized and unrealized gains (losses) on investments.      (0.98)        0.14        0.36        (0.43)        1.35
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations........................      (0.20)        0.97         1.21        0.42         2.23
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:

   Dividends from net investment income......................      (0.78)       (0.83)       (0.85)      (0.85)       (0.88)
   Distributions from capital gains..........................      (0.00)*      (0.13)       (0.03)      --           --
---------------------------------------------------------------------------------------------------------------------------
     Total distributions.....................................      (0.78)       (0.96)       (0.88)      (0.85)       (0.88)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $12.44       $13.42       $13.41      $13.08       $13.51
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.................................................     - 1.50%        7.44%        9.56%       3.37%       18.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands).......................   $397,147     $422,330     $381,333    $356,421     $316,259
Ratio of expenses to average net assets......................       0.64%        0.65%        0.66%       0.64%        0.65%
Ratio of net investment income to average net assets.........       6.03%        6.15%        6.43%       6.53%        6.80%
Portfolio turnover rate......................................        155%         107%         196%        178%         137%

*    Amount represents less than $0.01 per share.
---------------------------------------------------------------------------------------------------------------------------



                  -- COLUMBIA NATIONAL MUNICIPAL BOND FUND --
                        --------------------------------

                                                                   1999(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.....................................       0.34
   Net realized and unrealized losses on investments.........      (0.72)
--------------------------------------------------------------------------------
     Total from investment operations........................      (0.38)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income......................      (0.34)
--------------------------------------------------------------------------------
     Total distributions.....................................      (0.34)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $9.28
--------------------------------------------------------------------------------
TOTAL RETURN.................................................     - 3.93%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands).....................    $10,135
Ratio of expenses to average net assets......................       0.65%(3)
Ratio of expenses to average net assets before
   reimbursment..............................................       1.72%(3)
Ratio of net investment income to average net assets.........       4.21%(3)
Portfolio turnover rate......................................         12%(3)

(1)  From inception of operations on February 10, 1999.
(2)  Not annualized
(3)  Annualized
--------------------------------------------------------------------------------

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                   -- COLUMBIA OREGON MUNICIPAL BOND FUND --
                        --------------------------------

                                                                  1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $12.46       $12.47       $12.15      $12.37       $11.48
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.....................................       0.56         0.58         0.60        0.61         0.63
   Net realized and unrealized gains (losses) on investments.      (0.88)        0.10         0.39       (0.16)        0.96
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations........................      (0.32)        0.68         0.99        0.45         1.59
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income......................      (0.56)       (0.58)       (0.60)      (0.61)       (0.63)
   Distributions from capital gains..........................      (0.02)       (0.11)       (0.07)      (0.06)       (0.07)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions.....................................      (0.58)       (0.69)       (0.67)      (0.67)       (0.70)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $11.56       $12.46       $12.47      $12.15       $12.37
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.................................................     - 2.65%        5.58%        8.36%       3.77%       14.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands).......................   $409,919     $462,809     $409,148    $375,667     $383,796
Ratio of expenses to average net assets......................       0.57%        0.58%        0.57%       0.56%        0.57%
Ratio of net investment income to average net assets.........       4.64%        4.60%        4.87%       5.00%        5.22%
Portfolio turnover rate......................................         28%          17%          17%         19%          21%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         -- COLUMBIA HIGH YIELD FUND --
                        --------------------------------

                                                                  1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                 $9.84       $10.04        $9.94       $9.88        $9.04
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.....................................       0.74         0.76         0.81        0.81         0.82
   Net realized and unrealized gains (losses) on investments.      (0.51)       (0.15)        0.40        0.07         0.84
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations........................       0.23         0.61         1.21        0.88         1.66
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income......................      (0.74)       (0.76)       (0.81)      (0.81)       (0.82)
   Distributions from capital gains..........................      (0.01)       (0.05)       (0.30)      (0.01)       --
---------------------------------------------------------------------------------------------------------------------------
     Total distributions.....................................      (0.75)       (0.81)       (1.11)      (0.82)       (0.82)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR.................................      $9.32        $9.84       $10.04       $9.94        $9.88
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.................................................       2.38%        6.26%       12.70%       9.43%       19.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands).......................    $71,678      $57,524      $39,278     $28,818      $23,471
Ratio of expenses to average net assets......................       0.91%        0.95%        1.00%       0.93%        1.00%
Ratio of expenses to average net assets before voluntary
   reimbursement.............................................       0.91%        0.95%        1.02%       1.00%        1.06%
Ratio of net investment income to average net assets.........       7.71%        7.52%        8.05%       8.29%        8.62%
Portfolio turnover rate......................................         49%          79%         124%         62%          52%
---------------------------------------------------------------------------------------------------------------------------



See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                        --------------------------------

                                                                    1999         1998         1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                  $1.00        $1.00        $1.00       $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income..................................          0.046        0.050        0.050       0.048        0.053
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations.....................          0.046        0.050        0.050       0.048        0.053
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income...................         (0.046)      (0.050)      (0.050)     (0.048)      (0.053)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions..................................         (0.046)      (0.050)      (0.050)     (0.048)      (0.053)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                        $1.00        $1.00        $1.00       $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................................           4.71%        5.09%        5.11%       4.96%        5.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)....................      $1,165,289   $1,109,141   $1,169,096    $889,800     $800,656
Ratio of expenses to average net assets...................           0.64%        0.62%        0.63%       0.62%        0.64%
Ratio of net investment income to average net assets......           4.61%        4.97%        4.99%       4.84%        5.34%
---------------------------------------------------------------------------------------------------------------------------



See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

---------------------                                      ---------------------
                     -- COLUMBIA COMMON STOCK FUND, INC. --
                     --------------------------------------
                                December 31, 1999


                                                    SHARES            VALUE
                                                  ----------        -----------
COMMON STOCKS (97.0%)
   BASIC INDUSTRIES & MANUFACTURING (11.7%)
    ELECTRICAL EQUIPMENT/DIVERSIFIED
    INDUSTRIAL (6.7%)
      COOPER INDUSTRIES, INC................         115,500        $ 4,670,531
      GENERAL ELECTRIC CO...................         243,600         37,697,100
      HONEYWELL INTERNATIONAL, INC..........         179,600         10,360,675
      TYCO INTERNATIONAL LTD................         304,616         11,841,947
                                                                    -----------
                                                                     64,570,253
                                                                    -----------

    MATERIALS (5.0%)
      CHAMPION INTERNATIONAL CORP...........         121,500          7,525,406
      DOW CHEMICAL CO.......................          25,800          3,447,525
      DU PONT (E.I.) DE NEMOURS & CO........         128,000          8,432,000
      INTERNATIONAL PAPER CO................         135,800          7,664,213
      PRAXAIR, INC..........................         123,700          6,223,656
      UNION CARBIDE CORP....................         163,900         10,940,325
      WILLAMETTE INDUSTRIES, INC............          70,800          3,287,775
                                                                    -----------
                                                                     47,520,900
                                                                    -----------

    TOTAL BASIC INDUSTRIES &
      MANUFACTURING.........................                        112,091,153
                                                                    -----------

   BUSINESS & CONSUMER SERVICES (9.6%)
    BROADCASTING (6.6%)
     *AT&T CORP. - LIBERTY MEDIA GROUP
       (CLASS A)............................         352,232         19,989,166
     *CLEAR CHANNEL COMMUNICATIONS,
       INC..................................         179,300         16,002,525
     *INFINITY BROADCASTING CORP.
       (CLASS A)............................         352,100         12,741,619
      NEWS CORP. LTD. ADR...................         130,300          4,983,975
     *USA NETWORKS, INC.....................         166,950          9,223,987
                                                                    -----------
                                                                     62,941,272
                                                                    -----------

    CABLE (1.8%)
     *CHARTER COMMUNICATIONS, INC.
       (CLASS A)............................         190,600          4,169,375
     *MEDIAONE GROUP, INC...................         167,900         12,896,819
                                                                    -----------
                                                                     17,066,194
                                                                    -----------

    ENTERTAINMENT (1.2%)
      TIME WARNER, INC......................         163,200         11,821,800
                                                                    -----------
    TOTAL BUSINESS & CONSUMER
      SERVICES..............................                         91,829,266
                                                                    -----------

   CONSUMER CYCLICAL (6.4%)
    HOTELS & GAMING (0.3%)
      ROYAL CARIBBEAN CRUISES LTD...........          65,400          3,225,037
                                                                    -----------
    RESTAURANTS (0.6%)
      MCDONALD'S CORP.......................         133,400          5,377,688
                                                                    -----------
    RETAIL (5.5%)
     *BED, BATH & BEYOND, INC...............         304,000         10,564,000
     *BEST BUY CO., INC.....................          80,450          4,037,584
      CIRCUIT CITY STORES, INC..............          82,100          3,699,631
     *COSTCO WHOLESALE CORP.................         160,700         14,663,875
      HOME DEPOT, INC.......................         171,400         11,751,613
     *STAPLES, INC..........................         410,300          8,513,725
                                                                    -----------
                                                                     53,230,428
                                                                    -----------

    TOTAL CONSUMER CYCLICAL.................                         61,833,153
                                                                    -----------

   CONSUMER STAPLES (9.3%)
    FOOD & DRUG RETAIL (1.5%)
     *SAFEWAY, INC..........................         404,500         14,385,031
                                                                    -----------

    HEALTH CARE (6.0%)
      BRISTOL-MYERS SQUIBB CO...............         186,800         11,990,225
      PFIZER, INC...........................         285,200          9,251,175
      SCHERING-PLOUGH CORP..................         278,000         11,728,125
      WARNER-LAMBERT CO.....................         294,200         24,106,013
                                                                    -----------
                                                                     57,075,538
                                                                    -----------

    MEDICAL DEVICES (1.8%)
     *GUIDANT CORP..........................         370,300         17,404,100
                                                                    -----------
    TOTAL CONSUMER STAPLES..................                         88,864,669
                                                                    -----------

   ENERGY (6.1%)
    INTERNATIONAL INTEGRATED (3.6%)
      EXXON MOBIL CORP......................         321,032         25,863,140
      ROYAL DUTCH PETROLEUM CO..............         137,800          8,328,288
                                                                    -----------
                                                                     34,191,428
                                                                    -----------

    OIL SERVICES (2.5%)
     *BJ SERVICES CO........................         233,000          9,742,313
     *NABORS INDUSTRIES, INC................         284,300          8,795,531
     *NOBLE DRILLING CORP...................         179,900          5,891,725
                                                                    -----------
                                                                     24,429,569
                                                                    -----------

    TOTAL ENERGY............................                         58,620,997
                                                                    -----------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

---------------------                                      ---------------------
                     -- COLUMBIA COMMON STOCK FUND, INC. --
                     --------------------------------------
                                December 31, 1999

                                                    SHARES            VALUE
                                                  ----------        -----------
  COMMON STOCKS (CONTINUED)
   FINANCIAL (13.0%)
    BANKS (5.0%)
      BANK OF NEW YORK CO., INC.............         226,400         $9,056,000
      CHASE MANHATTAN CORP..................          92,100          7,155,019
      CITIGROUP, INC........................         581,400         32,304,037
                                                                    -----------
                                                                     48,515,056
                                                                    -----------

    BROKERS, MONEY MANAGERS (3.5%)
      AMERICAN EXPRESS CO...................         123,800         20,581,750
      MORGAN STANLEY, DEAN
       WITTER & CO..........................          88,600         12,647,650
                                                                    -----------
                                                                     33,229,400
                                                                    -----------

    INSURANCE - PROPERTY & CASUALTY (2.3%)
      AMERICAN INTERNATIONAL
       GROUP, INC...........................         176,075         19,038,109
      TRAVELERS PROPERTY CASUALTY CORP.
       (CLASS A)............................          83,000          2,842,750
                                                                    -----------
                                                                     21,880,859
                                                                    -----------

    MORTGAGE/FINANCE COMPANIES (2.2%)
      FANNIE MAE............................         181,300         11,319,919
      FREDDIE MAC...........................         213,600         10,052,550
                                                                    -----------
                                                                     21,372,469
                                                                    -----------

    TOTAL FINANCIAL.........................                        124,997,784
                                                                    -----------

   TECHNOLOGY (32.5%)
    COMPUTERS (1.3%)
     *APPLE COMPUTER, INC...................          72,500          7,453,906
     *DELL COMPUTER CORP....................          89,500          4,564,500
                                                                    -----------
                                                                     12,018,406
                                                                    -----------

    DATA SERVICES (5.1%)
     *AMERICA ONLINE, INC...................         209,800         15,826,788
     *COMPUTER SCIENCES CORP................         277,400         26,248,975
     *XILINX, INC...........................         148,600          6,756,656
                                                                    -----------
                                                                     48,832,419
                                                                    -----------

    SEMICONDUCTORS (7.6%)
     *ALTERA CORP...........................         176,600          8,752,737
     *APPLIED MATERIALS, INC................         138,100         17,495,544
      INTEL CORP............................         224,050         18,442,116
     *JDS UNIPHASE CORP.....................          59,000          9,517,437
     *MICRON TECHNOLOGY, INC................          80,000          6,220,000
      STMICROELECTRONICS N.V................          32,300          4,891,431
      TEXAS INSTRUMENTS, INC................          81,300          7,875,938
                                                                    -----------
                                                                     73,195,203
                                                                    -----------
    SOFTWARE (9.4%)
     *BMC SOFTWARE, INC.....................         135,300         10,815,544
     *MICROSOFT CORP........................         400,200         46,723,350
     *ORACLE CORP...........................         294,150         32,963,184
                                                                    -----------
                                                                     90,502,078
                                                                    -----------

    TELECOMMUNICATIONS EQUIPMENT (9.1%)
     *CISCO SYSTEMS, INC....................         243,600         26,095,650
      LUCENT TECHNOLOGIES, INC..............         325,485         24,350,347
      MOTOROLA, INC.........................          47,950          7,060,637
      NOKIA CORP............................          36,100          6,859,000
      NORTEL NETWORKS CORP..................          94,300          9,524,300
     *TELLABS, INC..........................         203,300         13,049,319
                                                                    -----------
                                                                     86,939,253
                                                                    -----------

    TOTAL TECHNOLOGY........................                        311,487,359
                                                                    -----------

   TRANSPORTATION (0.3%)
    TRUCKS
      UNITED PARCEL SERVICE, INC.
       (CLASS B)............................          46,200          3,187,800
                                                                    -----------

   UTILITIES (8.1%)
    TELECOMMUNICATIONS SERVICES
      ALLTEL CORP...........................         175,800         14,536,463
     *EQUANT NV.............................          66,600          7,459,200
     *INFONET SERVICES CORP. (CLASS B)......          31,000            813,750
     *MCI WORLDCOM, INC.....................         431,553         22,899,281
      SBC COMMUNICATIONS, INC...............         213,400         10,403,250
     *SPRINT CORP. (PCS GROUP)..............         103,400         10,598,500
      VODAFONE AIRTOUCH PLC.................         224,500         11,112,750
                                                                    -----------
    TOTAL UTILITIES.........................                         77,823,194
                                                                    -----------

    TOTAL COMMON STOCKS
      (COST $599,682,888)...................                        930,735,375
                                                                    -----------

                 See Accompanying Notes to Financial Statements
                                       24

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

---------------------                                      ---------------------
                     -- COLUMBIA COMMON STOCK FUND, INC. --
                     --------------------------------------
                                December 31, 1999

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ----------        -----------
REPURCHASE AGREEMENT (3.4%)
      J.P. MORGAN SECURITIES, INC.
       5.527% DATED 12/31/1999,
       DUE 01/03/2000 IN THE AMOUNT
       OF $32,769,248. COLLATERALIZED
       BY U.S. TREASURY INFLATION
       INDEX NOTES 3.375% to 3.875%
       DUE 01/15/2007 TO 01/15/2009.
       (COST $32,764,287)...................     $32,764,287      $  32,764,287
                                                                  -------------
TOTAL INVESTMENTS (100.4%)
  (COST $632,447,175).......................                        963,499,662

OTHER ASSETS LESS LIABILITIES(-0.4%)                                 (3,589,719)
                                                                  -------------

NET ASSETS (100.0%).........................                       $959,909,943
                                                                   ------------
                                                                   ------------

*   Non-income producing.

                 See Accompanying Notes to Financial Statements
                                       25

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

---------------------                                      ---------------------
                       -- COLUMBIA GROWTH FUND, INC. --
                     --------------------------------------
                                December 31, 1999


                                                    SHARES            VALUE
                                                  ----------        -----------
COMMON STOCKS (96.3%)
   BASIC INDUSTRIES & MANUFACTURING (6.5%)
    ELECTRICAL EQUIPMENT/DIVERSIFIED INDUSTRIAL
      GENERAL ELECTRIC CO...................         400,000        $61,900,000
      HONEYWELL INTERNATIONAL, INC..........         344,700         19,884,881
      TYCO INTERNATIONAL LTD................       1,495,700         58,145,338
                                                                   ------------
                                                                    139,930,219
                                                                   ------------

   BUSINESS & CONSUMER SERVICES (11.2%)
    BROADCASTING (6.2%)
     *AT&T CORP. - LIBERTY MEDIA GROUP
       (CLASS A)............................         837,200         47,511,100
     *CLEAR CHANNEL COMMUNICATIONS,
       INC..................................         457,431         40,825,717
     *INFINITY BROADCASTING CORP.
       (CLASS A)............................         683,600         24,737,775
     *USA NETWORKS, INC.....................         377,300         20,845,825
                                                                   ------------
                                                                    133,920,417
                                                                   ------------

    CABLE (1.7%)
     *CHARTER COMMUNICATIONS, INC.
       (CLASS A)............................         439,900          9,622,813
     *MEDIAONE GROUP, INC...................         338,500         26,001,031
                                                                   ------------
                                                                     35,623,844
                                                                   ------------

    ENTERTAINMENT (1.6%)
     TIME WARNER, INC.......................         483,400         35,016,287
                                                                   ------------

    SERVICES (1.7%)
     *AMDOCS LTD............................         675,200         23,294,400
     *FISERV, INC...........................         351,125         13,452,476
                                                                   ------------
                                                                     36,746,876
                                                                   ------------

    TOTAL BUSINESS & CONSUMER SERVICES                              241,307,424
                                                                   ------------

   CONSUMER CYCLICAL (10.2%)
    HOTELS & GAMING (0.6%)
      ROYAL CARIBBEAN CRUISES LTD...........         286,500         14,128,031
                                                                   ------------

    RESTAURANTS (0.4%)
      MCDONALD'S CORP.......................         209,200          8,433,375
                                                                   ------------

    RETAIL (9.2%)
     *BED, BATH & BEYOND, INC...............         649,200         22,559,700
     *BEST BUY CO., INC.....................         138,900          6,971,043
      CIRCUIT CITY STORES, INC..............         611,500         27,555,719
      DAYTON-HUDSON CORP....................         139,000         10,207,813
     *KOHLS CORP............................         422,500         30,499,219
      LOWE'S COS., INC......................         848,400         50,691,900
     *STAPLES, INC..........................       1,281,200         26,584,900
      TANDY CORP............................         241,500         11,878,781
     *WILLIAMS-SONOMA, INC..................         250,000         11,500,000
                                                                   ------------
                                                                    198,449,075
                                                                   ------------

    TOTAL CONSUMER CYCLICAL.................                        221,010,481
                                                                   ------------

   CONSUMER STAPLES (9.0%)
    FOOD & DRUG RETAIL (1.1%)
     *SAFEWAY, INC..........................         655,400         23,307,662
                                                                   ------------

    HEALTH CARE (5.8%)
     *AMGEN, INC............................         400,000         24,025,000
      BRISTOL-MYERS SQUIBB CO...............         339,300         21,778,819
      SCHERING-PLOUGH CORP..................         405,000         17,085,938
      WARNER-LAMBERT CO.....................         763,200         62,534,700
                                                                   ------------
                                                                    125,424,457
                                                                   ------------

    MEDICAL DEVICES (2.1%)
     *GUIDANT CORP..........................         950,200         44,659,400
                                                                   ------------
    TOTAL CONSUMER STAPLES..................                        193,391,519
                                                                   ------------

   ENERGY (1.6%)
    OIL SERVICES
     *BJ SERVICES CO........................         369,200         15,437,175
     *NABORS INDUSTRIES, INC................         320,100          9,903,094
     *NOBLE DRILLING CORP...................         299,900          9,821,725
                                                                   ------------
                                                                     35,161,994
                                                                   ------------

   FINANCIAL (12.5%)
    BANKS (2.7%)
      CITIGROUP, INC........................       1,050,350         58,360,072
                                                                   ------------

    BROKERS, MONEY MANAGERS (5.3%)
      AMERICAN EXPRESS CO...................         257,900         42,875,875
      GOLDMAN SACHS GROUP, INC..............         300,900         28,341,019
      MORGAN STANLEY, DEAN
         WITTER & CO........................         300,000         42,825,000
                                                                   ------------
                                                                    114,041,894
                                                                   ------------

    INSURANCE - PROPERTY & CASUALTY (1.9%)
      AMERICAN INTERNATIONAL GROUP,
       INC..................................         387,796         41,930,442
                                                                   ------------

                 See Accompanying Notes to Financial Statements
                                       26

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

---------------------                                      ---------------------
                        -- COLUMBIA GROWTH FUND, INC. --
                     --------------------------------------
                                December 31, 1999

                                                    SHARES            VALUE
                                                  ----------        -----------
COMMON STOCKS (CONTINUED)
  MORTGAGE/FINANCE COMPANIES (2.6%)
   FANNIE MAE ...........................            600,000      $  37,462,500
   FREDDIE MAC ..........................            400,300         18,839,119
                                                                   ------------
                                                                     56,301,619
                                                                   ------------
 TOTAL FINANCIAL ........................                           270,634,027
                                                                   ------------
 TECHNOLOGY (37.2%)
  COMPUTERS (5.1%)
  *APPLE COMPUTER, INC. .................            288,750         29,687,109
  *DELL COMPUTER CORP. ..................            239,400         12,209,400
  *EMC CORP. ............................            362,200         39,570,350
  *SOLECTRON CORP. ......................            300,000         28,537,500
                                                                   ------------
                                                                    110,004,359
                                                                   ------------
 DATA SERVICES (4.5%)
  *AMERICA ONLINE, INC. .................            294,800         22,238,975
  *COMPUTER SCIENCES CORP. ..............            676,200         63,985,425
  *XILINX, INC. .........................            240,200         10,921,594
                                                                   ------------
                                                                     97,145,994
                                                                   ------------
 SEMICONDUCTORS (9.3%)
  *ALTERA CORP. .........................            394,800         19,567,275
  *DII GROUP, INC. ......................             50,000          3,548,437
  *FLEXTRONICS INTERNATIONAL LTD. .......            963,000         44,298,000
   INTEL CORP. ..........................            498,400         41,024,550
     *JDS UNIPHASE CORP. ..................   .         139,000         22,422,438
     *KLA-TENCOR CORP. .....................         175,000         19,490,625
     *MICRON TECHNOLOGY, INC. ..............         290,900         22,617,475
      STMICROELECTRONICS N.V. ..............          73,300         11,100,369
      TEXAS INSTRUMENTS, INC. ..............         180,200         17,456,875
                                                                   ------------
                                                                    201,526,044
                                                                   ------------
    SOFTWARE (8.7%)
     *BMC SOFTWARE, INC. ...................         330,300         26,403,356
     *MICROSOFT CORP. ......................         913,800        106,686,150
     *ORACLE CORP. .........................         491,900         55,123,544
                                                                   ------------
                                                                    188,213,050
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT (9.6%)
     *CISCO SYSTEMS, INC. ..................         638,800         68,431,450
      LUCENT TECHNOLOGIES, INC. ............         839,860         62,832,026
      MOTOROLA, INC. .......................         108,700         16,006,075
      NOKIA CORP. ..........................          80,500         15,295,000

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                  ----------        -----------
      NORTEL NETWORKS CORP. ................         136,900        $13,826,900
     *TELLABS, INC. ........................         472,800         30,347,850
                                                                   ------------
                                                                    206,739,301
                                                                   ------------
    TOTAL TECHNOLOGY .......................                        803,628,748
                                                                   ------------

   TRANSPORTATION (0.3%)
    TRUCKS
      UNITED PARCEL SERVICE, INC.
       (CLASS B)............................         106,000          7,314,000
                                                                  -------------

   UTILITIES (7.8%)
    TELECOMMUNICATIONS SERVICES
      ALLTEL CORP. .........................         378,600         31,305,488
     *EQUANT NV ............................         143,500         16,072,000
     *GLOBAL CROSSING LTD. .................         212,100         10,605,000
     *INFONET SERVICES CORP. (CLASS B) .....          72,000          1,890,000
     *MCI WORLDCOM, INC. ...................         900,000         47,756,250
      SPRINT CORP. (FON GROUP) .............         303,300         20,415,881
     *SPRINT CORP. (PCS GROUP) .............         227,700         23,339,250
      VODAFONE AIRTOUCH PLC ................         359,750         17,807,625
                                                                  -------------
                                                                    169,191,494
                                                                  -------------
    TOTAL COMMON STOCKS
      (COST $1,296,888,457) ................                      2,081,569,906
                                                                  -------------
REPURCHASE AGREEMENT (4.5%)
      J.P. MORGAN SECURITIES, INC.
       5.527% DATED 12/31/1999,
       DUE 01/03/2000 IN THE
       AMOUNT OF $96,524,836.
       COLLATERALIZED BY
       U.S. TREASURY INFLATION
       INDEX NOTES 3.375% TO 3.875%
       DUE 01/15/2007 TO 01/15/2009,
       (COST $96,510,223) ..................     $96,510,223         96,510,223
                                                                 --------------
TOTAL INVESTMENTS (100.8%)
  (COST $1,393,398,680) ....................                      2,178,080,129

OTHER ASSETS LESS LIABILITIES (-0.8%)                               (17,341,609)
                                                                 --------------
NET ASSETS (100.0%) ........................                     $2,160,738,520
                                                                 --------------
                                                                 --------------

*   Non-income producing.

                 See Accompanying Notes to Financial Statements
                                       27

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

---------------------                                       --------------------
                     -- COLUMBIA INTERNATIONAL FUND, INC. --
                     ---------------------------------------
                                December 31, 1999

                                                    SHARES            VALUE
                                                ------------     --------------
COMMON STOCKS (91.5%)
    ARGENTINA (0.3%)
     *EL SITIO, INC. (BUSINESS SERVICES)....          17,500      $     643,125
                                                                 --------------

    AUSTRALIA (2.2%)
      BROKEN HILL PROPRIETARY CO., LTD.
       (MINING-METAL/MINERALS) .............          72,000            942,167
     *CABLE & WIRELESS OPTUS LTD.
       (UTILITIES/COMMUNICATION) ...........         350,000          1,165,546
      JOHN FAIRFAX HOLDINGS LTD.
       (MEDIA) .............................         177,500            534,195
     *TELSTRA CORP., LTD.
       (INSTALLMENT RECEIPTS) (UTILITIES/
       COMMUNICATION) ......................         202,700            712,150
      WMC LTD. (MINING-METALS/
       MINERALS) ...........................         334,000          1,835,564
                                                                 --------------
                                                                      5,189,622
                                                                 --------------

    BRAZIL (0.5%)
      ARACRUZ CELULOSE SA, ADR
       (FORESTRY/PAPER PRODUCTS) ...........          47,000          1,233,750
      CIA TECIDOS DO NORTE DE MINAS SA
       (TEXTILES) ..........................       1,973,067            109,676
                                                                 --------------
                                                                      1,343,426
                                                                 --------------

    CANADA (3.7%)
      ABITIBI-CONSOLIDATED, INC.
       (FORESTRY/PAPER PRODUCTS) ...........         136,000          1,585,869
      ALCAN ALUMINIUM LTD.
       (MINING-METAL/MINERALS) .............          44,000          1,803,353
     *ANDERSON EXPLORATION LTD. (OIL) ......         117,000          1,392,569
     *INCO LTD. (MINING-METAL/
       MINERALS) ...........................          42,000            978,059
      NORTEL NETWORKS CORP.
       (OFFICE EQUIP./COMP./COMM.) .........          18,000          1,811,426
      SHAW COMMUNICATIONS, INC.
       (CLASS B) (MEDIA) ...................          38,000          1,249,362
                                                                 --------------
                                                                      8,820,638
                                                                 --------------

    FINLAND (2.0%)
      NOKIA CORP., ADR
       (UTILITIES/COMMUNICATION) ...........           4,000            760,000
      SONERA OYJ
       (UTILITIES/COMMUNICATION) ...........          34,000          2,330,937
      STORA ENSO OYJ
       (FORESTRY/PAPER PRODUCTS) ...........          97,000          1,691,579
                                                                 --------------
                                                                      4,782,516
                                                                 --------------

    FRANCE (5.7%)
      ACCOR SA (ENTERTAINMENT/LEISURE) .....          20,500            990,711
      AXA SA (INSURANCE) ...................           9,000          1,254,880
      BANQUE NATIONALE DE PARIS
       (BANKS) .............................          10,300            950,509
      CAP GEMINI SA (BUSINESS SERVICES) ....           6,800          1,726,366
      FRANCE TELECOM SA, ADR
       (UTILITIES/COMMUNICATION) ...........          10,000          1,335,000
      LAFARGE SA (CONSTRUCTION/
       BUILDING MATERIALS) .................          12,200          1,420,827
      LVMH MOET HENNESSY LOUIS
       VUITTON SA (TEXTILES) ...............           2,900          1,299,238
      SCHNEIDER ELECTRIC SA
       (ELECTRICAL EQUIPMENT) ..............          13,000          1,020,900
      TOTAL FINA SA (CLASS B) (OIL) ........          11,300          1,508,405
      VIVENDI (UTILITIES) ..................          22,800          2,059,248
                                                                 --------------
                                                                     13,566,084
                                                                 --------------
    GERMANY (6.4%)
      BAYERISCHE HYPO-UND
       VEREINSBANK AG (BANKS) ..............          13,400            917,989
      CE CONSUMER ELECTRONIC AG
       (ELECTRONICS) .......................           5,000            654,843
      DEUTSCHE BANK AG (BANKS) .............          12,000          1,012,366
      EM.TV & MERCHANDISING AG
       (MEDIA) .............................          19,600          1,232,152
     *EPCOS AG (ELECTRONICS) ...............          38,400          2,901,456
      MANNESMANN AG
       (MACHINERY/CAPITAL SPENDING) ........          30,400          7,411,609
      SIEMENS AG (ELECTRONICS) .............           9,600          1,228,283
                                                                 --------------
                                                                     15,358,698
                                                                 --------------
    HONG KONG (0.3%)
      *I-CABLE COMMUNICATIONS LTD.
       (MEDIA) .............................         500,000            678,544
                                                                 --------------
    INDIA (4.9%)
      BHARAT HEAVY ELECTRICALS LTD.
       (HEAVY ENG./SHIPBUILDING) ...........         240,000          1,157,290

                 See Accompanying Notes to Financial Statements
                                       28

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

---------------------                                       --------------------
                     -- COLUMBIA INTERNATIONAL FUND, INC. --
                     ---------------------------------------
                                December 31, 1999

                                                   SHARES             VALUE
                                               -------------     --------------
    COMMON STOCKS (continued)
      CASTROL (INDIA) LTD. (CHEMICALS) .....         155,000     $    1,086,068
      INDIAN HOTELS CO., LTD.
       (ENTERTAINMENT/LEISURE) .............         105,500            767,933
      INFOSYS TECHNOLOGIES LTD.
       (BUSINESS SERVICES) .................          20,400          6,799,805
     *SATYAM INFOWAY LTD., ADR
       (BUSINESS SERVICES) .................          12,000          1,860,000
                                                                 --------------
                                                                     11,671,096
                                                                 --------------
    IRELAND (0.7%)
      BANK OF IRELAND PLC (BANKS) ..........         130,000          1,034,651
      CRH PLC (CONSTRUCTION/BUILDING
       MATERIALS) ..........................          35,500            761,784
                                                                 --------------
                                                                      1,796,435
                                                                 --------------
    ITALY (0.7%)
      ASSICURAZIONI GENERALI S.P.A
       (INSURANCE) .........................          17,600            581,581
      CLASS EDITORI S.P.A (MEDIA) ..........          61,500          1,071,876
                                                                 --------------
                                                                      1,653,457
                                                                 --------------
    JAPAN (26.4%)
      ALPHA SYSTEMS, INC. (OFFICE EQUIP./
       COMP./COMM.) ........................           3,000            630,869
      ARGOTECHNOS 21 CORP.
       (BUSINESS SERVICES) .................           7,500            475,352
      ASAHI BANK LTD. (BANKS) ..............         250,000          1,540,493
      CITIZEN ELECTRONICS CO., LTD.
       (ELECTRONICS) .......................           7,500          1,357,101
      DAIMEI TELECOM ENGINEERING CORP.
       (ENGINEERING) .......................         110,000          1,118,936
      DRAKE BEAM MORIN-JAPAN, INC.
       (BUSINESS SERVICES) .................           5,000          1,628,521
      FANCL CORP. (HEALTH/PERSONAL
       CARE) ...............................           4,400          1,179,186
      FUJI BANK LTD. (BANKS) ...............         190,000          1,845,364
      FUJI MACHINE MANUFACTURING
       CO., LTD.
       (MACHINERY/CAPITAL SPENDING) ........          20,000          1,611,894
      FUJITSU LTD.
       (OFFICE EQUIP./COMP./COMM.) .........          50,000          2,278,951
      HIROSE ELECTRIC CO., LTD.
       (ELECTRONICS) .......................          15,000          3,361,209
     *INTERNET INITIATIVE JAPAN, INC.,
       ADR (BUSINESS SERVICES) .............          10,000            971,875
      JAPAN LIFELINE CO., LTD.
       (HEALTH/PERSONAL CARE) ..............          37,000            651,408
      KATOKICHI CO., LTD.
       (FOOD/BEVERAGES) ....................          23,000            498,288
      KEYENCE CORP. (ELECTRONICS) ..........           4,600          1,867,175
      KYOCERA CORP. (ELECTRONICS) ..........           7,500          1,943,955
      MATSUSHITA ELECTRIC INDUSTRIAL
       CO., LTD. (ELECTRONICS) .............          40,000          1,107,199
      MURATA MANUFACTURING CO., LTD.
       (ELECTRONICS) .......................           7,000          1,643,192
      NEC CORP. (ELECTRONICS) ..............          45,000          1,071,743
      NIKKO SECURITIES CO., LTD.
       (FINANCIAL SERVICES) ................         135,000          1,707,306
      NIPPON KANZAI CO., LTD.
       (CONSTRUCTION/
       BUILDING MATERIALS) .................          40,000          1,267,606
      NIPPON TELEGRAPH &
       TELEPHONE CORP.
       (UTILITIES/COMMUNICATION) ...........              81          1,386,444
      NTT DATA CORP.
       (BUSINESS SERVICES) .................              60          1,379,108
      NTT MOBILE COMMUNICATIONS
       NETWORK, INC.
       (UTILITIES/COMMUNICATION) ...........             125          4,804,871
      OBIC CO., LTD. (BUSINESS SERVICES) ...           2,400          1,699,531
      OJI PAPER CO., LTD.
       (FORESTRY/PAPER PRODUCTS) ...........         130,000            781,984
      RYOHIN KEIKAKU CO., LTD. (RETAIL) ....          20,000          4,012,128
      SAIZERIYA CO., LTD. (RESTAURANTS) ....          19,000          1,291,569
      SANWA BANK LTD., THE (BANKS) .........         140,000          1,702,074
      SEVEN-ELEVEN JAPAN CO., LTD.
       (RETAIL) ............................          10,000          1,584,507
      SHIMAMURA CO., LTD. (RETAIL) .........          20,000          3,169,014
      SONY CORP. (ELECTRONICS) .............          16,000          4,741,784
      TAIYO INK MANUFACTURING CO., LTD.
       (ELECTRONICS) .......................           6,000            704,225
      TAKEDA CHEMICAL INDS., LTD.
       (PHARMACEUTICALS) ...................          25,000          1,234,840
      THK CO., LTD.
       (MACHINERY/CAPITAL SPENDING) ........          50,000          2,019,757
      TRANS COSMOS, INC.
       (BUSINESS SERVICES) .................           3,600          1,535,211
     *TREND MICRO, INC.
       (BUSINESS SERVICES) .................           2,000            504,695

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

-------------------                                           ------------------
                   --COLUMBIA INTERNATIONAL STOCK FUND, INC.--
                   -------------------------------------------
                                December 31, 1999

                                                     SHARES           VALUE
                                                   ----------     --------------
COMMON STOCKS (CONTINUED)
      YAMADA DENKI CO., LTD. (RETAIL) .......          7,000       $     759,977
                                                                   -------------
                                                                      63,069,342
                                                                   -------------

    KOREA (1.5%)
      KOREA TELECOM CORP., ADR
       (UTILITIES/COMMUNICATION) ............         21,000          1,569,750
      POHANG IRON & STEEL CO., LTD., ADR
       (STEEL) ..............................         30,000          1,050,000
      SAMSUNG ELECTRONICS, GDR
       (ELECTRONICS) ........................         14,000          1,106,000
                                                                   -------------
                                                                      3,725,750
                                                                   -------------

    MALAYSIA (0.5%)
      STAR CRUISES PLC
       (ENTERTAINMENT/LEISURE) ..............        125,000          1,275,000
                                                                   -------------
    NETHERLANDS (6.2%)
      AEGON NV (INSURANCE) ..................          8,000            772,916
     *ASM LITHOGRAPHY HOLDING NV
       (ELECTRONICS) ........................         13,400          1,524,250
     *EQUANT NV (BUSINESS SERVICES) .........         45,600          5,107,200
      ING GROEP NV (INSURANCE) ..............         15,000            905,798
      KONINKLIJKE PHILIPS ELECTRONICS
       NV (ELECTRONICS) .....................          8,000          1,088,046
     *KPNQWEST NV
       (UTILITIES/COMMUNICATION) ............         24,100          1,536,375
      STMICROELECTRONICS NV
       (ELECTRONICS) ........................          8,500          1,287,219
     *UNITED PAN-EUROPE
       COMMUNICATIONS NV, ADR
       (MEDIA) ..............................         20,500          2,613,750
                                                                   -------------
                                                                     14,835,554
                                                                   -------------

    PORTUGAL (0.6%)
     *PT MULTIMEDIA - SERVICOS DE
       TELECOMMUNICACOES ES.G.P.S. SA
       (MEDIA) ..............................         25,000          1,422,268
                                                                   -------------

    SINGAPORE (1.8%)
      DATACRAFT ASIA LTD.
       (OFFICE EQUIP./COMP./COMM.) ..........        350,000          2,905,000
      GES INTERNATIONAL LTD.
       (OFFICE EQUIP./COMP./COMM.) ..........      1,048,000          1,132,191
      OVERSEA-CHINESE BANKING CORP.,
       LTD. (BANKS) .........................         37,800            347,112
                                                                   -------------
                                                                      4,384,303
                                                                   -------------

    SPAIN (2.2%)
      ACERINOX SA (STEEL) ...................         22,700            905,617
     *SOGECABLE SA (MEDIA) ..................         31,000          1,980,042
     *TELEFONICA SA, ADR
       (UTILITIES/COMMUNICATION) ............         30,241          2,383,369
                                                                   -------------
                                                                      5,269,028
                                                                   -------------

    SWEDEN (1.1%)
      SKANDIA INSURANCE CO., LTD.
       (INSURANCE) ..........................         88,000          2,660,862
                                                                   -------------

    SWITZERLAND (1.4%)
      JULIUS BAER HOLDING LTD.
       (BEARER) (BANKS) .....................            250            754,723
      ROCHE HOLDING AG (GENUSSSHEINE)
       (PHARMACEUTICALS) ....................            140          1,660,704
      ZURICH ALLIED AG (REGISTERED)
       (INSURANCE) ..........................          1,600            911,818
                                                                   -------------
                                                                      3,327,245
                                                                   -------------

    THAILAND (0.4%)
     *NATIONAL PETROCHEMICAL PUBLIC
       CO., LTD. (FOREIGN) (CHEMICALS) ......        795,100            866,421
                                                                   -------------

    UNITED KINGDOM (18.9%)
     *ARM HOLDINGS PLC (ELECTRONICS) ........         10,000            674,460
     *BALTIMORE TECHNOLOGIES PLC
       (BUSINESS SERVICES) ..................          9,000            728,795
      BARCLAYS PLC (BANKS) ..................         54,139          1,557,793
      BILLITON PLC (MINING-METAL/
       MINERALS) ............................        200,000          1,179,539
      BP AMOCO PLC, ADR (OIL) ...............         28,000          1,660,750
      BPB PLC (CONSTRUCTION/
       BUILDING MATERIALS) ..................        151,000            875,313
      BRITISH TELECOMMUNICATIONS
       PLC (UTILITIES/COMMUNICATION) ........        132,300          3,232,144
     *COLT TELECOM GROUP PLC
       (UTILITIES/COMMUNICATION) ............         57,000          2,916,681
      COMPASS GROUP PLC
       (ENTERTAINMENT/LEISURE) ..............        250,000          3,431,238
      CORUS GROUP PLC (STEEL) ...............        417,300          1,084,841
      GLAXO WELLCOME PLC
       (PHARMACEUTICALS) ....................         33,500            946,618


                 See Accompanying Notes to Financial Statements
                                       30

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

-------------------                                           ------------------
                   --COLUMBIA INTERNATIONAL STOCK FUND, INC.--
                   -------------------------------------------
                                December 31, 1999
                                                     SHARES           VALUE
                                                   ----------     --------------
COMMON STOCKS (CONTINUED)
      GRANADA GROUP PLC
       (ENTERTAINMENT/LEISURE) ..............        243,254       $  2,464,709
      HAYS PLC (BUSINESS SERVICES) ..........        100,000          1,592,094
      HSBC HOLDINGS PLC (BANKS) .............         99,000          1,379,551
     *JAZZTEL PLC (BUSINESS SERVICES) .......         20,000          1,309,685
      NATIONAL WESTMINSTER BANK
       PLC (BANKS) ..........................         55,000          1,181,153
      NEXT PLC (RETAIL) .....................        138,000          1,323,602
     *ORANGE PLC
       (UTILITIES/COMMUNICATION) ............         33,300          1,123,783
      PEARSON PLC (MEDIA) ...................         70,000          2,265,102
      PSION PLC
       (OFFICE EQUIP./COMP./COMM.) ..........         25,000          1,089,923
      SHELL TRANSPORT & TRADING CO.
       PLC (OIL) ............................         93,000            772,610
      SHELL TRANSPORT & TRADING CO.,
       ADR (OIL) ............................         23,000          1,132,750
      SMITHKLINE BEECHAM PLC
       (PHARMACEUTICALS) ....................        121,762          1,553,212
     *TELEWEST COMMUNICATIONS PLC
       (MEDIA) ..............................        300,000          1,599,764
      TESCO PLC (FOOD/BEVERAGES) ............        280,000            851,109
     *THUS PLC (BUSINESS SERVICES) ..........        102,000            643,975
      VODAFONE AIRTOUCH PLC
       (UTILITIES/COMMUNICATION) ............        401,540          1,988,865
      WPP GROUP PLC (MEDIA) .................        291,000          4,609,501
                                                                   -------------
                                                                     45,169,560
                                                                   -------------

    UNITED STATES (3.1%)
     *INFONET SERVICES CORP.
       (CLASS B) (BUSINESS SERVICES) ........         46,500          1,220,625
     *NTL, INC. (MEDIA) .....................         21,500          2,682,125
     *OPENTV CORP. (BUSINESS SERVICES) ......         14,000          1,123,500
      SCHLUMBERGER LTD. (OIL) ...............         29,400          1,653,750
     *STARMEDIA NETWORK, INC.
       (BUSINESS SERVICES) ..................         15,000            600,937
      TRANSOCEAN SEDCO FOREX, INC.
       (OIL) ................................          5,703            192,120
                                                                   -------------
                                                                      7,473,057
                                                                   -------------
    TOTAL COMMON STOCKS
      (COST $131,228,182) ...................                       218,982,031
                                                                   -------------

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                   ----------     --------------
PREFERRED STOCKS (0.5%)
    BRAZIL (0.1%)
      DIXIE TOGA SA (DIVERSIFIED
         CONSUMER GOODS/SERVICES) ...........        437,500      $      121,595
                                                                   -------------
    GERMANY (0.4%)
      PORSCHE AG (AUTOMOBILES) ..............            400           1,055,808
                                                                   -------------
    TOTAL PREFERRED STOCKS
      (COST $750,144) .......................                          1,177,403
                                                                   -------------
REPURCHASE AGREEMENTS (8.0%)
      J.P. MORGAN SECURITIES, INC.
       5.527% DATED 12/31/1999, DUE 01/03/2000
       IN THE AMOUNT OF $10,217,201.
       COLLATERALIZED BY U.S. TREASURY
       INFLATION INDEX NOTES 3.375%
       TO 3.875% DUE 01/15/2007
       TO 01/15/2009. .......................    $10,215,654          10,215,654
      MERRILL LYNCH
       5.475% DATED 12/31/1999, DUE
       01/03/2000 IN THE AMOUNT
       OF $9,001,350. COLLATERALIZED BY
       U.S. TREASURY BILLS DUE 03/30/2000
       TO 09/14/2000. .......................      9,000,000           9,000,000
                                                                   -------------
    TOTAL REPURCHASE AGREEMENTS
      (COST $19,215,654) ....................                         19,215,654
                                                                   -------------
TOTAL INVESTMENTS (100.0%)
  (COST $151,193,980) .......................                        239,375,088
OTHER ASSETS LESS LIABILITIES (-0.0%) .......                           (152,169)
                                                                   -------------
NET ASSETS (100.0%) .........................                       $239,222,919
                                                                   -------------
                                                                   -------------

*   Non-income producing.


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

-------------------------                               -----------------------
                         --COLUMBIA SPECIAL FUND, INC.--
                         -------------------------------
                                December 31, 1999

                                                     SHARES           VALUE
                                                   ----------     --------------
  COMMON STOCKS (96.9%)
   BASIC INDUSTRIES & MANUFACTURING (2.1%)
    MATERIALS (1.4%)
      CONSOLIDATED PAPERS, INC. .............        257,800        $ 8,201,263
      SOUTHDOWN, INC. .......................         80,000          4,130,000
                                                                   ------------
                                                                     12,331,263
                                                                   ------------

    PACKAGING (0.7%)
      LONGVIEW FIBRE CO. ....................        465,000          6,626,250
                                                                   ------------
    TOTAL BASIC INDUSTRIES &
      MANUFACTURING .........................                        18,957,513
                                                                   ------------

   BUSINESS & CONSUMER SERVICES (21.4%)
    BROADCASTING (9.0%)
     *ADELPHIA COMMUNICATIONS CORP.
       (CLASS A) ............................        120,000          7,875,000
     *AT&T CORP. - LIBERTY MEDIA GROUP
       (CLASS A) ............................        160,000          9,080,000
     *CLEAR CHANNEL COMMUNICATIONS,
       INC. .................................        231,463         20,658,073
     *INFINITY BROADCASTING CORP.
       (CLASS A) ............................        220,000          7,961,250
     *SPANISH BROADCASTING SYSTEM,
       INC. (CLASS A) .......................        320,000         12,880,000
     *UNIVISION COMMUNICATIONS, INC.
       (CLASS A) ............................        240,000         24,525,000
                                                                   ------------
                                                                     82,979,323
                                                                   ------------

    ENTERTAINMENT (0.5%)
     *INSIGHT COMMUNICATIONS,
       INC. .................................        150,000          4,443,750
                                                                   ------------

    POLLUTION CONTROL (0.4%)
     *CUNO, INC. ............................        210,000          4,347,656
                                                                   ------------

    PUBLISHING & ADVERTISING (2.6%)
      READER'S DIGEST ASSOCIATION, INC.
       (CLASS A) ............................        100,000          2,925,000
      YOUNG & RUBICAM, INC. .................        292,000         20,659,000
                                                                   ------------
                                                                     23,584,000
                                                                   ------------

    SERVICES (8.9%)
     *AMDOCS LTD. ...........................        434,100         14,976,450
     *APOLLO GROUP, INC. ....................        200,800          4,028,550
     *CENDANT CORP. .........................        400,000         10,625,000
     *CONCORD EFS, INC. .....................        430,000         11,072,500
     *CSG SYSTEMS INTERNATIONAL, INC. .......        171,286          6,830,029
     *FISERV, INC. ..........................        347,300         13,305,931
     *KEANE, INC. ...........................        187,000          5,937,250
     *VERIO, INC. ...........................        315,000         14,549,063
                                                                   ------------
                                                                     81,324,773
                                                                   ------------
    TOTAL BUSINESS &
      CONSUMER SERVICES .....................                       196,679,502
                                                                   ------------

CONSUMER CYCLICAL (9.4%)
    HOTELS & GAMING (0.8%)
     *HARRAH'S ENTERTAINMENT, INC. ..........        265,500          7,019,156
                                                                   ------------

    RESTAURANTS (1.4%)
     *OUTBACK STEAKHOUSE, INC. ..............        508,200         13,181,438
                                                                   ------------

    RETAIL (7.2%)
     *ANNTAYLOR STORES CORP. ................        166,000          5,716,625
     *BED, BATH & BEYOND, INC. ..............        383,100         13,312,725
     *BEST BUY CO., INC. ....................         77,750          3,902,078
     *DOLLAR TREE STORES, INC. ..............        205,000          9,929,688
     *JONES APPAREL GROUP, INC. .............        118,500          3,214,312
      LIMITED, INC. .........................        225,930          9,785,593
      MILLER (HERMAN), INC. .................         50,000          1,150,000
     *STAPLES, INC. .........................        196,800          4,083,600
      TANDY CORP. ...........................         45,300          2,228,194
     *WILLIAMS-SONOMA, INC. .................        286,500         13,179,000
                                                                   ------------
                                                                     66,501,815
                                                                   ------------
    TOTAL CONSUMER CYCLICAL .................                        86,702,409
                                                                   ------------

   CONSUMER STAPLES (10.5%)
    FOOD & DRUG RETAIL (0.3%)
     *WEBVAN GROUP, INC. ....................        190,400          3,141,600
                                                                   ------------

    HEALTH CARE (6.1%)
     *ALZA CORP. ............................        134,100          4,643,212
     *ELAN CORP. PLC ADR ....................        100,000          2,950,000
     *GENENTECH, INC. .......................        134,000         18,023,000
      PE CORP-PE BIOSYSTEMS GROUP ...........         75,000          9,023,438
     *SEROLOGICALS CORP. ....................        366,800          2,200,800
     *SHIRE PHARMACEUTICALS
       GROUP PLC ADR ........................        235,000          6,844,375
     *TENET HEALTHCARE CORP. ................        289,100          6,793,850
     *TRANSKARYOTIC THERAPIES, INC. .........        151,200          5,821,200
                                                                   ------------
                                                                     56,299,875
                                                                   ------------

    MEDICAL DEVICES (4.1%)
     *CHIRON CORP. ..........................        180,000          7,627,500
     *CYTYC CORP. ...........................        315,500         19,265,219


                 See Accompanying Notes to Financial Statements
                                       32

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

-------------------------                               -----------------------
                         --COLUMBIA SPECIAL FUND, INC.--
                         -------------------------------
                                December 31, 1999
                                                     SHARES           VALUE
                                                   ----------     --------------
COMMON STOCKS (CONTINUED)
     *RESMED, INC. ..........................        250,000        $10,437,500
                                                                   ------------
                                                                     37,330,219
                                                                   ------------
    TOTAL CONSUMER STAPLES ..................                        96,771,694
                                                                   ------------

   ENERGY (4.8%)
    EXPLORATION & PRODUCTION (1.8%)
      APACHE CORP. ..........................        270,400          9,987,900
      DEVON ENERGY CORP. ....................        200,000          6,575,000
                                                                   ------------
                                                                     16,562,900
                                                                   ------------

    OIL SERVICES (3.0%)
     *BJ SERVICES CO. .......................        112,200          4,691,363
     *NABORS INDUSTRIES, INC. ...............        486,700         15,057,281
     *NOBLE DRILLING CORP. ..................        230,600          7,552,150
                                                                   ------------
                                                                     27,300,794
                                                                   ------------
    TOTAL ENERGY                                                     43,863,694
                                                                   ------------

   FINANCIAL (0.4%)
    BANKS
      FIRST SECURITY CORP. ..................        145,000          3,702,031
                                                                   ------------

   TECHNOLOGY (39.9%)
    COMPUTERS (4.4%)
     *AMERICAN POWER CONVERSION
       CORP. ................................        500,000         13,187,500
     *EXTREME NETWORKS, INC. ................         75,000          6,262,500
     *SANDISK CORP. .........................         85,000          8,181,250
     *SEAGATE TECHNOLOGY, INC. ..............        152,300          7,091,469
     *SYCAMORE NETWORKS, INC. ...............         17,200          5,297,600
                                                                   ------------
                                                                     40,020,319
                                                                   ------------

    DATA SERVICES (0.1%)
     *JUNIPER NETWORKS, INC. ................          3,500          1,190,000
                                                                   ------------

    SEMICONDUCTORS (15.1%)
     *ALTERA CORP. ..........................        146,200          7,246,037
     *AMKOR TECHNOLOGY, INC. ................        493,900         13,952,675
     *ASM LITHOGRAPHY HOLDING N.V. ..........        139,100         15,822,625
     *BROADCOM CORP. ........................         25,000          6,809,375
     *CYPRESS SEMICONDUCTOR CORP. ...........        330,000         10,683,750
     *FLEXTRONICS INTERNATIONAL LTD. ........        245,400         11,288,400
     *LAM RESEARCH CORP. ....................         85,000          9,482,812
     *LSI LOGIC CORP. .......................        243,300         16,422,750
     *NATIONAL SEMICONDUCTOR CORP. ..........        227,300          9,731,281
     *QLOGIC CORP. ..........................         98,700         15,779,663
      TEKTRONIX, INC. .......................        245,300          9,536,038
     *TERADYNE, INC. ........................        185,000         12,210,000
                                                                   ------------
                                                                    138,965,406
                                                                   ------------

    SOFTWARE ( 13.3%)
     *BEA SYSTEMS, INC. .....................        585,600         40,955,400
     *BMC SOFTWARE, INC. ....................         25,000          1,998,438
     *CITRIX SYSTEMS, INC. ..................        101,600         12,496,800
     *EDWARDS, J.D. & CO. ...................        281,200          8,400,850
     *LYCOS, INC. ...........................         60,000          4,773,750
     *MACROMEDIA, INC. ......................        130,000          9,506,250
     *OPENTV CORP. ..........................         14,000          1,123,500
     *REDBACK NETWORKS, INC. ................         74,400         13,206,000
     *SYNOPSYS, INC. ........................        150,700         10,059,225
     *VERITAS SOFTWARE CORP. ................         52,500          7,514,062
     *VIGNETTE CORP. ........................         76,200         12,420,600
                                                                   ------------
                                                                    122,454,875
                                                                   ------------

    TELECOMMUNICATIONS EQUIPMENT (7.0%)
     *3COM CORP. ............................        150,000          7,050,000
     *ADC TELECOMMUNICATIONS, INC. ..........        125,000          9,070,313
     *ADVANCED FIBRE COMMUNICATIONS,
       INC. .................................        125,000          5,585,938
     *CIENA CORP. ...........................        383,800         22,068,500
     *E-TEK DYNAMICS, INC. ..................         55,100          7,417,837
     *NEXT LEVEL COMMUNICATIONS,
       INC. .................................         20,000          1,497,500
      SCIENTIFIC-ATLANTA, INC. ..............        128,900          7,170,062
     *TELLABS, INC. .........................         61,200          3,928,275
                                                                   ------------
                                                                     63,788,425
                                                                   ------------
    TOTAL TECHNOLOGY ........................                       366,419,025
                                                                   ------------

   UTILITIES (8.4%)
    ELECTRIC & NATURAL GAS (1.1%)
     *AES CORP. .............................        135,000         10,091,250
                                                                   ------------
    TELECOMMUNICATIONS SERVICES (7.3%)
      CENTURYTEL, INC. ......................        126,800          6,007,150
     *COVAD COMMUNICATIONS
       GROUP, INC. ..........................        150,000          8,390,625
     *GLOBAL TELESYSTEMS GROUP, INC. ........        335,000         11,599,375
     *INFONET SERVICES CORP. (CLASSB) .......        245,000          6,431,250


                 See Accompanying Notes to Financial Statements
                                       33

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

-------------------------                               -----------------------
                         --COLUMBIA SPECIAL FUND, INC.--
                         -------------------------------
                                December 31, 1999
                                                     SHARES           VALUE
                                                   ----------     --------------

COMMON STOCKS (CONTINUED)
     *MCLEODUSA, INC. (CLASS A) .............        185,000      $  10,891,875
     *METROMEDIA FIBER NETWORK, INC. ........        219,000         10,498,312
     *VOICESTREAM WIRELESS CORP. ............         90,400         12,865,050
                                                                   ------------
                                                                     66,683,637
                                                                   ------------
    TOTAL UTILITIES .........................                        76,774,887
                                                                   ------------
    TOTAL COMMON STOCKS
      (COST $562,574,458) ...................                       889,870,755
                                                                   ------------
CONVERTIBLE PREFERRED STOCK (0.2%)
   TELECOMMUNICATIONS EQUIPMENT
     *NANOVATION TECHNOLOGIES, INC.
       (PRIVATE PLACEMENT)
       (COST $2,164,275) ....................        144,285          2,164,275
                                                                   ------------

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                   ----------     --------------
REPURCHASE AGREEMENT (3.9%)
      J.P. MORGAN SECURITIES, INC.
       5.527% DATED 12/31/1999, DUE 01/03/2000
       IN THE AMOUNT OF $35,328,213.
       COLLATERALIZED BY U.S. TREASURY
       INFLATION INDEX NOTES 3.375% TO
       3.875% DUE 01/15/2007 TO 01/15/2009.
       (COST $35,322,865) ...................    $35,322,865       $ 35,322,865
                                                                   ------------

TOTAL INVESTMENTS (101.0%)
  (COST $600,061,598) .......................                       927,357,895

OTHER ASSETS LESS LIABILITIES (-1.0%) .......                        (9,035,903)
                                                                   ------------
TOTAL NET ASSETS (100.0%) ...................                      $918,321,992
                                                                   ------------
                                                                   ------------

*   Non-income producing


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

------------------------                                 ----------------------
                        --COLUMBIA SMALL CAP FUND, INC.--
                        ---------------------------------
                                December 31, 1999

                                                     SHARES           VALUE
                                                   ----------     --------------
COMMON STOCKS (93.2%)
   BASIC INDUSTRIES & MANUFACTURING (3.7%)
    ELECTRICAL EQUIPMENT/DIVERSIFIED INDUSTRIAL
    (1.9%)
     *POWER-ONE, INC. .......................        121,000        $ 5,543,312
                                                                   ------------

    MACHINERY (0.5%)
     *TEREX CORP. ...........................         50,000          1,387,500
                                                                   ------------

    MATERIALS (1.3%)
     *AIRGAS, INC. ..........................         85,100            808,450
      ELCOR CORP. ...........................         41,100          1,238,138
     *NS GROUP, INC. ........................         24,200            184,525
      SOUTHDOWN, INC. .......................          8,550            441,394
     *STILLWATER MINING CO. .................         33,100          1,055,062
                                                                   ------------
                                                                      3,727,569
                                                                   ------------
    TOTAL BASIC INDUSTRIES &
      MANUFACTURING .........................                        10,658,381
                                                                   ------------

   BUSINESS & CONSUMER SERVICES (12.2%)
    BROADCASTING (3.2%)
     *CUMULUS MEDIA, INC. ...................         96,100          4,877,075
     *ENTERCOM COMMUNICATIONS
       CORP. ................................         68,330          4,509,780
                                                                   ------------
                                                                      9,386,855
                                                                   ------------

    ENTERTAINMENT (0.5%)
     *IMAX CORP. ............................         52,800          1,445,400
                                                                   ------------

    POLLUTION CONTROL (0.5%)
     *TETRA TECH, INC. ......................         91,750          1,410,656
                                                                   ------------

    PUBLISHING/ADVERTISING (0.4%)
     *PROFESSIONAL DETAILING, INC. ..........         38,070          1,139,721
                                                                   ------------

    SERVICES (7.6%)
     *ACXIOM CORP. ..........................        182,900          4,389,600
     *AMDOCS LTD. ...........................        115,000          3,967,500
     *APOLLO GROUP, INC. ....................         79,700          1,598,981
     *CSG SYSTEMS INTERNATIONAL, INC. .......         51,264          2,044,152
     *ECOLLEGE.COM, INC. ....................         20,200            220,938
     *HARRIS INTERACTIVE, INC. ..............         15,063            196,760
     *MANAGEMENT NETWORK GROUP,
       INC. .................................          6,600            215,325
     *NETRATINGS, INC. ......................          6,730            323,881
     *NOVA CORP. ............................        114,175          3,603,649
     *OFFICIAL PAYMENTS CORP. ...............         16,000            832,000
     *TRIZETTO GROUP, INC. ..................         43,000          2,004,875
     *USINTERNETWORKING, INC. ...............          3,750            262,031
     *WHITTMAN-HART, INC. ...................         39,000          2,091,375
     *XPEDIOR, INC. .........................         16,000            460,000
                                                                   ------------
                                                                     22,211,067
                                                                   ------------
    TOTAL BUSINESS &
      CONSUMER SERVICES .....................                        35,593,699
                                                                   ------------

   CONSUMER CYCLICAL (7.3%)
    AUTO & HOUSING (0.1%)
     *MODTECH HOLDINGS, INC. ................         56,656            339,936
                                                                   ------------

    HOTELS & GAMING (0.4%)
      INTRAWEST CORP. .......................         75,000          1,298,438
                                                                   ------------

    LEISURE PRODUCTS (1.2%)
      CALLAWAY GOLF CO. .....................        193,700          3,426,069
                                                                   ------------

    RESTAURANTS (1.6%)
     *CHEESECAKE FACTORY, INC. (THE) ........         47,500          1,662,500
     *P.F. CHANGS CHINA BISTRO, INC. ........         88,000          2,189,000
     *TACO CABANA, INC. (CLASS A) ...........         84,800            689,000
                                                                   ------------
                                                                      4,540,500
                                                                   ------------

    RETAIL (4.0%)
     *AMERICAN EAGLE OUTFITTERS, INC. .......         27,400          1,233,000
     *AMES DEPARTMENT STORES, INC. ..........         99,500          2,866,844
     *HOLLYWOOD ENTERTAINMENT
       CORP. ................................         66,200            959,900
     *INTERTAN, INC. ........................         67,100          1,752,987
     *MICHAELS STORES, INC. .................         93,600          2,667,600
     *TWEETER HOME ENTERTAINMENT
       GROUP, INC. ..........................         26,600            944,300
     *WILLIAMS-SONOMA, INC. .................         24,900          1,145,400
                                                                   ------------
                                                                     11,570,031
                                                                   ------------
    TOTAL CONSUMER CYCLICAL .................                        21,174,974
                                                                   ------------

   CONSUMER STAPLES (9.0%)
    FOOD & DRUG RETAIL (0.3%)
      U.S. FOODSERVICE, INC. ................         55,500            929,625
                                                                   ------------

    HEALTH CARE (5.5%)
     *ANESTA CORP. ..........................         53,200            914,375
     *BIOVAIL CORP. INT'L. ..................         16,300          1,528,125
     *FIRST HEALTH GROUP CORP. ..............         87,700          2,356,937
     *INTELLIGENT POLYMERS, LTD. ............         33,000          1,105,500
     *MEDICALOGIC, INC. .....................         13,600            285,600
     *OXFORD HEALTH PLANS, INC. .............        158,100          2,005,894


                 See Accompanying Notes to Financial Statements
                                       35

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

------------------------                                 ----------------------
                        --COLUMBIA SMALL CAP FUND, INC.--
                        ---------------------------------
                                December 31, 1999
                                                     SHARES           VALUE
                                                   ----------     --------------
COMMON STOCKS (CONTINUED)
     *PROTEIN DESIGN LABS, INC. .............         35,100       $  2,457,000
     *SHIRE PHARMACEUTICALS GROUP
       PLC ADR ..............................         86,240          2,511,740
     *SPIROS DEVELOPMENT CORP. II, INC.
       (UNITS) ..............................         30,000            240,000
     *TRANSKARYOTIC THERAPIES, INC. .........         33,400          1,285,900
     *UNIVERSAL HEALTH SERVICES, INC.
       (CLASS B) ............................         34,100          1,227,600
                                                                   ------------
                                                                     15,918,671
                                                                   ------------

    MEDICAL DEVICES (3.2%)
     *ALKERMES, INC. ........................         40,300          1,979,738
     *CALIPER TECHNOLOGIES CORP. ............          7,500            500,625
     *DATA CRITICAL CORP. ...................         33,800            502,775
     *MEDICAL MANAGER CORP. .................         19,400          1,634,450
     *NOVOSTE CORP. .........................        118,600          1,956,900
     *RESMED, INC. ..........................         63,000          2,630,250
                                                                   ------------
                                                                      9,204,738
                                                                   ------------
    TOTAL CONSUMER STAPLES ..................                        26,053,034
                                                                   ------------

   ENERGY (5.4%)
    DOMESTIC INTEGRATED (0.1%)
     *PENNACO ENERGY, INC. ..................         27,100            216,800
                                                                   ------------

    EXPLORATION & PRODUCTION (2.2%)
      DEVON ENERGY CORP. ....................         59,900          1,969,213
     *MARINE DRILLING COS., INC. ............         65,600          1,471,900
     *PATTERSON ENERGY, INC. ................        111,600          1,450,800
      WESTERN GAS RESOURCES, INC. ...........        118,700          1,565,356
                                                                   ------------
                                                                      6,457,269
                                                                   ------------

    OIL SERVICES (3.1%)
     *GLOBAL INDUSTRIES LTD. ................        101,200            872,850
     *HANOVER COMPRESSOR CO. ................         74,300          2,804,825
     *NOBLE DRILLING CORP. ..................         68,300          2,236,825
     *PRECISION DRILLING CORP. ..............        121,200          3,113,325
                                                                   ------------
                                                                      9,027,825
                                                                   ------------
    TOTAL ENERGY ............................                        15,701,894
                                                                   ------------

   TECHNOLOGY (52.5%)
    COMPUTERS (12.3%)
     *ADVANCED DIGITAL INFORMATION
       CORP. ................................         38,200          1,857,475
     *APEX, INC. ............................         96,400          3,108,900
     *ARTESYN TECHNOLOGIES, INC. ............         56,900          1,194,900
     *BSQUARE CORP. .........................         18,600            780,038
     *C-COR.NET CORP. .......................         42,150          3,229,744
     *CONCURRENT COMPUTER CORP. .............         82,200          1,536,112
     *ELECTRO SCIENTIFIC INDUSTRIES,
       INC. .................................         28,800          2,102,400
     *EMULEX CORP. ..........................         21,800          2,452,500
     *MAXTOR CORP. ..........................        160,300          1,142,137
     *MICROS SYSTEMS, INC. ..................         71,000          5,254,000
     *MMC NETWORKS, INC. ....................         60,400          2,076,250
      OPTICAL COATING LABORATORY,
       INC. .................................         16,100          4,765,600
     *RADISYS CORP. .........................         79,050          4,031,550
     *SANDISK CORP. .........................         23,800          2,290,750
                                                                   ------------
                                                                     35,822,356
                                                                   ------------

    DATA SERVICES (3.9%)
     *DELTATHREE.COM, INC. ..................         13,300            342,475
     *DOCUMENTUM, INC. ......................         93,700          5,610,287
     *INFOSPACE.COM, INC. ...................          6,700          1,433,800
     *SCIQUEST.COM, INC. ....................         13,400          1,065,300
     *TECHNOLOGY SOLUTIONS CO. ..............         31,200          1,021,800
     *TELETECH HOLDINGS, INC. ...............         57,300          1,931,189
                                                                   ------------
                                                                     11,404,851
                                                                   ------------

    SEMICONDUCTORS (10.5%)
     *ADVANCED ENERGY INDUSTRIES,
       INC. .................................          3,700            182,225
     *ATMEL CORP. ...........................        142,000          4,197,875
     *CREDENCE SYSTEMS CORP. ................         59,500          5,146,750
     *CYMER, INC. ...........................         60,900          2,801,400
     *ETEC SYSTEMS, INC. ....................         54,700          2,454,663
     *INTEGRATED DEVICE TECHNOLOGY,
        INC. ................................        182,200          5,283,800
     *LATTICE SEMICONDUCTOR CORP. ...........         86,700          4,085,737
      METHODE ELECTRONICS, INC.
       (CLASS A) ............................         89,000          2,859,125
     *MIPS TECHNOLOGIES, INC. (CLASS A) .....         51,200          2,662,400
      PERKINELMER, INC. .....................         22,900            954,644
                                                                   ------------
                                                                     30,628,619
                                                                   ------------

    SOFTWARE (16.0%)
     *ALLAIRE CORP. .........................         13,400          1,960,587
     *APPNET, INC. ..........................         59,800          2,616,250
     *ASD SYSTEMS, INC. .....................         20,900            370,975
     *BINDVIEW DEVELOPMENT CORP. ............         96,000          4,770,000
     *BRIO TECHNOLOGY, INC. .................         37,700          1,583,400


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

------------------------                                 ----------------------
                        --COLUMBIA SMALL CAP FUND, INC.--
                        ---------------------------------
                                December 31, 1999

                                                    SHARES            VALUE
                                                  ----------      -------------
COMMON STOCKS (CONTINUED)
     *BROADBASE SOFTWARE, INC. ..............         26,500      $   2,981,250
     *HNC SOFTWARE, INC. ....................         18,700          1,977,525
     *INTERACTIVE PICTURES CORP. ............         85,800          2,000,213
     *MACROMEDIA, INC. ......................         43,900          3,210,187
     *MANUGISTICS GROUP, INC. ...............         70,000          2,261,875
     *MARIMBA, INC. .........................         30,400          1,400,300
     *METASOLV SOFTWARE, INC. ...............         10,500            858,375
     *OPEN MARKET, INC. .....................         75,000          3,384,375
     *PRIMUS KNOWLEDGE SOLUTIONS,
       INC. .................................          5,000            226,563
     *QUINTUS CORP. .........................         18,500            848,687
     *RAVISENT TECHNOLOGIES, INC. ...........         62,600          2,406,188
     *REMEDY CORP. ..........................         36,600          1,743,075
     *RETEK, INC. ...........................          5,200            391,300
     *SANTA CRUZ OPERATION, INC. ............         64,700          1,965,262
     *SYMANTEC CORP. ........................         76,700          4,496,538
     *TIBCO SOFTWARE, INC. ..................          3,300            504,900
     *VERITY, INC. ..........................         78,700          3,349,669
     *VIADOR, INC. ..........................         24,600          1,042,425
                                                                  -------------
                                                                     46,349,919
                                                                  -------------

    TELECOMMUNICATIONS EQUIPMENT (9.8%)
     *ADVANCED FIBRE COMMUNICATIONS,
       INC. .................................         78,200          3,494,563
     *COMMSCOPE, INC. .......................         79,400          3,200,812
     *DAVOX CORP. ...........................         31,000            608,375
     *DIGITAL LIGHTWAVE, INC. ...............         34,400          2,201,600
     *DIGITAL MICROWAVE CORP. ...............        120,200          2,817,188
     *DSET CORP. ............................         67,300          2,515,337
     *HARMONIC, INC. ........................         42,500          4,034,844
     *ORTEL CORP. ...........................         17,100          2,052,000
     *POWERWAVE TECHNOLOGIES, INC. ..........         41,400          2,416,725
     *PROXIM, INC. ..........................         18,500          2,035,000
     *RF MICRO DEVICES, INC. ................         19,000          1,300,312
     *SPECTRIAN CORP. .......................         52,800          1,491,600
     *VIASAT, INC. ..........................          4,900            244,388
                                                                  -------------
                                                                     28,412,744
                                                                  -------------
    TOTAL TECHNOLOGY ........................                       152,618,489
                                                                  -------------

   TRANSPORTATION (0.2%)
    AIRLINES
     EXPEDITORS INTERNATIONAL OF
         WASHINGTON, INC. ...................         13,300            582,706
                                                                  -------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                                 -----------      -------------
   UTILITIES (2.9%)
    TELECOMMUNICATIONS SERVICES
     *ADAPTIVE BROADBAND CORP. ..............         43,600     $    3,218,225
     *GRIC COMMUNICATIONS, INC. .............         49,500          1,256,062
     *INTERVOICE-BRITE, INC. ................        120,200          2,794,650
     *Z-TEL TECHNOLOGIES, INC. ..............         27,200          1,098,200
                                                                  -------------
                                                                      8,367,137
                                                                  -------------
    TOTAL COMMON STOCKS
      (COST $177,109,530) ...................                       270,750,314
                                                                  -------------

CONVERTIBLE PREFERRED STOCK (0.2%)
    TELECOMMUNICATION EQUIPMENT
     *NANOVATION TECHNOLOGIES, INC.
       (PRIVATE PLACEMENT)
       (COST $626,715) ......................         41,781            626,715
                                                                  -------------

WARRANT (0.1%)
    HEALTHCARE
      BIOVAIL CORP. INT'L. (09/30/2002)
       (COST $28,420) .......................          2,842            162,705
                                                                  -------------

REPURCHASE AGREEMENTS (5.3%)
      J.P. MORGAN SECURITIES, INC.
       5.527% DATED 12/31/1999, DUE 01/03/2000
       IN THE AMOUNT OF $12,927,188
       COLLATERALIZED BY U.S. TREASURY
       INFLATION INDEX NOTES 3.375% TO
       3.875% DUE 01/15/2007 TO 01/15/2009. .    $12,925,231         12,925,231
      MERRILL LYNCH
       5.475% DATED 12/31/1999, DUE 01/03/2000
       IN THE AMOUNT OF $2,300,345
       COLLATERALIZED BY U.S. TREASURY
       BILLS DUE 03/30/2000 TO 09/14/2000 ...      2,300,000          2,300,000
                                                                  -------------
    TOTAL REPURCHASE AGREEMENTS
      (COST $15,225,231) ....................                        15,225,231
                                                                  -------------

TOTAL INVESTMENTS (98.8%)
  (COST $192,989,896) .......................                       286,764,965

OTHER ASSETS LESS LIABILITIES (1.2%) ........                         3,609,024
                                                                  -------------

NET ASSETS (100.0%) .........................                      $290,373,989
                                                                  -------------
                                                                  -------------

*   Non-income producing.


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

-------------------                                          ------------------
                   --COLUMBIA REAL ESTATE EQUITY FUND, INC.--
                   ------------------------------------------
                                December 31, 1999

                                                    SHARES            VALUE
                                                 -----------      -------------
COMMON STOCKS (94.3%)
   REAL ESTATE INVESTMENT TRUSTS
    APARTMENTS (15.6%)
      APARTMENT INVESTMENT &
       MANAGEMENT CO. (CLASS A) ...........          197,200        $ 7,851,025
      ARCHSTONE COMMUNITIES TRUST .........          309,671          6,348,255
      AVALONBAY COMMUNITIES, INC. .........          272,864          9,362,646
      EQUITY RESIDENTIAL PROPERTIES
       TRUST ..............................          224,603          9,587,741
      POST PROPERTIES, INC. ...............          119,700          4,578,525
                                                                  -------------
                                                                     37,728,192
                                                                  -------------

    COMMUNITY CENTERS (9.6%)
      KIMCO REALTY CORP.  .................          208,500          7,062,937
      PAN PACIFIC RETAIL PROPERTIES,
       INC. ...............................          124,300          2,027,644
      VORNADO REALTY TRUST ................          432,500         14,056,250
                                                                  -------------
                                                                     23,146,831
                                                                  -------------

    HEALTHCARE (0.7%)
      NATIONWIDE HEALTH PROPERTIES,
       INC. ...............................          129,800          1,784,750
                                                                  -------------

    INDUSTRIAL (30.0%)
      ALEXANDRIA REAL ESTATE
       EQUITIES, INC. .....................          149,500          4,755,969
      AMB PROPERTY CORP. ..................          265,500          5,293,406
      CABOT INDUSTRIAL TRUST ..............          219,700          4,036,987
      CENTERPOINT PROPERTIES CORP. ........           62,500          2,242,188
      FIRST INDUSTRIAL REALTY TRUST,
       INC. ...............................          247,600          6,793,525
      LIBERTY PROPERTY TRUST ..............          283,300          6,870,025
      PROLOGIS TRUST ......................          705,345         13,577,891
      PUBLIC STORAGE, INC. ................          632,132         14,341,495
      SPIEKER PROPERTIES, INC. ............          279,400         10,180,638
      STARWOOD FINANCIAL, INC. ............          256,335          4,341,674
                                                                  -------------
                                                                     72,433,798
                                                                  -------------

    LODGING (3.3%)
      HOST MARRIOTT CORP. .................          460,700          3,800,775
      STARWOOD HOTELS & RESORTS
       WORLDWIDE, INC. ....................          176,800          4,154,800
                                                                  -------------
                                                                      7,955,575
                                                                  -------------

                                                                     SHARES
                                                                    PRINCIPAL
                                                    SHARES           AMOUNT
                                                  ----------      -------------
    OFFICE (23.6%)
      BOSTON PROPERTIES, INC. .............          137,000        $ 4,264,125
      COUSINS PROPERTIES, INC. ............          327,500         11,114,531
      EQUITY OFFICE PROPERTIES TRUST ......          441,218         10,864,993
      MACK-CALI REALTY CORP. ..............          167,500          4,365,469
      PRENTISS PROPERTIES TRUST ...........          226,300          4,752,300
      RECKSON ASSOCIATES REALTY CORP ......          431,300          8,841,650
      TRIZEC HAHN CORP. ...................          768,000         12,960,000
                                                                   ------------
                                                                     57,163,068
                                                                   ------------

    OTHER (2.1%)
     *CATELLUS DEVELOPMENT CORP. ..........          402,800          5,160,875
                                                                   ------------

    SHOPPING MALLS (9.4%)
      GENERAL GROWTH PROPERTIES,
       INC. ...............................          413,400         11,575,200
      MACERICH CO. (THE) ..................          146,100          3,040,706
      SIMON PROPERTY GROUP, INC. ..........          351,256          8,056,935
                                                                   ------------
                                                                     22,672,841
                                                                   ------------
    TOTAL COMMON STOCKS
      (COST $241,297,568) .................                         228,045,930
                                                                   ------------

REPURCHASE AGREEMENTS (6.4%)
     J.P. MORGAN SECURITIES, INC.
       5.527% DATED 12/31/1999, DUE 01/03/2000
       IN THE AMOUNT OF $6,338,534.
       COLLATERALIZED BY U.S. TREASURY
       INFLATION INDEX NOTES 3.375% TO
       3.875% DUE 01/15/2007 TO 01/15/2009.       $6,337,574          6,337,574
      MERRILL LYNCH
       5.475% DATED 12/31/1999, DUE 01/03/2000
       IN THE AMOUNT OF $9,001,350.
       COLLATERALIZED BY U.S. TREASURY
       BILLS DUE 03/30/2000 TO 09/14/2000.         9,000,000          9,000,000
                                                                   ------------
    TOTAL REPURCHASE AGREEMENTS
      (COST $15,337,574) ..................                          15,337,574
                                                                   ------------

TOTAL INVESTMENTS (100.7%)
  (COST $256,635,142) .....................                         243,383,504

OTHER ASSETS LESS LIABILITIES(-0.7%) ......                          (1,667,766)
                                                                   ------------

NET ASSETS (100.0%) .......................                        $241,715,738
                                                                   ------------
                                                                   ------------

*   Non-income producing.

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

------------------------                                -----------------------
                        --COLUMBIA BALANCED FUND, INC.--
                        --------------------------------
                                December 31, 1999

                                                    SHARES            VALUE
                                                  ----------      -------------
COMMON STOCKS (56.2%)
   BASIC INDUSTRIES & MANUFACTURING (6.7%)
    ELECTRICAL EQUIPMENT/DIVERSIFIED INDUSTRIAL (4.0%)
      COOPER INDUSTRIES, INC. ...............         72,700       $  2,939,806
      GENERAL ELECTRIC CO. ..................        150,800         23,336,300
      HONEYWELL INTERNATIONAL, INC. .........        132,300          7,632,056
      TYCO INTERNATIONAL LTD. ...............        194,952          7,578,759
                                                                   ------------
                                                                     41,486,921
                                                                   ------------

    MATERIALS (2.7%)
      CHAMPION INTERNATIONAL CORP. ..........         78,700          4,874,481
      DOW CHEMICAL CO. ......................         53,100          7,095,487
      DU PONT (E.I.) DE NEMOURS & CO. .......         82,300          5,421,513
      INTERNATIONAL PAPER CO. ...............         81,300          4,588,369
      PRAXAIR, INC. .........................         80,700          4,060,219
      WILLAMETTE INDUSTRIES, INC. ...........         38,800          1,801,775
                                                                   ------------
                                                                     27,841,844
                                                                   ------------
    TOTAL BASIC INDUSTRIES &
      MANUFACTURING .........................                        69,328,765
                                                                   ------------

   BUSINESS & CONSUMER SERVICES (5.4%)
    BROADCASTING (3.6%)
     *AT&T CORP.--LIBERTY MEDIA GROUP
       (CLASS A) ............................        201,964         11,461,457
     *CLEAR CHANNEL
       COMMUNICATIONS, INC. .................        112,400         10,031,700
     *INFINITY BROADCASTING CORP.
       (CLASS A) ............................        168,200          6,086,737
      NEWS CORP. LTD. ADR ...................        112,000          4,284,000
     *USA NETWORKS, INC. ....................        108,750          6,008,438
                                                                   ------------
                                                                     37,872,332
                                                                   ------------

    CABLE (1.1%)
     *CHARTER COMMUNICATIONS, INC.
       (CLASS A) ............................        122,000          2,668,750
     *MEDIAONE GROUP, INC. * ................        108,800          8,357,200
                                                                   ------------
                                                                     11,025,950
                                                                   ------------

    ENTERTAINMENT (0.7%)
      TIME WARNER, INC. .....................        105,800          7,663,888
                                                                   ------------
    TOTAL BUSINESS & CONSUMER SERVICES ......                        56,562,170
                                                                   ------------

   CONSUMER CYCLICAL (3.8%)
    HOTELS & GAMING (0.2%)
      ROYAL CARIBBEAN CRUISES LTD. ..........         42,100          2,076,056
                                                                   ------------

    RESTAURANTS (0.3%)
      MCDONALD'S CORP. ......................         86,500        $ 3,487,031
                                                                   ------------

    RETAIL (3.3%)
     *BED, BATH & BEYOND, INC. ..............        196,600          6,831,850
     *BEST BUY CO., INC. ....................         40,500          2,032,594
      CIRCUIT CITY STORES, INC. .............         50,800          2,289,175
     *COSTCO WHOLESALE CORP. ................        103,700          9,462,625
      HOME DEPOT, INC. ......................        112,850          7,737,278
     *STAPLES, INC. .........................        265,500          5,509,125
                                                                   ------------
                                                                     33,862,647
                                                                   ------------
    TOTAL CONSUMER CYCLICAL .................                        39,425,734
                                                                   ------------

   CONSUMER STAPLES (5.1%)
    FOOD & DRUG RETAIL (0.9%)
     *SAFEWAY, INC. .........................        263,400          9,367,163
                                                                   ------------

    HEALTH CARE (3.2%)
      BRISTOL-MYERS SQUIBB CO. ..............        114,000          7,317,375
      PFIZER, INC. ..........................        140,300          4,550,981
      SCHERING-PLOUGH CORP. .................        139,600          5,889,375
      WARNER-LAMBERT CO. ....................        190,800         15,633,675
                                                                   ------------
                                                                     33,391,406
                                                                   ------------

    MEDICAL DEVICES (1.0%)
      *GUIDANT CORP. ........................        228,700         10,748,900
                                                                   ------------
    TOTAL CONSUMER STAPLES ..................                        53,507,469
                                                                   ------------

   ENERGY (3.6%)
    INTERNATIONAL INTEGRATED (1.9%)
      EXXON MOBIL CORP. .....................        188,487         15,184,984
      ROYAL DUTCH PETROLEUM CO. .............         78,500          4,744,344
                                                                   ------------
                                                                     19,929,328
                                                                   ------------

    OIL SERVICES (1.7%)
     *BJ SERVICES CO. .......................        150,900          6,309,506
     *NABORS INDUSTRIES, INC. ...............        184,000          5,692,500
     *NOBLE DRILLING CORP. ..................        160,300          5,249,825
                                                                   ------------
                                                                     17,251,831
                                                                   ------------
    TOTAL ENERGY ............................                        37,181,159
                                                                   ------------

   FINANCIAL (7.7%)
    BANKS (2.9%)
      BANK OF NEW YORK CO., INC. ............        145,900          5,836,000
      CHASE MANHATTAN CORP. .................         44,800          3,480,400
      CITIGROUP, INC. .......................        380,875         21,162,367
                                                                   ------------
                                                                     30,478,767
                                                                   ------------


                 See Accompanying Notes to Financial Statements
                                       39

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

------------------------                                -----------------------
                        --COLUMBIA BALANCED FUND, INC.--
                        --------------------------------
                                December 31, 1999
                                                    SHARES            VALUE
                                                  ----------      -------------
COMMON STOCKS (CONTINUED)
    BROKERS, MONEY MANAGERS (2.2%)
      AMERICAN EXPRESS CO. ..................         81,100        $13,482,875
      MORGAN STANLEY, DEAN
       WITTER & CO. .........................         64,000          9,136,000
                                                                   ------------
                                                                     22,618,875
                                                                   ------------

    INSURANCE - PROPERTY & CASUALTY (1.4%)
      AMERICAN INTERNATIONAL
       GROUP, INC. ..........................        114,825         12,415,453
      TRAVELERS PROPERTY
       CASUALTY CORP. (CLASS A) .............         58,300          1,996,775
                                                                   ------------
                                                                     14,412,228
                                                                   ------------

    MORTGAGE/FINANCE COMPANIES (1.2%)
      FANNIE MAE ............................         79,900          4,988,756
      FREDDIE MAC ...........................        156,100          7,346,457
                                                                   ------------
                                                                     12,335,213
                                                                   ------------
    TOTAL FINANCIAL .........................                        79,845,083
                                                                   ------------

   TECHNOLOGY (19.1%)
    COMPUTERS (0.6%)
     *APPLE COMPUTER, INC. ..................         52,200          5,366,813
     *DELL COMPUTER CORP. ...................         17,500            892,500
                                                                   ------------
                                                                      6,259,313
                                                                   ------------

    DATA SERVICES (3.0%)
     *AMERICA ONLINE, INC. ..................        129,800          9,791,788
     *COMPUTER SCIENCES CORP. ...............        182,900         17,306,912
     *XILINX, INC. ..........................         87,200          3,964,875
                                                                   ------------
                                                                     31,063,575
                                                                   ------------

    SEMICONDUCTORS (4.5%)
     *ALTERA CORP. ..........................        113,000          5,600,563
     *APPLIED MATERIALS, INC. ...............         86,100         10,907,794
      INTEL CORP. ...........................        143,450         11,807,728
     *JDS UNIPHASE CORP. ....................         38,400          6,194,400
     *MICRON TECHNOLOGY, INC. ...............         50,000          3,887,500
      STMICROELECTRONICS N.V. ...............         20,700          3,134,756
      TEXAS INSTRUMENTS, INC. ...............         52,000          5,037,500
                                                                   ------------
                                                                     46,570,241
                                                                   ------------

    SOFTWARE (5.5%)
     *BMC SOFTWARE, INC. ....................         87,400          6,986,537
     *MICROSOFT CORP. .......................        260,500         30,413,375

                                                    SHARES
                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ----------      -------------
     *ORACLE CORP. ..........................        178,800       $ 20,036,775
                                                                   ------------
                                                                     57,436,687
                                                                   ------------

    TELECOMMUNICATIONS EQUIPMENT (5.5%)
     *CISCO SYSTEMS, INC. ...................        164,550         17,627,419
      LUCENT TECHNOLOGIES, INC. .............        211,460         15,819,851
      MOTOROLA, INC. ........................         30,700          4,520,575
      NOKIA CORP. ...........................         23,100          4,389,000
      NORTEL NETWORKS CORP. .................         60,600          6,120,600
     *TELLABS, INC. .........................        145,100          9,313,606
                                                                   ------------
                                                                     57,791,051
                                                                   ------------
    TOTAL TECHNOLOGY ........................                       199,120,867
                                                                   ------------

   TRANSPORTATION (0.2%)
    TRUCKS
      UNITED PARCEL SERVICE, INC.
       (CLASS B) ............................         29,900          2,063,100
                                                                   ------------

   UTILITIES (4.6%)
    TELECOMMUNICATIONS SERVICES
      ALLTEL CORP. ..........................        103,800          8,582,962
     *EQUANT NV .............................         41,000          4,592,000
     *MCI WORLDCOM, INC. ....................        271,887         14,427,004
      SBC COMMUNICATIONS, INC. ..............        139,300          6,790,875
     *SPRINT CORP. (PCS GROUP) ..............         67,400          6,908,500
      VODAFONE AIRTOUCH PLC .................        131,600          6,514,200
                                                                   ------------
    TOTAL UTILITIES .........................                        47,815,541
                                                                   ------------
    TOTAL COMMON STOCKS
      (COST $370,679,226) ...................                       584,849,888
                                                                   ------------

BONDS (42.7%)
U.S. GOVERNMENT SECURITIES (18.6%)
   U.S. TREASURY NOTES & BONDS (2.9%)
    U.S. TREASURY BONDS
      8.875% 08/15/2017 .....................    $16,910,000         20,418,825
      8.125% 08/15/2019 .....................        400,000            455,375
    U.S. TREASURY NOTES
      6.125% 12/31/2001 .....................      7,145,000          7,132,720
      7.000% 07/15/2006 .....................      1,920,000          1,965,900
                                                                   ------------
                                                                     29,972,820
                                                                   ------------

   U.S. TREASURY STRIPS (1.3%)
      0.000% 05/15/2011 .....................     29,550,000         13,683,423
                                                                   ------------


                 See Accompanying Notes to Financial Statements
                                       40

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

------------------------                                -----------------------
                        --COLUMBIA BALANCED FUND, INC.--
                        --------------------------------
                                December 31, 1999
                                                  PRINCIPAL
                                                   AMOUNT             VALUE
                                                 -----------      -------------
   BONDS (CONTINUED)
   U.S. AGENCY BONDS (2.1%)
      FEDERAL HOME LOAN BANK
        6.000% 08/15/2002 ...................    $22,225,000        $21,888,069
                                                                   ------------

   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    (GNMA)(7.5%)
       6.500% 04/15/2029 - 08/15/2029 .......      5,544,502          5,207,501
       7.000% 01/15/2028 - 12/15/2029 .......     36,911,116         35,653,831
       7.500% 09/15/2028 - 11/15/2029 .......     37,455,539         37,051,723
                                                                   ------------
                                                                     77,913,055
                                                                   ------------

   FEDERAL HOUSING ADMINISTRATION (FHA) (0.2%)
      FHA INSURED PROJECT POOL #55
        7.430% 04/01/2022 ...................      1,596,489          1,491,292
      FHA INSURED PROJECT POOL
       #53-43077
        9.125% 07/25/2033 ...................      1,089,982          1,128,941
                                                                   ------------
                                                                      2,620,233
                                                                   ------------

   AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
    (4.6%)
     GNMA (0.6%)
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-4 CL. B
        7.000% 08/20/2026 ...................      3,624,772          3,548,869
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1999-47 CL. BC
        7.750% 11/20/2026 ...................      2,975,650          2,938,752
                                                                   ------------
                                                                      6,487,621
                                                                   ------------

    FNMA (2.5%)
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-44 CL. VC
       6.500% 11/18/2015 ....................      2,620,000          2,433,338
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1996-59 CL. K
       6.500% 07/25/2023 ....................      4,205,000          3,880,416
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1994-10 CL. UU
       6.500% 01/25/2024 ....................      2,195,000          1,979,188
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1994-43 CL. E
       6.500% 02/25/2024 ....................      1,432,843          1,380,000
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-63 CL. PH
       7.000% 07/18/2026 ....................      9,160,000          8,799,279
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-61 CL. PK
        6.000% 12/25/2026 ...................     $4,670,000          4,219,018
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-68 CL. PJ
        7.000% 10/18/2027 ...................      3,000,000          2,850,810
                                                                    -----------
                                                                     25,542,049
                                                                    -----------

    FHLMC (1.5%)
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 2153 CL. CC
        6.000% 08/15/2014 ...................      2,160,000          2,066,839
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 2116 CL. VC
        6.000% 11/15/2014 ...................      6,440,000          5,698,708
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 1763 CL. H
        8.250% 07/15/2023 ...................        337,770            342,728
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 2065 CL. PB
        6.250% 01/15/2024 ...................        883,000            843,053
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 2114 CL. PF
        6.000% 04/15/2027 ...................      3,000,000          2,710,290
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 2186 CL. KB
        6.500% 05/15/2027 ...................      4,420,000          4,084,310
                                                                    -----------
                                                                     15,745,928
                                                                    -----------
    TOTAL AGENCY COLLATERALIZED
      MORTGAGE OBLIGATIONS ..................                        47,775,598
                                                                    -----------
    TOTAL U.S. GOVERNMENT SECURITIES
      (COST $200,382,433) ...................                       193,853,198
                                                                    -----------
CORPORATE BONDS (15.4%)
 INDUSTRIAL (8.3%)
    BASIC INDUSTRY & MANUFACTURING (1.2%)
      ALUMINUM CO. OF AMERICA,
       SERIES B
        6.500% 06/15/2018 ...................      4,350,000          3,805,336
      BALL CORP.
        7.750% 08/01/2006 ...................        850,000            828,750
      DOW CHEMICAL CO.
        7.375% 11/01/2029 ...................      2,225,000          2,128,793


                 See Accompanying Notes to Financial Statements
                                       41

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

------------------------                                -----------------------
                        --COLUMBIA BALANCED FUND, INC.--
                        --------------------------------
                                December 31, 1999
                                                  PRINCIPAL
                                                   AMOUNT             VALUE
                                                 -----------      -------------
BONDS (CONTINUED)
      TYCO INTERNATIONAL GROUP S.A.
        6.250% 06/15/2003 ...................     $4,500,000        $ 4,320,495
      WESTPOINT STEVENS, INC.
        7.875% 06/15/2005 ...................      1,575,000          1,433,250
                                                                    -----------
                                                                     12,516,624
                                                                    -----------

    BUSINESS & CONSUMER SERVICES (1.9%)
      ALLIED WASTE NORTH AMERICA, INC.
        7.625% 01/01/2006 ...................      1,000,000            897,500
      COMCAST CORP.
        9.500% 01/15/2008 ...................      2,140,000          2,207,602
      COX COMMUNICATIONS, INC.
        7.000% 08/15/2001 ...................      2,975,000          2,968,663
      CSC HOLDINGS, INC.
        8.125% 08/15/2009 ...................        200,000            196,496
      JONES INTERCABLE, INC.
        8.875% 04/01/2007 ...................      1,425,000          1,457,832
      LENFEST COMMUNICATIONS, INC.
        8.375% 11/01/2005 ...................        650,000            661,654
      SERVICE CORP. INTERNATIONAL
        6.300% 03/15/2003 ...................      5,000,000          4,110,300
      USA NETWORKS, INC.
        6.750% 11/15/2005 ...................      1,000,000            954,800
      USA WASTE SERVICES, INC.
        6.125% 07/15/2001 ...................      6,585,000          6,267,274
                                                                    -----------
                                                                     19,722,121
                                                                    -----------

    CONSUMER CYCLICAL (2.2%)
      DAIMLER CHRYSLER N.A. HOLDINGS
        6.840% 10/15/2002 ...................      4,500,000          4,477,500
      FEDERATED DEPARTMENT
       STORES, INC.
        6.300% 04/01/2009 ...................      2,200,000          2,000,174
        6.900% 04/01/2029 ...................      1,525,000          1,333,144
      FORD MOTOR CREDIT CO.
        6.700% 07/16/2004 ...................      7,000,000          6,851,250
      LOWE'S COS., INC.
        6.500% 03/15/2029 ...................      2,825,000          2,373,302
      NORDSTROM, INC.
        5.625% 01/15/2009 ...................      3,125,000          2,710,562
      PARK PLACE ENTERTAINMENT CORP.
        8.500% 11/15/2006 ...................      2,725,000          2,686,618
                                                                    -----------
                                                                     22,432,550
                                                                    -----------

    CONSUMER STAPLES (1.3%)
      COCA-COLA ENTERPRISES, INC.
        6.750% 01/15/2038 ...................      4,150,000          3,573,113
      DIAGEO CAPITAL PLC
        6.625% 06/24/2004 ...................      6,000,000          5,857,500
      MONSANTO CO. (144A)
        5.750% 12/01/2005 ...................      4,850,000          4,511,276
                                                                    -----------
                                                                     13,941,889
                                                                    -----------

    ENERGY (0.4%)
      CONOCO, INC.
        5.900% 04/15/2004 ...................      1,000,000            954,670
      GULF CANADA RESOURCES LTD.
        9.625% 07/01/2005 ...................      2,500,000          2,562,500
                                                                    -----------
                                                                      3,517,170
                                                                    -----------

    TECHNOLOGY (0.9%)
      RAYTHEON CO.
        6.450% 08/15/2002 ...................      4,300,000          4,183,083
      UNITED TECHNOLOGIES CORP.
        6.500% 06/01/2009 ...................      5,275,000          4,933,497
                                                                    -----------
                                                                      9,116,580
                                                                    -----------

    TRANSPORTATION (0.4%)
      ALLIED HOLDING, INC. SERIES B
        8.625% 10/01/2007 ...................        500,000            442,500
      CANADIAN NATIONAL RAILWAY CO.
        6.450% 07/15/2006 ...................        675,000            628,655
      FEDERAL EXPRESS CORP.
       PASS THRU TRUST SERIES 1997-1C
        7.650% 01/15/2014 ...................      2,081,217          1,965,731
      TEEKAY SHIPPING CORP.
       GTD. 1ST PFD. SHIP. MTG. NOTES
        8.320% 02/01/2008 ...................      1,000,000            917,500
                                                                    -----------
                                                                      3,954,386
                                                                    -----------
    TOTAL INDUSTRIAL ........................                        85,201,320
                                                                    -----------

   FINANCIAL (3.0%)
    FINANCE (1.2%)
      LEHMAN BROTHERS, INC.
        7.000% 10/01/2002 ...................      4,400,000          4,343,724
      MERRILL LYNCH & CO.
       MEDIUM TERM NOTES, SERIES B
        5.710% 01/15/2002 ...................      3,725,000          3,637,165


                 See Accompanying Notes to Financial Statements
                                       42

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

------------------------                                -----------------------
                        --COLUMBIA BALANCED FUND, INC.--
                        --------------------------------
                                December 31, 1999
                                                  PRINCIPAL
                                                   AMOUNT             VALUE
                                                 -----------      -------------
BONDS (CONTINUED)
      MORGAN STANLEY, DEAN WITTER
       DISCOVER & CO. MEDIUM TERM NOTES
        5.750% 02/15/2001 ...................     $2,100,000        $ 2,073,582
      TRAVELERS PROPERTY CASUALTY CORP.
        6.750% 11/15/2006 ...................      2,350,000          2,269,771
                                                                    -----------
                                                                     12,324,242
                                                                    -----------

    BANKS-DOMESTIC (1.2%)
      CHASE MANHATTAN CORP.
       MEDIUM TERM NOTES, SERIES C
        6.750% 12/01/2004 ...................      5,250,000          5,145,000
      MELLON FINANCIAL CO.
        5.750% 11/15/2003 ...................      3,725,000          3,561,584
      WACHOVIA CORP.
        5.625% 12/15/2008 ...................      4,350,000          3,812,862
                                                                    -----------
                                                                     12,519,446
                                                                    -----------

    BANKS-FOREIGN (0.6%)
      ABBEY NATIONAL PLC
        6.690% 10/17/2005 ...................      3,000,000          2,881,650
      ABN AMRO BANK N. V. CHICAGO
        7.250% 05/31/2005 ...................      3,575,000          3,531,417
                                                                    -----------
                                                                      6,413,067
                                                                    -----------
    TOTAL FINANCIAL .........................                        31,256,755
                                                                    -----------

   UTILITIES (3.4%)
    ELECTRIC (2.1%)
      ARIZONA PUBLIC SERVICE CO.
        5.875% 02/15/2004 ...................      4,100,000          3,843,750
      EDISON MISSION ENERGY (144A)
        7.730% 06/15/2009 ...................      3,200,000          3,165,696
      MIDAMERICAN FUNDING CORP. (144A)
        5.850% 03/01/2001 ...................      7,675,000          7,559,875
      NATIONAL RURAL UTILITIES
       COOPERATIVE FINANCE CORP.
        6.550% 11/01/2018 ...................      2,595,000          2,314,684
      TXU EASTERN FUNDING CO.
        6.450% 05/15/2005 ...................      5,200,000          4,894,604
                                                                    -----------
                                                                     21,778,609
                                                                    -----------

    GAS PIPELINES (0.8%)
      COASTAL CORP.
        6.500% 05/15/2006 ...................      5,250,000          4,937,152

      K N ENERGY, INC.
        6.650% 03/01/2005 ...................      4,075,000          3,884,535
                                                                    -----------
                                                                      8,821,687
                                                                    -----------

    TELECOMMUNICATIONS (0.5%)
      MCI WORLDCOM, INC.
        6.250% 08/15/2003 ...................      2,100,000          2,042,586
        8.875% 01/15/2006 ...................      1,000,000          1,049,570
      TCI COMMUNICATIONS, INC.
        8.000% 08/01/2005 ...................      1,900,000          1,956,259
                                                                    -----------
                                                                      5,048,415
                                                                    -----------
    TOTAL UTILITIES .........................                        35,648,711
                                                                    -----------

   YANKEE (0.7%)
    CANADIAN PROVINCE (0.4%)
      QUEBEC PROVINCE
        6.500% 01/17/2006 ...................      3,100,000          2,977,209
        7.125% 02/09/2024 ...................      2,000,000          1,860,223
                                                                    -----------
                                                                      4,837,432
                                                                    -----------

    OTHER (0.3%)
      KOREA DEVELOPMENT BANK
        6.500% 11/15/2002 ...................        775,000            753,269
        7.125% 04/22/2004 ...................      2,375,000          2,315,335
                                                                    -----------
                                                                      3,068,604
                                                                    -----------
    TOTAL YANKEE ............................                         7,906,036
                                                                    -----------
    TOTAL CORPORATE BONDS
      (COST $168,599,601) ...................                       160,012,822
                                                                    -----------

   OTHER SECURITIZED LOANS (8.5%)
    ASSET BACKED SECURITIES (3.8%)
      CITYSCAPE HOME EQUITY
       LOAN TRUST SERIES 1997-B CL. A-7
        7.410% 05/25/2028 ...................      4,150,000          4,070,092
      CITYSCAPE HOME LOAN
       OWNER TRUST SERIES 1997-4 CL. A-4
        7.440% 10/25/2018 ...................      4,000,000          3,893,622
      FIRST ALLIANCE MORTGAGE TRUST
       SERIES 1996-1 CL. A-1
        7.340% 06/20/2027 ...................        753,585            753,220
      IMC HOME EQUITY LOAN TRUST
       SERIES 1997-3 CL. A-6
        7.520% 08/20/2028 ...................      2,310,000          2,288,586


                 See Accompanying Notes to Financial Statements
                                       43

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

-----------------------                                  -----------------------
                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------
                                December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 -----------     --------------
BONDS (CONTINUED)
      IMC HOME EQUITY LOAN TRUST
       SERIES 1997-5 CL. A-9
        7.310% 11/20/2028 ..................     $ 2,180,000     $    2,078,932
      MERIT SECURITIES CORP.
       SERIES 13 CL. A4
        7.880% 12/28/2033 ..................       2,310,000          2,300,401
      NEW CENTURY HOME EQUITY
       LOAN TRUST SERIES 1997-NC5 CL. A-4
        6.780% 08/25/2025 ..................       1,340,000          1,328,174
      NEW CENTURY HOME EQUITY
       LOAN TRUST SERIES 1997-NC5 CL. A-5
       (VARIABLE IN 10 YRS.)
        7.130% 10/25/2028 ..................      11,760,000         11,540,970
      SALOMON BROTHERS MORTGAGE
       SECURITIES VII, INC.
       SERIES 1996-LB2 CL. A-8
        7.800% 10/25/2026 ..................       2,650,000          2,676,990
      SALOMON BROTHERS MORTGAGE
       SECURITIES VII, INC.
       SERIES 1998-AQ1 CL. A-5
        7.150% 06/25/2028 ..................       3,000,000          2,963,985
      THE MONEY STORE RESIDENTIAL
       TRUST SERIES 1997-II CL. A-4
        7.385% 03/15/2029 ..................       3,862,000          3,840,817
      UCFC FUNDING CORP.
       SERIES 1997-1 CL. A-3
        7.055% 09/15/2013 ..................       1,790,000          1,784,854
                                                                 --------------
                                                                     39,520,643
                                                                 --------------

    COLLATERALIZED MORTGAGE OBLIGATIONS (2.4%)
     +BEAR STEARNS MORTGAGE
       SECURITIES, INC. SERIES 1996-2 CL. A-1
        5.610% 01/25/2025 ..................       3,504,786          3,143,092
      CMC SECURITIES CORP. IV
       SERIES 1997-2 CL. 1A-12
        7.250% 11/25/2027 ..................       7,085,000          6,743,893
      HEADLANDS MORTGAGE
       SECURITIES, INC.
       SERIES 1997-3 CL. 1-A-6
        7.000% 07/25/2027 ..................       5,360,000          5,202,041
     +MORTGAGE OBLIGATION STRUCTURED
       TRUST (144A) SERIES 1993-1 CL. B1
        10.599% 10/25/2018 .................         598,019            600,172

      PNC MORTGAGE SECURITIES
       CORP. SERIES 1997-4 CL. 2PP-2
        7.500% 07/25/2027 ..................      $2,750,000     $    2,674,699
     +SACO I, INC. (144A)
       SERIES 1995-1 CL. A
        5.863% 9/25/2024 ...................       1,954,511          1,801,668
      STRUCTURED ASSET SECURITIES
       CORP. SERIES 1999-ALS2 CL. A2
        6.750% 07/25/2029 ..................       5,020,269          4,832,482
                                                                 --------------
                                                                     24,998,047
                                                                 --------------

    COMMERCIAL MORTGAGE BACKED SECURITIES (2.3%)
      COMMERCIAL CAPITAL ACCESS
       ONE, INC. (144A) SERIES 3 CL. A-2
        6.615% 11/15/2028 ..................       6,460,000          6,020,397
      CREDIT SUISSE FIRST BOSTON
       MORTGAGE SECURITIES CORP.
       SERIES 1998-C1 CL. A1B
        6.480% 05/17/2008 ..................       2,860,000          2,669,052
      MORGAN STANLEY CAPITAL I, INC.
       SERIES 1999-CAM CL. A-3
        6.920% 11/15/2008 ..................       5,560,000          5,429,924
      NATIONSLINK FUNDING CORP.
       SERIES 1999-SL CL. A5
        6.888% 06/10/2007 ..................       3,480,000          3,357,942
     +NOMURA ASSET SECURITIES CORP.
       SERIES 1994-MD1 CL. A-1B
        7.708% 03/15/2018 ..................       1,341,799          1,350,998
      PRUDENTIAL SECURITIES SECURED
       FINANCING CORP.
       SERIES 1999-C2 CL. A2
        7.193% 04/15/2009 ..................       5,045,000          4,924,954
                                                                 --------------
                                                                     23,753,267
                                                                 --------------

    TOTAL OTHER SECURITIZED LOANS
      (COST $90,990,269) ...................                         88,271,957
                                                                 --------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

-----------------------                                  -----------------------
                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------
                                December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 -----------     --------------
BONDS (CONTINUED)
    TAXABLE MUNICIPAL BONDS (0.2%)
      CHICAGO IL. TAX INCREMENT
       TAXABLE ALLOCATION
       CENTRAL LOOP B
        6.375% 06/01/2003
            (COST $2,327,535) ..............     $ 2,250,000     $    2,196,562
                                                                 --------------
    TOTAL BONDS
      (COST $462,299,838) ..................                        444,334,539
                                                                 --------------

REPURCHASE AGREEMENT (0.9%)
      J.P. MORGAN SECURITIES, INC.
       5.527% DATED 12/31/1999,
       DUE 01/03/2000 IN THE
       AMOUNT OF $8,959,119.
       COLLATERALIZED BY
       U.S. TREASURY INFLATION INDEX
       NOTES 3.375% TO 3.875%
       DUE 01/15/2007 TO 01/15/2009.
       (COST $8,957,763) ...................       8,957,763          8,957,763
                                                                 --------------
TOTAL INVESTMENTS (99.8%)
  (COST $841,936,827) ......................                      1,038,142,190
OTHER ASSETS LESS LIABILITIES (0.2%) .......                          2,797,649
                                                                 --------------
NET ASSETS (100.0%) ........................                     $1,040,939,839
                                                                 --------------
                                                                 --------------

*   Non-incoming producing.
+ Variable rate security - the rate reported is the rate in effect as of December 31, 1999.


                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

--------------                                                    --------------
              -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC. --
              ----------------------------------------------------
                                December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                 -----------        -----------
U.S. TREASURY NOTES (96.4%)
      4.625% 12/31/2000 ....................     $16,375,000        $16,144,726
      6.625% 06/30/2001 ....................       9,325,000          9,383,281
      6.125% 12/31/2001 ....................      11,200,000         11,180,751
                                                                    -----------
    TOTAL U.S. TREASURY NOTES
      (COST $36,973,104) ...................                         36,708,758
                                                                    -----------

REPURCHASE AGREEMENT (4.7%)
      J.P. MORGAN SECURITIES, INC.
       5.527% DATED 12/31/1999,
       DUE 01/03/2000 IN THE
       AMOUNT OF $1,802,487.
       COLLATERALIZED BY
       U.S. TREASURY INFLATION
       INDEX NOTES 3.375% TO 3.875%
       DUE 01/15/2007 TO 01/15/2009.
       (COST $1,802,214) ...................       1,802,214          1,802,214
                                                                    -----------
TOTAL INVESTMENTS (101.1%)
  (COST $38,775,318) .......................                         38,510,972
OTHER ASSETS LESS LIABILITIES (-1.1%) ......                          (439,121)
                                                                    -----------
NET ASSETS (100.0%) ........................                        $38,071,851
                                                                    -----------
                                                                    -----------


                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------                                                 ---------------
                -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                -------------------------------------------------
                                December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                 -----------       ------------
U.S. GOVERNMENT SECURITIES (46.5%)
   U.S. TREASURY NOTES & BONDS (2.9%)
      U.S. TREASURY BONDS
        8.875% 08/15/2017 ..................     $ 8,000,000        $ 9,660,000
      U.S. TREASURY NOTES
        5.375% 07/31/2000 ..................       2,000,000          1,994,688
        7.000% 07/15/2006 ..................          75,000             76,793
                                                                   ------------
                                                                     11,731,481
                                                                   ------------

   U.S. TREASURY STRIPS (2.8%)
        0.000% 05/15/2011 ..................      23,950,000         11,090,287
                                                                   ------------

   U.S. AGENCY BONDS (6.6%)
      FEDERAL HOME LOAN BANK
        6.000% 08/15/2002 ..................      19,900,000         19,598,316
      FEDERAL HOME LOAN
       MORTGAGE CORP.
        5.000% 01/15/2004 ..................       6,955,000          6,513,775
                                                                   ------------
                                                                     26,112,091
                                                                   ------------

   FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA) (0.8%)
        7.500% 01/15/2030 * ................       3,080,000          3,046,312
                                                                   ------------

   GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (GNMA) (18.7%)
        6.500% 03/15/2029 - 08/15/2029 .....       8,634,393          8,109,585
        7.000% 11/15/2027 - 11/15/2029 .....      25,781,972         24,903,773
        7.500% 01/15/2029 - 12/15/2029 .....      41,544,974         41,097,070
                                                                   ------------
                                                                     74,110,428
                                                                   ------------

   FEDERAL HOUSING ADMINISTRATION (FHA) (0.7%)
      FHA INSURED PROJECT POOL
       #051-11078
        8.350% 04/01/2030 ..................       2,189,135          2,202,817
      FHA INSURED PROJECT POOL
       #092-35499
        8.450% 11/15/2031 ..................         780,810            797,981
                                                                   ------------
                                                                      3,000,798
                                                                   ------------

   AGENCY COLLATERALIZED MORTGAGE OBLIGATION (14.0%)
    GNMA (4.6%)
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1999-14 CL. VD
        6.000% 03/20/2014 ..................       4,400,000          3,959,249

      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1999-23 CL. VC
        6.500% 03/20/2016 ..................      $7,958,000        $ 7,346,189
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1998-20 CL. B
        7.000% 03/20/2026 ..................       2,066,000          1,956,016
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1999-13 CL. PC
        6.000% 03/20/2028 ..................       5,580,000          5,056,875
                                                                   ------------
                                                                     18,318,329
                                                                   ------------

   FNMA (5.1%)
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-44 CL. VC
        6.500% 11/18/2015 ..................       4,127,564          3,833,495
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-49 CL. TD
        6.250% 12/18/2023 ..................       6,410,000          6,110,012
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1999-19 CL. PF
        6.000% 06/25/2024 ..................       1,000,000            928,430
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-63 CL. PH
        7.000% 07/18/2026 ..................       7,540,000          7,243,075
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-61 CL. PK
        6.000% 12/25/2026 ..................       2,530,000          2,285,678
                                                                   ------------
                                                                     20,400,690
                                                                   ------------

    FHLMC (4.3%)
      FHLMC GNMA MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 24 CL. J
        6.250% 11/25/2023 ..................       2,310,000          2,136,131
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 2116 CL. VC
        6.000% 11/15/2014 ..................       6,280,000          5,557,125
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 1558 CL. C
        6.500% 07/15/2023 ..................       2,141,000          2,038,760
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 1763 CL. H
        8.250% 07/15/2023 ..................         631,720            640,994
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 2065 CL. PB
        6.250% 01/15/2024 ..................       1,050,000          1,002,498


                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------                                                 ---------------
                -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                -------------------------------------------------
                                December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                 -----------       ------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 2114 CL. PF
        6.000% 04/15/2027 ..................     $ 2,480,000       $  2,240,506
      FHLMC MULTICLASS MTG. PARTN. CTFS.
       GTD. SERIES 2186 CL. KB
        6.500% 05/15/2027 ..................       3,638,330          3,362,006
                                                                   ------------
                                                                     16,978,020
                                                                   ------------
    TOTAL U.S. GOVERNMENT SECURITIES
      (COST $190,253,579) ..................                        184,788,436
                                                                   ------------

CORPORATE BONDS (36.0%)
   INDUSTRIAL (21.2%)
    BASIC INDUSTRY & MANUFACTURING (5.1%)
      BALL CORP.
        7.750% 08/01/2006 ..................         850,000            828,750
      DOW CHEMICAL CO.
        7.375% 11/01/2029 ..................       2,650,000          2,535,416
      FOSTER WHEELER CORP.
        6.750% 11/15/2005 ..................       3,025,000          2,539,881
      GENERAL ELECTRIC CAPITAL CORP.
       MEDIUM TERM NOTES
        5.650% 03/31/2003 ..................       3,900,000          3,738,033
      ICI WILMINGTON, INC.
        7.050% 09/15/2007 ..................       3,805,000          3,632,063
      PRECISION CASTPARTS CORP.
        6.750% 12/15/2007 ..................       1,350,000          1,234,400
      TYCO INTERNATIONAL GROUP S.A.
        6.125% 06/15/2001 ..................         500,000            491,540
        6.250% 06/15/2003 ..................       5,575,000          5,352,613
                                                                   ------------
                                                                     20,352,696
                                                                   ------------

    BUSINESS & CONSUMER SERVICES (2.0%)
      USA WASTE SERVICES, INC.
        6.125% 07/15/2001 ..................       5,250,000          4,996,688
      HOLLINGER INTERNATIONAL
       PUBLISHING, INC.
        8.625% 03/15/2005 ..................         300,000            294,000
      LENFEST COMMUNICATIONS, INC.
        8.375% 11/01/2005 ..................       1,350,000          1,374,205
      HERITAGE MEDIA CORP.
        8.750% 02/15/2006 ..................       1,250,000          1,265,625
                                                                   ------------
                                                                      7,930,518
                                                                   ------------

    CONSUMER CYCLICAL (3.9%)
      DAIMLER CHRYSLER N.A. HOLDINGS
      MEDIUM TERM NOTES
        6.840% 10/15/2002 ..................      $3,950,000       $  3,930,250
      FEDERATED DEPARTMENT
       STORES, INC.
        6.300% 04/01/2009 ..................       1,000,000            909,170
        6.900% 04/01/2029 ..................         775,000            677,500
      FORD MOTOR CREDIT CO.
        6.700% 07/16/2004 ..................       5,700,000          5,578,875
      LOWE'S COS., INC.
        6.500% 03/15/2029 ..................       2,200,000          1,848,235
      PARK PLACE ENTERTAINMENT CORP.
        8.500% 11/15/2006 ..................       2,725,000          2,686,618
                                                                   ------------
                                                                     15,630,648
                                                                   ------------

    CONSUMER STAPLES (5.9%)
      ANHEUSER-BUSCH COS., INC.
        5.750% 04/01/2010 ..................       4,800,000          4,241,184
      COCA-COLA ENTERPRISES, INC.
        6.750% 01/15/2038 ..................       3,850,000          3,314,815
      DIAGEO CAPITAL PLC
        6.625% 06/24/2004 ..................         550,000            536,938
      KROGER CO., SERIES B
        6.340% 06/01/2001 ..................       4,350,000          4,305,765
      NABISCO, INC.
        6.000% 02/15/2001 ..................       1,875,000          1,846,988
        6.700% 06/15/2002 ..................       3,750,000          3,657,712
      PEPSI BOTTLING HOLDINGS, INC.
       (144A)
        5.625% 02/17/2009 ..................       5,000,000          4,405,850
      TENET HEALTHCARE CORP.
        8.625% 12/01/2003 ..................         990,000            987,525
                                                                   ------------
                                                                     23,296,777
                                                                   ------------

    ENERGY (2.6%)
ANADARKO PETROLEUM CORP.
        6.625% 01/15/2028 ..................       3,125,000          2,632,271
      CONOCO, INC.
        5.900% 04/15/2004 ..................       3,200,000          3,054,944
      GULF CANADA RESOURCES LTD.
        9.625% 07/01/2005 ..................       1,900,000          1,947,500
      SANTA FE SNYDER CORP.
        8.050% 06/15/2004 ..................       2,700,000          2,612,250
                                                                   ------------
                                                                     10,246,965
                                                                   ------------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------                                                 ---------------
                -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                -------------------------------------------------
                                December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                 -----------       ------------
CORPORATE BONDS (CONTINUED)
   TECHNOLOGY (1.2%)
      RAYTHEON CO.
        5.700% 11/01/2003 ..................      $3,875,000       $  3,628,783
      UNITED TECHNOLOGIES CORP.
        6.500% 06/01/2009 ..................       1,410,000          1,318,716
                                                                   ------------
                                                                      4,947,499
                                                                   ------------

   TRANSPORTATION (0.5%)
      FEDERAL EXPRESS CORP. PASS
       THRU TRUST SERIES 1997-1C
        7.650% 01/15/2014 ..................       2,175,818          2,055,082
                                                                   ------------

   FINANCIAL (7.2%)
    FINANCE (2.7%)
      CIT GROUP, INC.
       MEDIUM TERM NOTES
        5.800% 03/26/2002 ..................       2,200,000          2,144,604
      EQUITABLE COS., INC.
        9.000% 12/15/2004 ..................         980,000          1,039,937
      GOLDMAN SACHS GROUP L.P. (144A)
        7.200% 03/01/2007 ..................       3,700,000          3,600,063
      LEHMAN BROTHERS HOLDINGS, INC.
        6.500% 10/01/2002 ..................       4,100,000          3,997,377
                                                                   ------------
                                                                     10,781,981
                                                                   ------------

    BANKS-DOMESTIC (2.8%)
      BANK OF AMERICA CORP.
        5.875% 02/15/2009 ..................       3,980,000          3,543,951
      CHASE MANHATTAN CORP.
       MEDIUM TERM NOTES, SERIES C
        6.750% 12/01/2004 ..................       4,000,000          3,920,000
      WELLS FARGO CO.
        6.625% 07/15/2004 ..................       3,750,000          3,661,763
                                                                   ------------
                                                                     11,125,714
                                                                   ------------

    BANKS-FOREIGN (0.4%)
      SWISS BANK CORP. N.Y.
        7.250% 09/01/2006 ..................       1,825,000          1,790,818
                                                                   ------------

    REAL ESTATE INVESTMENT TRUSTS (1.3%)
      EOP OPERATING L.P.
        6.376% 02/15/2002 ..................       3,125,000          3,051,937
      SIMON PROPERTY GROUP L.P.
        6.625% 06/15/2003 ..................       2,050,000          1,959,431
                                                                   ------------
                                                                      5,011,368
                                                                   ------------

UTILITIES (5.6%)
    ELECTRIC (2.8%)
      CALPINE CORP.
        8.750% 07/15/2007 ..................      $1,000,000       $    971,180
      FPL GROUP CAPITAL, INC.
        7.375% 06/01/2009 ..................       2,725,000          2,677,067
      NATIONAL RURAL UTILITIES
       COOPERATIVE FINANCE CORP.
        6.550% 11/01/2018 ..................       2,215,000          1,975,732
      NIAGARA MOHAWK POWER CORP.
       SERIES D
        7.250% 10/01/2002 ..................       1,474,391          1,469,437
      TXU EASTERN FUNDING CO.
        6.450% 05/15/2005 ..................       4,200,000          3,953,334
                                                                   ------------
                                                                     11,046,750
                                                                   ------------

    GAS PIPELINES (0.5%)
      ENRON CORP.
        7.375% 05/15/2019 ..................       2,220,000          2,086,294
                                                                   ------------

    TELECOMMUNICATIONS (2.3%)
      FLAG LTD.
        8.250% 01/30/2008 ..................         500,000            465,000
      MCI COMMUNICATIONS CORP.
        6.125% 04/15/2002 ..................       4,755,000          4,677,874
      MCI WORLDCOM, INC.
        8.875% 01/15/2006 ..................         900,000            944,613
      US WEST COMMUNICATIONS, INC.
        5.625% 11/15/2008 ..................       3,400,000          2,974,524
                                                                   ------------
                                                                      9,062,011
                                                                   ------------

   YANKEE (2.0%)
    CANADIAN PROVINCE (1.2%)
      QUEBEC PROVINCE
        7.000% 01/30/2007 ..................       2,490,000          2,435,469
        7.125% 02/09/2024 ..................       2,400,000          2,232,267
                                                                   ------------
                                                                      4,667,736
                                                                   ------------

    OTHER (0.8%)
      KOREA DEVELOPMENT BANK
        6.500% 11/15/2002 ..................         675,000            656,073
        7.125% 04/22/2004 ..................       2,525,000          2,461,567
                                                                   ------------
                                                                      3,117,640
                                                                   ------------
    TOTAL CORPORATE BONDS
      (COST $149,769,835) ..................                        143,150,497
                                                                   ------------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------                                                 ---------------
                -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                -------------------------------------------------
                                December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                 -----------       ------------
OTHER SECURITIZED LOANS (13.9%)
   ASSET BACKED SECURITIES (5.1%)
      CITYSCAPE HOME LOAN OWNER TRUST
       SERIES 1997-4 CL. A-4
        7.440% 10/25/2018 ..................      $3,400,000       $  3,309,578
      IMC HOME EQUITY LOAN TRUST
       SERIES 1995-3 CL. A-5
        7.500% 04/25/2026 ..................         760,000            758,446
      IMC HOME EQUITY LOAN TRUST
       SERIES 1997-3 CL. A-6
        7.520% 08/20/2028 ..................       2,520,000          2,496,640
      IMC HOME EQUITY LOAN TRUST
       SERIES 1997-5 CL. A-9
        7.310% 11/20/2028 ..................       4,465,000          4,257,997
      SALOMON BROTHERS
       MORTGAGE SECURITIES VII, INC.
       SERIES 1996-LB2 CL. A-8
        7.800% 10/25/2026 ..................       1,300,000          1,313,240
      SALOMON BROTHERS
       MORTGAGE SECURITIES VII, INC.
       SERIES 1998-AQ1 CL. A-5
        7.150% 06/25/2028 ..................       1,860,000          1,837,671
      SAXON ASSET SECURITIES CO.
       SERIES 1996-1 CL. A-2
        8.060% 09/25/2027 ..................       6,380,000          6,445,794
                                                                   ------------
                                                                     20,419,366
                                                                   ------------

   COLLATERALIZED MORTGAGE OBLIGATIONS (4.3%)
     +BEAR STEARNS MORTGAGE
       SECURITIES, INC. SERIES 1996-2 CL. A-1
        5.610% 01/25/2025 ..................       3,331,365          2,987,568
      CMC SECURITIES CORP. IV
       SERIES 1997-2 CL. 1A-12
        7.250% 11/25/2027 ..................       3,150,000          2,998,343
     +DLJ MORTGAGE ACCEPTANCE
       CORP. (144A) SERIES 1999-B CL. A-1
        6.782% 08/28/2029 ..................       2,505,370          2,323,230
     +MORTGAGE OBLIGATION
       STRUCTURED TRUST (144A)
       SERIES 1993-1 CL. B1
        10.599% 10/25/2018 .................         455,965            457,606
      PNC MORTGAGE SECURITIES CORP.
       SERIES 1997-4 CL. 2PP-2
        7.500% 07/25/2027 ..................       3,095,000          3,010,252

      RESIDENTIAL FUNDING
       MORTGAGE SECURITIES, INC.
       SERIES 1993-S45 CL. A-10
        8.000% 12/25/2023 ..................      $  708,998       $    712,097
      STRUCTURED ASSET SECURITES CORP.
       SERIES 1999-ALS2 CL. A2
        6.750% 07/25/2029 ..................       4,774,132          4,595,552
                                                                   ------------
                                                                     17,084,648
                                                                   ------------

   COMMERCIAL MORTGAGE BACKED SECURITIES (4.5%)
      COMMERCIAL CAPITAL ACCESS ONE,
       INC. (144A) SERIES 3 CL. A-2
        6.615% 11/15/2028 ..................       5,850,000          5,451,907
      CREDIT SUISSE FIRST BOSTON
       MORTGAGE SECURITIES CORP.
       SERIES 1998-C1 CL. A1B
        6.480% 05/17/2008 ..................       6,140,000          5,730,063
      MORGAN STANLEY CAPITAL I, INC.
       SERIES 1999-CAM CL. A-3
        6.920% 11/15/2008 ..................       4,000,000          3,906,420
      PRUDENTIAL SECURITIES
       SECURED FINANCING CORP.
       SERIES 1999-C2 CL. A2
        7.193% 04/15/2009 ..................       2,610,000          2,547,895
                                                                   ------------
                                                                     17,636,285
                                                                   ------------
    TOTAL OTHER SECURITIZED LOANS
      (COST $56,775,453) ...................                         55,140,299
                                                                   ------------

REPURCHASE AGREEMENT (3.3%)
      J.P. MORGAN SECURITIES, INC.
       5.527% DATED 12/31/1999, DUE
       01/03/2000 IN THE AMOUNT OF
       $13,013,664 COLLATERALIZED BY U.S.
       TREASURY INFLATION INDEX NOTES
       3.375% TO 3.875%
       DUE 01/15/2007 TO 01/15/2009.**
       (COST $13,011,694) ..................      13,011,694         13,011,694
TOTAL INVESTMENTS (99.7%)
  (COST $409,810,561) ......................                        396,090,926
OTHER ASSETS LESS LIABILITIES (0.3%) .......       1,056,028
                                                                   ------------
NET ASSETS (100.0%) ........................                       $397,146,954
                                                                   ------------
                                                                   ------------

*   Security purchased on when issued basis.
** A portion of this security was segregated at the custodian to cover a when-issued security.
+ Variable rate security - the rate reported is the rate in effect as of December 31, 1999.


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

----------------                                               ----------------
                --COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.--
                -----------------------------------------------
                               December 31, 1999
                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                 -------------    -------------
MUNICIPAL BONDS (94.8%)
ALASKA (3.6%)
      ALASKA STATE HOUSING FINANCE
       CORP. COLL. FIRST SERIES VETERANS
       MTG. A-2 INSURED GENERAL
       OBILIGATION (AMT)
       6.000% 06/01/2015 ...................        $150,000           $148,687
      PALMER ALASKA
       VALLEY HOSPITAL ASSOCIATION
       INSURED REVENUE
       5.350% 12/01/2012 ...................         125,000            119,375
      ALASKA INDUSTRIAL DEVELOPMENT &
       EXPORT AUTHORITY SNETTISHAM
       HYDROELECTRIC SERIES 1 INSURED
       REVENUE (AMT)
       5.500% 01/01/2008 ...................         100,000            100,750
                                                                  -------------
                                                                        368,812
                                                                  -------------
ARIZONA (2.2%)
      MARICOPA COUNTY ARIZONA
       INDIVIDUAL DEVELOPMENT
       AUTHORITY MULTI FAMILY HOUSING
       METRO GARDENS MESA RIDGE PJ-A
       INSURED REVENUE
       4.500% 07/01/2009 ...................         130,000            122,038
      SEDONA ARIZONA CERTIFICATES
       OF PARTICIPATION
       5.750% 07/01/2007 ...................         100,000            102,250
                                                                  -------------
                                                                        224,288
                                                                  -------------

COLORADO (3.2%)
      COLORADO HOUSING FINANCIAL
       AUTHORITY SINGLE FAMILY PG-SUB-B
       REVENUE
       4.875% 04/01/2007 ...................         100,000             97,875
      INTERLOCKEN COLORADO
       METROPOLITAN DISTRICT
       REFUNDING AND IMPROVEMENT
       INSURED GENERAL OBLIGATION
       5.750% 12/15/2011 ...................         150,000            150,750
      COLORADO SALES TAX
       METROPOLITAN FOOTBALL STADIUM
       DISTRICT CAPITAL APPRECIATION-
       SERIES B INSURED REVENUE
       0.000% 01/01/2006 ...................        $105,000            $77,044
                                                                  -------------
                                                                        325,669
                                                                  -------------

GEORGIA (1.4%)
      GEORGIA MUNICIPAL ELECTRIC
       POWER SERIES B REVENUE
       5.500% 01/01/2018 ...................         150,000            139,687
                                                                  -------------

HAWAII (1.0%)
      HAWAII STATE HARBOR CAPITAL
       IMPROVEMENT INSURED REVENUE (AMT)
       6.200% 07/01/2008 ...................         100,000            105,375
                                                                  -------------

IDAHO (0.8%)
      IDAHO HEALTH FACILITIES
       AUTHORITY BINGHAM MEMORIAL
       HOSPITAL PROJECT REVENUE
       5.850% 03/01/2019 ...................         100,000             85,375
                                                                  -------------
ILLINOIS (7.7%)
      BROADVIEW ILLINOIS TAX
       INCREMENT REVENUE
       4.900% 07/01/2006 ...................          75,000             71,439
      CHICAGO ILLINOIS PARK DISTRICT
       AQUARIUM & MUSEUM INSURED
       GENERAL OBLIGATION
       5.800% 01/01/2018 ...................         150,000            146,625
      CHICAGO ILLINOIS TAX INCREMENT
       ALLOCATION-NEAR SOUTH
       REDEVELOPMENT PJ-A INSURED
       GENERAL OBLIGATION
       5.000% 11/15/2012 ...................         200,000            187,000
      ILLINOIS HEALTHCARE FACILITIES
       AUTHORITY REFUNDING-SOUTHERN
       ILLINOIS HEALTHCARE-A INSURED
       REVENUE
       5.375% 03/01/2013 ...................         100,000             96,375
      MADISON COUNTY ILLINOIS
       COMMUNITY UNIT SCHOOL
       DISTRICT #002 TRIAD REFUNDING
       INSURED GENERAL OBLIGATION
       4.900% 01/01/2013 ...................         100,000             91,750

                 See Accompanying Notes to Financial Statements
                                       51

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

----------------                                               ----------------
                --COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.--
                -----------------------------------------------
                               December 31, 1999

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                 -------------    -------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS

      REGIONAL TRANSPORTATION
       AUTHORITY ILLINOIS SERIES A
       INSURED REVENUE
       6.400% 06/01/2012 ...................        $100,000           $108,125
      WILL COUNTY ILLINOIS FOREST
       PRESERVATION DISTRICT SERIES B
       INSURED GENERAL OBLIGATION
       0.000% 12/01/2011 ...................         150,000             76,313
                                                                  -------------
                                                                        777,627
                                                                  -------------

INDIANA (2.8%)
      INDIANA STATE EDUCATIONAL
       FACILITIES AUTHORITY
       UNIVERSITY INDIANAPOLIS PROJECT
       REVENUE
       5.600% 10/01/2014 ...................         100,000             95,875
      INDIANA STATE OFFICE BUILDING
       COMMISSION CORRECTION
       FACILITIES PROGRAM SERIES B
       WOMENS PRISON INSURED REVENUE
       5.500% 07/01/2020 ...................         100,000             93,250
      INDIANA TRANSPORTATION
       FINANCIAL AUTHORITY AIRPORT
       FACILITIES LEASE SERIES A REVENUE
       5.500% 11/01/2017 ...................         100,000             94,250
                                                                  -------------
                                                                        283,375
                                                                  -------------

IOWA (2.4)
      DAVENPORT IOWA SERIES B
       GENERAL OBLIGATION
       5.125% 06/01/2010 ...................         100,000             97,875
      IOWA FINANCE AUTHORITY SINGLE
       FAMILY MORTGAGE SERIES A
       INSURED REVENUE
       5.800% 07/01/2016 ...................         150,000            146,062
                                                                  -------------
                                                                        243,937
                                                                  -------------

KENTUCKY (0.6%)
      LOUISVILLE & JEFFERSON COUNTY
       KENTUCKY VISITORS &
       CONVENTION COMMISSION
       CAPITAL APPRECIATION SERIES BBB
       INSURED REVENUE
       0.000% 12/01/2008 ...................        $100,000            $62,500
                                                                  -------------
LOUISIANA (0.9%)
      ORLEANS PARISH LOUISIANA
       PARISHWIDE SCHOOL DISTRICT
       SERIES A INSURED GENERAL
       OBLIGATION
       5.125% 09/01/2016 ...................         100,000             91,125
                                                                  -------------

MAINE (1.0%)
      REGIONAL WASTE SYSTEM INDUSTRY
       MAINE SOLID WASTE RESOURCE
       RECOVERY SERIES Q REVENUE (AMT)
       5.500% 07/01/2004 ...................         100,000            102,250
                                                                  -------------

MARYLAND (0.9%)
      MARYLAND STATE ECONOMIC
       DEVELOPMENT CORP. STUDENT
       HOUSING COLLEGIATE HOUSING-
       TOWSON-SERIES A REVENUE
       5.750% 06/01/2029 ...................         100,000             87,875
                                                                  -------------

MICHIGAN (4.6%)
      DETROIT MICHIGAN CITY SCHOOL
       DISTRICT REFUNDING SERIES C
       INSURED GENERAL OBLIGATION
       5.250% 05/01/2012 ...................         175,000            169,531
      GRANDVILLE MICHIGAN PUBLIC
       SCHOOL DISTRICT GENERAL
       OBLIGATION
       4.750% 05/01/2011 ...................         100,000             93,500
      MICHIGAN STATE HOSPITAL FINANCE
       AUTHORITY ASCENSION HEALTH
       CREDIT SERIES A REVENUE
       6.000% 11/15/2019 ...................         100,000             99,125

                 See Accompanying Notes to Financial Statements
                                       52

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

----------------                                               ----------------
                --COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.--
                -----------------------------------------------
                               December 31, 1999

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                 -------------    -------------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN
      MICHIGAN STATE HOSPITAL FINANCE
       AUTHORITY ASCENSION HEALTH
       CREDIT SERIES A REVENUE
       5.375% 11/15/2033 ...................        $100,000            $99,750
                                                                  -------------
                                                                        461,906
                                                                  -------------
MISSISSIPPI (3.4%)
      JONES COUNTY MISSISSIPPI HOSPITAL
       REFUNDING-SOUTH CENTRAL
       REGIONAL MEDICAL CENTER
       REVENUE
       4.900% 12/01/2004 ...................         100,000             96,000
      MISSISSIPPI DEVELOPMENT BANK
       SPECIAL OBLIGATION NATCHEZ
       CONVENTION CENTER PROJECT
       INSURED REVENUE
       6.500% 07/01/2013 ...................         230,000            248,112
                                                                  -------------
                                                                        344,112
                                                                  -------------
NEBRASKA (1.0%)
      AMERICAN PUBLIC ENERGY AGENCY
       NEBRASKA GAS SUPPLY PUBLIC GAS
       AGENCY PROJECT SERIES A INSURED
       REVENUE
       5.250% 06/01/2011 ...................         100,000             96,375
                                                                  -------------
NEVADA (2.9%)
      CLARK COUNTY NEVADA PASSENGER
       FACILITY CHARGE LAS VEGAS
       MCCARRAN INTERNATIONAL
       AIRPORT-B INSURED REVENUE (AMT)
       6.250% 07/01/2011 ...................         100,000            103,625
      CLARK COUNTY NEVADA SCHOOL
       DISTRICT COMP INTEREST SERIES B
       GENERAL OBLIGATION
       0.000% 06/01/2003 ...................         100,000             84,500
      LAS VEGAS NEVADA DOWNTOWN
       REDEVELOPMENT AGENCY TAX
       INCREMENT REFUNDING-INSURED-
       PARITY LIEN SERIES A INSURED
       REVENUE
       5.250% 06/01/2005 ...................         100,000            101,625
                                                                  -------------
                                                                        289,750
                                                                  -------------
NEW MEXICO (1.1%)
      LAS CRUCES NEW MEXICO INSURED
       REVENUE (AMT)
       5.450% 12/01/2028 ...................        $110,000           $110,962
                                                                  -------------
NEW YORK (3.5%)
      METROPOLITAN TRANSIT AUTHORITY
       NEW YORK DEDICATED TAX FUND
       SERIES A INSURED REVENUE
       5.250% 04/01/2014 ...................         100,000             95,250
      NEW YORK STATE URBAN
       DEVELOPMENT CORPORATION
       REFUNDING-CORRECTIONAL
       CAPITAL FACILITIES-A REVENUE
       5.450% 01/01/2007 ...................         100,000            101,000
      TRIBOROUGH BRIDGE & TUNNEL
       AUTHORITY NEW YORK GENERAL
       PURPOSE-SERIES B REVENUE
       5.750% 01/01/2012 ...................         150,000            154,312
                                                                  -------------
                                                                        350,562
                                                                  -------------
OHIO (1.1%)
      OAK HILLS OHIO LOCAL SCHOOL
       DISTRICT INSURED GENERAL
       OBLIGATION
       7.200% 12/01/2009 ...................         100,000            114,750
                                                                  -------------
OKLAHOMA (1.0%)
      OKLAHOMA COUNTY OKLAHOMA
       INDEPENDENT SCHOOL DISTRICT
       #012 EDMOND BUILDING-SERIES B
       INSURED GENERAL OBLIGATION
       4.700% 08/01/2005 ...................         100,000             99,375
                                                                  -------------
OREGON (11.6%)
      BEND MUNICIPAL AIRPORT PJ SERIES B
       REVENUE (AMT)
       5.375% 06/01/2013 ...................         100,000             95,750
      BENTON COUNTY OREGON HOSPITAL
       FACILITIES AUTHORITY REFUNDING
       SAMARITAN HEALTH SERVICES
       PROJECT REVENUE
       4.200% 10/01/2005 ...................          40,000             37,700


                 See Accompanying Notes to Financial Statements
                                       53

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

----------------                                               ----------------
                --COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.--
                -----------------------------------------------
                               December 31, 1999

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                 -------------    -------------
MUNICIPAL BONDS (CONTINUED)
OREGON
      BENTON COUNTY OREGON HOSPITAL
       FACILITIES AUTHORITY REFUNDING
       SAMARITAN HEALTH SERVICES
       PROJECT REVENUE
       4.600% 10/01/2009 ...................         $40,000            $36,600
      CLACKAMAS COUNTY OREGON
       HOSPITAL FACILITY AUTHORITY
       REFUNDING ODD FELLOWS HOME
       SERIES A REVENUE
       5.875% 09/15/2021 ...................          50,000             43,141
      DAMASCUS OREGON WATER DISTRICT
       CERTIFICATES OF PARTICIPATION
       5.250% 03/01/2019 ...................         100,000             89,750
      EUGENE OREGON TROJAN NUCLEAR
       PROJECT REVENUE
       5.900% 09/01/2009 ...................          20,000             20,050
      HILLSBORO OREGON HOSPITAL
       FACILITY AUTHORITY TUALITY
       HEALTHCARE REVENUE
       5.750% 10/01/2012 ...................          25,000             23,921
       5.250% 10/01/2004 ...................          50,000             49,125
      KLAMATH COMMUNITY COLLEGE
       SERVICE DISTRICT OREGON
       REVENUE
       4.700% 04/01/2010 ...................          55,000             51,081
       4.800% 04/01/2011 ...................          25,000             23,188
      LEBANON OREGON URBAN
       RENEWAL AGENCY REVENUE
       5.625% 06/01/2019 ...................         100,000             92,500
      PORT OF ST. HELENS POLLUTION
       CONTROL PORTLAND GENERAL
       ELECTRIC CO. SERIES B REVENUE
       4.800% 06/01/2010 ...................         105,000             98,831
      PORTLAND OREGON URBAN
       RENEWAL AND REDEVELOPMENT
       REFERENCE- DOWNTOWN
       WATERFRONT
       5.900% 05/01/2001 ...................         130,000            132,275
      REDMOND OREGON REFUNDING
       CITY OF REDMOND AIRPORT
       IMPROVEMENT PROJECT GENERAL
       OBLIGATION
       4.500% 05/01/2007 ...................         100,000             94,625
      REDMOND OREGON URBAN
       RENEWAL AGENCY
       DOWNTOWN URBAN RENEWAL
       AREA-B REVENUE
       5.650% 06/01/2013 ...................         $50,000            $47,500
      ROSEBURG OREGON URBAN
       SANITATION AUTHORITY GENERAL
       OBLIGATION
       5.400% 09/01/2002 ...................         100,000            101,375
      SALEM OREGON HOSPITAL FACILITY
       AUTHORITY REVENUE CAPITAL
       MANOR, INC. REVENUE
       7.500% 12/01/2024 ...................          50,000             52,125
      WASHINGTON COUNTY HOUSING
       AUTHORITY AFFORDABLE HOUSING
       POOL SERIES A REVENUE
       6.000% 07/01/2020 ...................         100,000             90,000
                                                                  -------------
                                                                      1,179,537
                                                                  -------------
SOUTH CAROLINA (1.0%)
      PIEDMONT MUNICIPAL POWER
       AGENCY SOUTH CAROLINA
       ELECTRIC UNREFUNDED BALANCE-
       SERIES A INSURED REVENUE
       6.125% 01/01/2007 ...................         100,000            105,625
                                                                  -------------
SOUTH DAKOTA (1.1%)
      SOUTH DAKOTA STATE BUILDING
       AUTHORITY LEASE CAPITAL
       APPRECIATION-SERIES A INSURED
       REVENUE
       0.000% 12/01/2013 ...................         250,000            111,250
                                                                  -------------
TENNESSEE (0.8%)
      MONTGOMERY COUNTY TENNESSEE
       HEALTH EDUCATIONAL & HOUSING
       FACILITY BOARD HOSPITAL
       REFUNDING & IMPROVEMENT-
       CLARKSVILLE REGIONAL REVENUE
       5.375% 01/01/2018 ...................         100,000             83,125
                                                                  -------------


                 See Accompanying Notes to Financial Statements
                                       54

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

----------------                                               ----------------
                --COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.--
                -----------------------------------------------
                               December 31, 1999

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                 -------------    -------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (15.4%)
      AMARILLO TEXAS HEALTH
       FACILITIES CORP. BAPTIST ST.
       ANTHONYS HOSPITAL CORP.
       INSURED REVENUE
       5.500% 01/01/2013 ...................        $100,000            $98,500
      ARLINGTON TEXAS INDEPENDENT
       SCHOOL DISTRICT CAPITAL
       APPRECIATION-REFUNDING INSURED
       GENERAL OBLIGATION
       0.000% 02/15/2007 ...................         150,000            102,938
      DALLAS TEXAS CIVIC CENTER
       REFUNDING & IMPROVEMENT
       INSURED REVENUE
       5.000% 08/15/2016 ...................         150,000            133,313
      HARRIS COUNTY TEXAS HEALTH
       FACILITIES DEVELOPMENT
       CORPORATION MEDICAL
       FACILITIES BAYLOR COLLEGE
       MEDICAL PROJECT-SERIES A INSURED
       REVENUE
       5.375% 11/15/2012 ...................         100,000             97,875
      HARRIS COUNTY TEXAS
       HEALTH FACILITIES
       DE TECO PROJECT-SERIES B INSURED
       REVENUE
       5.700% 02/15/2015 ...................         150,000            146,625
      LUBBOCK TEXAS HEALTH
       FACILITY DEVELOPMENT
       ST. JOSEPHS HEALTH SYSTEM
       REVENUE
       5.250% 07/01/2012 ...................         150,000            142,875
      MANSFIELD TEXAS CERTIFICATES
       OBLIGATION-SERIES B INSURED
       REVENUE
       5.100% 08/15/2011 ...................         140,000            135,450
      MIDLOTHIAN TEXAS INDEPENDENT
       SCHOOL DISTRICT INSURED
       GENERAL OBLIGATION
       6.000% 02/15/2030 ...................         150,000            146,812
      RICHARDSON TEXAS INDEPENDENT
       SCHOOL DISTRICT SERIES B INSURED
       GENERAL OBLIGATION
       5.000% 02/15/2018 ...................         145,000            127,056
      TEXAS STATE REFUNDING SERIES A
       GENERAL OBLIGATION
       6.000% 10/01/2005 ...................        $100,000           $105,625
      TEXAS STATE UNIVERSITY SYSTEM
       FINANCING SYSTEM-SERIES A
       INSURED REVENUE
       5.000% 03/15/2015 ...................         100,000             89,875
      UNITED INDEPENDENT SCHOOL
       DISTRICT TEXAS INSURED GENERAL
       OBLIGATION
       5.350% 08/15/2015 ...................         100,000             96,000
      WEST HARRIS COUNTY TEXAS
       MUNICIPAL UTILITY DISTRICT #7
       CAPITAL APPRECIATION REFUNDING
       INSURED GENERAL OBLIGATION
       0.000% 03/01/2009 ...................         225,000            135,000
                                                                  -------------
                                                                      1,557,944
                                                                  -------------
UTAH (0.9%)
      UTAH ASSISTED MUNICIPAL POWER
       SYSTEM REFUNDING-HUNTER
       PROJECT INSURED REVENUE
       5.000% 07/01/2011 ...................         100,000             95,625
                                                                  -------------
WASHINGTON (14.1%)
      JEFFERSON COUNTY WASHINGTON
       PUBLIC UTILITY DISTRICT #1
       WATER & SEWER REVENUE
       5.250% 05/01/2016 ...................          50,000             45,000
       5.250% 05/01/2017 ...................          50,000             44,750
      KING COUNTY WASHINGTON SCHOOL
       DISTRICT #415 KENT SERIES B
       GENERAL OBLIGATION
       6.000% 12/01/2008 ...................         100,000            105,250
      PORT OF GRAYS HARBOR
       WASHINGTON REVENUE (AMT)
       6.375% 12/01/2014 ...................         150,000            154,125
      PORT OF OLYMPIA WASHINGTON
       AD VALOREM TAX SERIES B INSURED
       GENERAL OBLIGATION (AMT)
       5.000% 12/01/2005 ...................         100,000             99,125


                 See Accompanying Notes to Financial Statements
                                       55

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

----------------                                               ----------------
                --COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.--
                -----------------------------------------------
                               December 31, 1999

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                 -------------    -------------
MUNICIPAL BONDS (CONTINUED)
WASHINGTON
      SEATTLE WASHINGTON MUNICIPAL
       LIGHT AND POWER REFUNDING
       REVENUE
       5.000% 07/01/2018 ...................        $110,000            $95,288
       6.000% 10/01/2016 ...................         150,000            150,000
      SHELTON WASHINGTON WATER
       & SEWER REVENUE
       5.250% 12/01/2018 ...................          50,000             44,875
      TACOMA WASHINGTON SOLID
       WASTE UTILITIES REFUNDING-
       SERIES B INSURED REVENUE
       6.000% 12/01/2009 ...................         100,000            105,375
      THURSTON COUNTY WASHINGTON
       SCHOOL DISTRICT #401
       ROCHESTER GENERAL
       OBLIGATION
       4.800% 12/01/2007 ...................          55,000             53,488
      TOPPENISH WASHINGTON GENERAL
       OBLIGATION
       4.600% 12/01/2006 ...................          65,000             61,994
      UNIVERSITY OF WASHINGTON
       EDUCATIONAL RESEARCH
       PROPERTIES LEASE 4225 ROOSEVELT
       PROJECT-SERIES A REVENUE
        5.375% 06/01/2029 ..................         100,000             87,556
      WASHINGTON STATE DEPARTMENT OF
       GENERAL ADMINISTRATION
       CERTIFICATES OF PARTICIPATION
       5.000% 07/01/2017 ...................         140,000            125,650
       5.400% 07/01/2013 ...................         100,000             96,750
      WASHINGTON STATE PUBLIC POWER
       SUPPLY SYSTEM NUCLEAR PROJECT
       #1 REFUNDING-SERIES A REVENUE
       6.000% 07/01/2005 ...................         100,000            104,250
      WASHINGTON STATE PUBLIC POWER
       SUPPLY SYSTEM NUCLEAR PROJECT
       #2 REFUNDING-SERIES A REVENUE
       5.000% 07/01/2011 ...................       $  50,000            $47,063
      YAKIMA COUNTY WASHINGTON
       SCHOOL DISTRICT #119 SELAH
       INSURED GENERAL OBLIGATION
       5.000% 12/01/2006 ...................          10,000              9,962
                                                                  -------------
                                                                      1,430,501
                                                                  -------------
WISCONSIN (1.8%)
      BURLINGTON AREA WISCONSIN
       SCHOOL DISTRICT INSURED
       GENERAL OBLIGATION
       4.900% 04/01/2016 ...................         100,000             88,500
      MILWAUKEE COUNTY WISCONSIN
       CORPORATE PURPOSE-SERIES A
       GENERAL OBLIGATION
       5.000% 10/01/2010 ...................         100,000             97,125
                                                                  -------------
                                                                        185,625
                                                                  -------------
WYOMING (1.0%)
      WYOMING MUNICIPAL
       AGENCY POWER SUPPLY
       REFUNDING-SERIES 1998 INSURED
       REVENUE
       5.250% 01/01/2011 ...................         100,000             98,625
                                                                  -------------
   TOTAL BONDS
    (COST $10,014,187) .....................                          9,613,544
                                                                  -------------

TAX-EXEMPT MONEY MARKET INVESTMENT (5.1%)
      SEI TAX EXEMPT TRUST
       (COST $515,709) .....................         515,709            515,709
                                                                  -------------
TOTAL INVESTMENTS (99.9%)
  (COST $10,529,896) .......................                         10,129,253
OTHER ASSETS LESS LIABILITIES (0.1%) .......           5,669
                                                                  -------------
TOTAL NET ASSETS (100.0%) ..................                        $10,134,922
                                                                  -------------
                                                                  -------------


                 See Accompanying Notes to Financial Statements
                                       56

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

------------------                                             ----------------
                  --COLUMBIA OREGON MUNICIPAL BOND FUND, INC.--
                  ---------------------------------------------
                               December 31, 1999
                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                 -------------    -------------
GENERAL OBLIGATION BONDS (38.7%)
STATE OF OREGON GENERAL OBLIGATION (6.0%)
      BOARD OF HIGHER EDUCATION
       REFUNDING SERIES B
       6.250% 10/15/2012 ...................     $   740,000     $      756,650
      BOARD OF HIGHER EDUCATION
       DEFERRED INTEREST SERIES A
       0.000% 08/01/2014 ...................         450,000            194,625
      ELDERLY & DISABLED HOUSING
       REFUNDING SERIES B
       6.250% 08/01/2013 ...................       1,000,000          1,033,750
      POLLUTION CONTROL SERIES C
       5.625% 06/01/2013 ...................         810,000            808,987
       5.900% 06/01/2014 ...................       1,690,000          1,690,000
      VETERAN'S WELFARE
       11.000% 12/01/2000 ..................         865,000            917,298
       0.000% 07/01/2001 ...................       1,200,000          1,120,500
       9.000% 04/01/2002 ...................         900,000            983,250
       6.000% 02/01/2004 ...................         720,000            753,300
       9.000% 04/01/2004 ...................         280,000            324,450
       9.000% 04/01/2005 ...................       1,130,000          1,340,463
       8.250% 07/01/2005 ...................         520,000            603,200
       9.000% 10/01/2005 ...................       1,640,000          1,970,591
       7.250% 01/01/2007 ...................       1,485,000          1,672,481
       9.200% 04/01/2007 ...................       2,390,000          2,972,563
       8.250% 07/01/2007 ...................         540,000            643,950
       9.200% 10/01/2007 ...................       1,250,000          1,571,875
       7.300% 01/01/2008 ...................         355,000            406,031
       8.000% 01/01/2008 ...................       1,235,000          1,468,106
       7.300% 07/01/2008 ...................       1,125,000          1,295,156
       8.000% 07/01/2008 ...................         580,000            695,275
       9.200% 10/01/2008 ...................         275,000            353,031
       5.850% 10/01/2015 ...................         930,000            940,463
                                                                  -------------
                                                                     24,515,995
                                                                  -------------

OREGON GENERAL OBLIGATION (15.7%)
      AURORA
       5.600% 06/01/2024 ...................       1,205,000          1,125,169
      CLACKAMAS & WASHINGTON
       COUNTIES SCHOOL DISTRICT #3JT
       WEST LINN-WILSONVILLE
       5.875% 10/01/2009 ...................       2,550,000          2,616,937
      CLACKAMAS COUNTY SCHOOL
       DISTRICT #7J LAKE OSWEGO SERIES A
       5.300% 06/15/2005 ...................       1,000,000          1,016,250
       5.500% 06/15/2006 ...................     $ 1,000,000        $ 1,022,500
       5.700% 06/15/2010 ...................       2,735,000          2,789,700
      DESCHUTES COUNTY
       ADMINISTRATIVE SCHOOL
       DISTRICT #1 BEND-LAPINE
       0.000% 02/01/2001 ...................       1,135,000          1,079,283
       0.000% 02/01/2002 ...................       1,445,000          1,304,112
       5.000% 12/01/2017 ...................       1,500,000          1,329,375
      EUGENE PUBLIC SAFETY FACILITIES
       5.500% 06/01/2010 ...................         850,000            858,500
       5.625% 06/01/2013 ...................       1,295,000          1,299,856
      JACKSON COUNTY SCHOOL
       DISTRICT #549C MEDFORD
       5.375% 06/01/2012 ...................       1,200,000          1,183,500
      LANE COUNTY AREA EDUCATION
       DISTRICT LANE COMMUNITY
       COLLEGE
       5.300% 06/01/2007 ...................       1,000,000          1,017,500
       4.850% 06/01/2008 ...................       3,080,000          3,029,950
      LANE COUNTY SCHOOL DISTRICT
       #4J EUGENE REFUNDING SERIES A
       0.000% 07/01/2001 ...................       2,015,000          1,881,506
       0.000% 07/01/2005 ...................       2,325,000          1,761,187
      LANE COUNTY SCHOOL DISTRICT
       #4J EUGENE
       0.000% 01/01/2005 ...................       1,395,000          1,084,612
      METRO OPEN SPACES PROGRAM
       SERIES C
       5.100% 09/01/2009 ...................       2,375,000          2,351,250
      METRO WASHINGTON PARK ZOO
       SERIES A
       5.250% 01/15/2009 ...................       1,040,000          1,041,300
       5.300% 01/15/2011 ...................       1,000,000            995,000
      MULTNOMAH-CLACKAMAS COUNTIES
       SCHOOL DISTRICT #10JT GRESHAM
       5.250% 06/01/2017 ...................       1,620,000          1,500,525
      MULTNOMAH COUNTY REFUNDING
       4.250% 10/01/2010 ...................       1,800,000          1,631,250
       4.300% 10/01/2011 ...................       1,110,000            997,612
       4.500% 10/01/2013 ...................         400,000            351,500
      MULTNOMAH COUNTY CERTIFICATES
       OF PARTICIPATION SERIES A
       4.750% 08/01/2013 ...................       1,000,000            907,500


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------                                               -----------------
                -- COLUMBIA OREGON MUNICIPAL BOND FUND, INC. --
                -----------------------------------------------
                               December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT              VALUE
                                                  ----------        -----------
GENERAL OBLIGATION BONDS (CONTINUED)
      MULTNOMAH COUNTY SCHOOL
       DISTRICT #7 REYNOLDS
       5.250% 06/01/2011 ...................      $1,500,000         $1,477,500
      PORT OF PORTLAND SERIES A
       0.000% 03/01/2007 ...................       3,000,000          2,070,000
      PORTLAND COMMUNITY COLLEGE
       DISTRICT
       0.000% 07/01/2007 ...................       2,025,000          1,371,938
      PORTLAND PUBLIC IMPROVEMENTS
       SERIES A
       5.750% 06/01/2014 ...................       1,610,000          1,618,050
      PORTLAND RECREATIONAL FACILITIES
       IMPROVEMENTS SERIES B
       5.500% 06/01/2009 ...................       1,115,000          1,133,119
       5.750% 06/01/2014 ...................       1,750,000          1,765,313
       5.750% 06/01/2015 ...................       2,955,000          2,966,081
      PORTLAND RECREATIONAL FACILITIES
       IMPROVEMENTS SERIES A
       5.750% 06/01/2012 ...................       1,370,000          1,392,263
       5.750% 06/01/2013 ...................       1,345,000          1,361,813
       5.750% 06/01/2015 ...................       1,155,000          1,159,331
      PORTLAND SERIES A
       4.875% 06/01/2018 ...................         850,000            732,148
      WASHINGTON & CLACKAMAS
       COUNTIES SCHOOL DISTRICT
       #23J TIGARD REFUNDING
       5.400% 01/01/2010 ...................       1,720,000          1,724,300
      WASHINGTON & CLACKAMAS
       COUNTIES SCHOOL DISTRICT #23J
       TIGARD DEFERRED INTEREST
       SERIES A
       0.000% 06/01/2010 ...................       1,520,000            853,100
      WASHINGTON COUNTY DEFERRED
       INTEREST - OPERATIONS YARD
       FACILITIES OBLIGATION
       0.000% 06/01/2003 ...................       1,000,000            847,500
      WASHINGTON COUNTY SCHOOL
       DISTRICT #088J SHERWOOD
       4.500% 06/15/2014 ...................         350,000            307,125
      WASHINGTON COUNTY REFUNDING
       6.200% 12/01/2007 ...................       1,500,000          1,541,250
      WASHINGTON COUNTY REFUNDING
       CRIMINAL JUSTICE FACILITIES
       5.000% 12/01/2010 ...................       1,400,000          1,370,250
      WASHINGTON COUNTY SCHOOL
       DISTRICT #48J BEAVERTON SERIES C
       7.800% 06/01/2003 ...................      $1,200,000       $  1,314,000
      WASHINGTON COUNTY SCHOOL
       DISTRICT #48J BEAVERTON SERIES B
       6.150% 06/01/2008 ...................       1,010,000          1,016,252
      WASHINGTON MULTNOMAH &
       YAMHILL COUNTIES SCHOOL
       DISTRICT #1J
       5.000% 11/01/2011 ...................       1,100,000          1,057,375
       5.250% 06/01/2011 ...................         500,000            492,500
       5.250% 06/01/2014 ...................       1,595,000          1,523,225
      WILSONVILLE LIMITED TAX
       IMPROVEMENT
       5.000% 12/01/2020 ...................       1,165,000          1,128,594
                                                                    -----------
                                                                     64,398,901
                                                                    -----------

OREGON INSURED GENERAL OBLIGATION (17.0%)
      CENTRAL OREGON COMMUNITY
       COLLEGE
       5.800% 06/01/2007 ...................         760,000            780,900
      CHEMEKETA COMMUNITY COLLEGE
       DISTRICT SERIES B
       5.600% 06/01/2014 ...................       1,180,000          1,187,104
      CLACKAMAS & WASHINGTON
       COUNTIES SCHOOL DISTRICT #3JT
       5.750% 06/01/2010 ...................         590,000            611,387
      CLACKAMAS COUNTY SCHOOL
       DISTRICT #12 NORTH CLACKAMAS
       5.250% 06/01/2015 ...................       2,750,000          2,571,250
       4.800% 06/01/2018 ...................       2,000,000          1,707,500
      CLATSOP COUNTY ADMINISTRATIVE
       SCHOOL DISTRICT #10
       5.875% 07/01/2012 ...................         630,000            639,450
      COLUMBIA COUNTY SCHOOL
       DISTRICT #502 DEFERRED INTEREST
       0.000% 06/01/2012 ...................       1,530,000            766,912
       0.000% 06/01/2013 ...................       1,685,000            787,737
       0.000% 06/01/2014 ...................       1,025,000            447,156
      DESCHUTES & JEFFERSON COUNTIES
       SCHOOL DISTRICT #2J REDMOND
       REFUNDING
       5.600% 06/01/2009 ...................       1,000,000          1,010,000


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------                                               -----------------
                -- COLUMBIA OREGON MUNICIPAL BOND FUND, INC. --
                -----------------------------------------------
                               December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT              VALUE
                                                  ----------        -----------
GENERAL OBLIGATION BONDS (CONTINUED)
      HOOD RIVER COUNTY SCHOOL
       DISTRICT
       5.650% 06/01/2008 ...................     $ 1,020,000        $ 1,037,850
      JOSEPHINE COUNTY SCHOOL
       DISTRICT #7 GRANTS PASS
       5.700% 06/01/2013 ...................       2,000,000          2,017,500
      KLAMATH COUNTY
       5.100% 06/01/2008 ...................       1,015,000          1,009,925
       5.150% 06/01/2009 ...................         700,000            696,500
      LANE & DOUGLAS COUNTIES SCHOOL
       DISTRICT #97-J
       5.300% 06/15/2015 ...................       1,155,000          1,100,137
      LANE COUNTY SCHOOL DISTRICT #52
       BETHEL
       6.250% 12/01/2007 ...................         580,000            619,150
       6.400% 12/01/2009 ...................         750,000            799,687
      LANE COUNTY SCHOOL DISTRICT #19
       SPRINGFIELD REFUNDING
       6.000% 10/15/2012 ...................         740,000            777,925
       6.000% 10/15/2014 ...................       1,310,000          1,365,675
      LINCOLN COUNTY SCHOOL DISTRICT
       6.000% 06/15/2006 ...................         900,000            950,625
       6.000% 06/15/2007 ...................       1,855,000          1,961,662
       6.000% 06/15/2008 ...................       1,450,000          1,531,563
       6.000% 06/15/2009 ...................       3,465,000          3,664,238
       5.600% 06/15/2010 ...................       3,480,000          3,558,300
       5.250% 06/15/2012 ...................       3,815,000          3,705,319
      MARION COUNTY CERTIFICATES OF
       PARTICIPATION COURTHOUSE
       SQUARE PROJECT-SERIES A
       4.450% 06/01/2010 ...................         430,000            391,300
      MARION COUNTY SCHOOL DISTRICT
       #103C WOODBURN SERIES B
       0.000% 11/01/2006 ...................       2,000,000          1,410,000
       0.000% 11/01/2007 ...................       2,000,000          1,332,500
       0.000% 11/01/2009 ...................       2,500,000          1,481,250
       0.000% 11/01/2011 ...................       2,210,000          1,154,725
      MORROW COUNTY SCHOOL DISTRICT
       6.000% 06/01/2006 ...................         880,000            929,500
      MULTNOMAH COUNTY SCHOOL
       DISTRICT #3 PARKROSE
       5.400% 12/01/2005 ...................       1,010,000          1,032,725
       5.700% 12/01/2008 ...................       1,330,000          1,359,925
       5.700% 12/01/2009 ...................      $1,970,000         $2,009,400
       5.500% 12/01/2010 ...................         895,000            901,713
       5.500% 12/01/2011                           1,000,000          1,002,500
      NORTHERN OREGON CORRECTIONS
       5.250% 09/15/2012 ...................       1,000,000            971,250
       5.300% 09/15/2013 ...................       1,000,000            977,500
      PORTLAND COMMUNITY COLLEGE
       DISTRICT
       5.000% 07/01/2011 ...................       1,000,000            968,750
      SALEM PEDESTRIAN SAFETY
       IMPROVEMENTS
       5.400% 05/01/2009 ...................       1,000,000          1,007,500
      SALEM/KEIZER SCHOOL DISTRICT #24J
       5.000% 06/01/2015 ...................       1,000,000            913,750
      STATE DEPARTMENT ADMINISTRATIVE
       SERVICES CERTIFICATES OF
       PARTICIPATION REFUNDING SERIES A
       4.500% 05/01/2012 ...................       1,020,000            916,725
       5.000% 05/01/2013 ...................       4,240,000          4,001,500
       5.000% 05/01/2014 ...................       1,000,000            932,500
       5.000% 05/01/2024 ...................       1,500,000          1,290,000
      TILLAMOOK COUNTY
       5.700% 01/15/2016 ...................         700,000            702,625
      TILLAMOOK COUNTY REFUNDING
       4.400% 01/01/2011 ...................         550,000            503,938
       4.600% 01/01/2013 ...................         600,000            545,250
      UMATILLA COUNTY SCHOOL
       DISTRICT #16R PENDLETON
       4.650% 07/01/2010 ...................       1,660,000          1,568,700
      WASHINGTON COUNTY SCHOOL
       DISTRICT #15 FOREST GROVE
       5.125% 06/01/2010 ...................       1,000,000            997,500
      WASHINGTON COUNTY SCHOOL
       DISTRICT #88J SHERWOOD
       6.100% 06/01/2012 ...................         185,000            192,863
      WASHINGTON COUNTY SCHOOL
       DISTRICT #48J
       5.250% 08/01/2010 ...................       1,150,000          1,144,250
      YAMHILL COUNTY SCHOOL
       DISTRICT #29J NEWBERG
       5.750% 06/01/2009 ...................       2,000,000          2,077,500

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------                                               -----------------
                -- COLUMBIA OREGON MUNICIPAL BOND FUND, INC. --
                -----------------------------------------------
                               December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                  ----------     --------------
GENERAL OBLIGATION BONDS (CONTINUED)
      YAMHILL COUNTY SCHOOL
       DISTRICT #40
       6.000% 06/01/2009 ...................     $   500,000     $      528,750
       5.350% 06/01/2010 ...................         500,000            500,625
       5.600% 06/01/2016 ...................         500,000            498,750
                                                                 --------------
                                                                     69,551,216
                                                                 --------------
      TOTAL GENERAL OBLIGATION BONDS
       (COST $160,248,425) .................                        158,466,112
                                                                 --------------

REVENUE BONDS (52.4%)
OREGON REVENUE (29.0%)
      ALBANY HOSPITAL FACILITY
       AUTHORITY MENNONITE HOME
       5.625% 10/01/2017 ...................         635,000            557,212
      BEND MUNICIPAL AIRPORT PJ
       SERIES B (AMT)
       5.375% 06/01/2013 ...................         150,000            143,625
      BENTON COUNTY HOSPITAL
       FACILITIES AUTHORITY
       REFUNDING SAMARITAN HEALTH
       SERVICES PROJECT
       4.300% 10/01/2006 ...................         230,000            215,050
       4.400% 10/01/2007 ...................         220,000            204,050
       4.800% 10/01/2011 ...................         245,000            222,337
       5.200% 10/01/2017 ...................       1,895,000          1,677,075
      CLACKAMAS COUNTY HOSPITAL
       FACILITY AUTHORITY ODD FELLOWS
       HOME-SERIES A
       5.500% 09/15/2008 ...................       1,690,000          1,573,812
      CLACKAMAS COUNTY HOSPITAL
       FACILITY AUTHORITY WILLAMETTE
       VIEW, INC. PROJECT
       6.000% 11/01/2008 ...................         670,000            656,600
      CLACKAMAS COUNTY HOSPITAL
       FACILITY AUTHORITY LEGACY
       HEALTH SYSTEM
       5.500% 02/15/2014 ...................       1,000,000            967,500
       5.000% 02/15/2015 ...................       1,400,000          1,268,750
       5.000% 02/15/2016 ...................       1,000,000            895,000
      CLACKAMAS COUNTY HOSPITAL
       FACILITY KAISER PERMANENTE
       SERIES A
       5.375% 04/01/2014 ...................       4,270,000          3,928,400
      CLACKAMAS COUNTY HOSPITAL
       FACILITY AUTHORITY WILLAMETTE
       FALLS HOSPITAL PROJECT
       5.750% 04/01/2014 ...................      $1,005,000      $     930,881
       6.000% 04/01/2019 ...................       1,000,000            917,500
      CLACKAMAS COUNTY HOSPITAL
       FACILITY AUTHORITY ROBINSON
       JEWISH HOME PROJECT
       6.250% 10/01/2021 ...................       1,630,000          1,638,313
      CLACKAMAS COUNTY HOSPITAL
       FACILITY AUTHORITY GNMA
       COLLATERAL JENNINGS LODGE
       7.500% 10/20/2031 ...................       1,030,000          1,056,399
      CLACKAMAS COUNTY HOUSING
       AUTHORITY MULTIFAMILY
       HOUSING EASTON RIDGE SERIES A
       5.800% 12/01/2016 ...................       2,255,000          2,229,631
      CLACKAMAS COUNTY OREGON
       HOSPITAL FACILITY AUTHORITY
       REFUNDING ODD FELLOWS
       HOME-SERIES A
       5.875% 09/15/2021 ...................       2,890,000          2,493,550
      CLACKAMAS COUNTY OREGON
       HOSPITAL AUTHORITY SENIOR
       LIVING FACILITY-MARYS WOODS-A
       6.375% 05/15/2020 ...................       1,405,000          1,306,650
      CLACKAMAS COUNTY OREGON
       HOSPITAL FACILITY AUTHORITY
       WILLAMETTE VIEW INC. PJ-SERIES A
       6.850% 11/01/2015 ...................       1,580,000          1,530,625
      DESCHUTES COUNTY HOSPITAL
       FACILITY AUTHORITY
       5.750% 01/01/2009 ...................       1,670,000          1,686,700
      DESCHUTES VALLEY WATER DISTRICT
       5.875% 09/01/2005 ...................       3,420,000          3,514,050
      EUGENE ELECTRIC UTILITY
       REFUNDING
       5.800% 08/01/2008 ...................       1,435,000          1,458,319
       5.800% 08/01/2009 ...................       1,300,000          1,316,250
       6.000% 08/01/2011 ...................       1,375,000          1,395,625
      GRESHAM SEWER
       5.350% 06/01/2006 ...................         860,000            873,975
      GRESHAM STORMWATER
       6.100% 10/01/2009 ...................       1,115,000          1,156,812

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------                                               -----------------
                -- COLUMBIA OREGON MUNICIPAL BOND FUND, INC. --
                -----------------------------------------------
                               December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                  ----------       ------------
REVENUE BONDS (CONTINUED)
      HILLSBORO HOSPITAL FACILITY
       AUTHORITY TUALITY HEALTHCARE
       5.750% 10/01/2012 ...................      $4,350,000         $4,162,341
      LEBANON OREGON URBAN
       RENEWAL AGENCY
       5.625% 06/01/2019 ...................       1,000,000            925,000
      LEBANON WASTEWATER REFUNDING
       5.750% 06/01/2011 ...................       1,225,000          1,229,594
      NORTH CLACKAMAS PARKS &
       RECREATION DISTRICT
       RECREATIONAL FACILITIES
       5.700% 04/01/2013 ...................       2,910,000          2,924,550
      NORTHERN WASCO COUNTY PEOPLE'S
       UTILITY DISTRICT ELECTRIC
       0.000% 02/01/2006 ...................         610,000            438,437
       0.000% 02/01/2007 ...................         585,000            390,487
       0.000% 02/01/2008 ...................         610,000            378,963
       0.000% 02/01/2011 ...................         500,000            250,000
      OREGON HEALTH, HOUSING,
       EDUCATIONAL & CULTURAL
       FACILITIES AUTHORITY/AQUARIUM
       4.750% 10/01/2008 ...................       1,550,000          1,426,000
       4.900% 10/01/2009 ...................         670,000            609,700
      OREGON HEALTH, HOUSING,
       EDUCATIONAL & CULTURAL
       FACILITIES AUTHORITY REED
       COLLEGE PROJECT SERIES A
       5.300% 07/01/2011 ...................         500,000            481,250
      OREGON HEALTH, HOUSING,
       EDUCATIONAL & CULTURAL
       FACILITIES AUTHORITY GOODWILL
       INDUSTRIES LANE COUNTY SERIES A
       6.650% 11/15/2022 ...................       4,225,000          3,797,219
      OREGON HEALTH, HOUSING,
       EDUCATIONAL & CULTURAL
       FACILITIES AUTHORITY LINFIELD
       COLLEGE PROJECT-SERIES A
       4.550% 10/01/2008 ...................         525,000            488,250
       4.650% 10/01/2009 ...................         555,000            511,294
      OREGON HOUSING & COMMUNITY
       SERVICES DEPARTMENT MORTGAGE
       SINGLE-FAMILY MORTGAGE PROGRAM
       SERIES A
       4.850% 07/01/2010 ...................         310,000            291,013
       5.100% 07/01/2014 ...................     $   425,000        $   394,719
       6.800% 07/01/2016 ...................          50,000             51,750
      OREGON HOUSING & COMMUNITY
       SERVICES DEPARTMENT HOUSING
       FINANCE ASSISTED INSURED
       MULTI-UNIT B
       6.800% 07/01/2013 ...................       8,360,000          8,621,250
      OREGON HOUSING & COMMUNITY
       SERVICES DEPARTMENT MORTGAGE
       SINGLE-FAMILY MORTGAGE
       PROGRAM SERIES D
       6.700% 07/01/2013 ...................       1,000,000          1,032,500
      OREGON HOUSING FINANCIAL
       5.800% 07/01/2009 ...................         350,000            350,326
      OREGON STATE DEPARTMENT
       ADMINISTRATIVE SERVICES LOTTERY
       EDUCATION PROJECT SERIES A
       5.250% 04/01/2013 ...................       1,500,000          1,456,875
      OREGON STATE ECONOMIC
       DEVELOPMENT DOVE LEWIS
       EMERGENCY ANIMAL
       7.000% 12/01/2019....................       1,545,000          1,523,756
      OREGON STATE HOUSING AND
       COMMUNITY SERVICES DEPARTMENT
       MULTI-FAMILY HOUSING-
       SERIES B (AMT)
       6.000% 07/01/2031 ...................       6,935,000          6,614,256
      OREGON STATE HOUSING &
       COMMUNITY SERVICES DEPARTMENT
       MEETING SERIES M (AMT)
       5.800% 07/01/2012 ...................         875,000            873,906
      OREGON STATE HOUSING &
       COMMUNITY SERVICES DEPARTMENT
       MEETING SINGLE FAMILY MEETING
       PROGRAM SERIES L
       6.050% 07/01/2020 ...................       2,575,000          2,578,219
      OREGON STATE HOUSING &
       COMMUNITY SERVICES DEPARTMENT
       MEETING SINGLE-FAMILY PROGRAM-
       SERIES A (AMT)
       6.200% 07/01/2027 ...................       3,700,000          3,667,625
      PORT OF ST. HELENS OREGON
       5.750% 08/01/2019 ...................         425,000            392,594

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------                                               -----------------
                -- COLUMBIA OREGON MUNICIPAL BOND FUND, INC. --
                -----------------------------------------------
                               December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                  ----------       ------------
REVENUE BONDS (CONTINUED)
      PORT OF ST. HELENS POLLUTION
       CONTROL PORTLAND GENERAL
       ELECTRIC CO. SERIES A
       4.800% 04/01/2010 ...................      $5,195,000         $4,889,794
      PORT OF ST. HELENS POLLUTION
       CONTROL PORTLAND GENERAL
       ELECTRIC CO. SERIES B
       4.800% 06/01/2010 ...................       3,500,000          3,294,375
      PORT OF ST. HELENS
       5.600% 08/01/2014 ...................         315,000            294,131
      PORTLAND HOUSING AUTHORITY
       REF-POOLED HOUSING-SERIES A
       4.500% 01/01/2009 ...................         660,000            613,800
       5.000% 01/01/2019 ...................       5,540,000          4,902,900
       5.100% 01/01/2027 ...................       3,000,000          2,562,660
      PORTLAND HOUSING AUTHORITY
       MULTIFAMILY HOUSING-SENIOR
       LIEN-CIVIC APARTMENTS-SERIES A
       5.600% 01/01/2018 ...................       1,240,000          1,209,000
      PORTLAND HYDROELECTRIC POWER
       6.800% 10/01/2004 ...................         465,000            467,553
      PORTLAND PARKING REFUNDING
       6.375% 10/01/2012 ...................       1,700,000          1,711,917
      PORTLAND WATER SYSTEM
       5.000% 08/01/2017 ...................       1,185,000          1,073,906
      PRINEVILLE SEWER FIRST LIEN
       6.500% 07/01/2004 ...................         500,000            518,750
      REDMOND OREGON
       URBAN RENEWAL AGENCY
       DOWNTOWN URBAN
       RENEWAL AREA-B
       5.650% 06/01/2013 ...................         720,000            681,300
       5.850% 06/01/2019 ...................         785,000            733,975
      REDMOND URBAN RENEWAL
       AGENCY REFUNDING SOUTH
       AIRPORT INDUSTRIAL AREA A
       5.700% 06/01/2019 ...................         650,000            606,938
      REEDSPORT WATER
       7.000% 10/01/2014 ...................         520,000            551,200

      SALEM HOSPITAL FACILITY
       AUTHORITY
       5.250% 08/15/2014 ...................      $2,900,000         $2,718,750
       5.000% 08/15/2018 ...................       2,000,000          1,737,500
      SALEM OREGON HOSPITAL
       FACILITY AUTHORITY
       CAPITAL MANOR, INC.
       7.500% 12/01/2024 ...................         150,000            156,375
      SHERIDAN WATER
       REFUNDING
       5.350% 04/01/2018 ...................         300,000            274,125
      SOUTH FORK WATER BOARD
       FIRST LIEN
       5.450% 02/01/2014 ...................       1,300,000          1,249,625
      STATE HEALTH HOUSING
       EDUCATIONAL & CULTURAL
       FACILITIES AUTHORITY
       LINFIELD COLLEGE
       PROJECT SERIES A
       5.500% 10/1/2018 ....................       1,000,000            915,000
      OREGON HOUSING & COMMUNITY
       SERVICES DEPARTMENT
       MORTGAGE SINGLE FAMILY
       MORTGAGE PROJECT
       SERIES E
       5.375% 07/01/2021 ...................       4,000,000          3,670,000
      TRI-COUNTY METROPOLITAN
       TRANSPORTATION DISTRICT
       SERIES A
       4.700% 08/01/2010 ...................         480,000            452,400
      WASHINGTON COUNTY HOUSING
       AUTHORITY AFFORDABLE
       HOUSING POOL SERIES A
       6.000% 07/01/2020 ...................       2,000,000          1,800,000
                                                                   ------------
                                                                    118,762,539
                                                                   ------------

OREGON INSURED REVENUE (23.4%)
      CLACKAMAS COUNTY HEALTH
       FACILITY AUTHORITY
       REFUNDING ADVENTIST HEALTH A
       6.350% 03/01/2009 ...................       1,525,000          1,586,000

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------                                               -----------------
                -- COLUMBIA OREGON MUNICIPAL BOND FUND, INC. --
                -----------------------------------------------
                               December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                  ----------       ------------
REVENUE BONDS (CONTINUED)
      EMERALD PEOPLES UTILITIES
       DISTRICT
       7.200% 11/01/2006 ...................     $   480,000        $   541,200
       7.350% 11/01/2010 ...................       2,160,000          2,519,100
       7.350% 11/01/2011 ...................       2,000,000          2,342,500
       7.350% 11/01/2012 ...................       2,490,000          2,910,188
       7.350% 11/01/2013 ...................       2,675,000          3,116,375
      EUGENE ELECTRIC UTILITY
       SYSTEM-SERIES B
       4.550% 08/01/2010 ...................         600,000            557,250
       4.650% 08/01/2011 ...................         625,000            576,562
       5.000% 08/01/2018 ...................       1,000,000            877,500
       5.000% 08/01/2023 ...................         500,000            431,875
      MARION COUNTY CERTIFICATES
       OF PARTICIPATION COURTHOUSE
       SQUARE PROJECT SERIES A
       4.650% 06/01/2012 ...................         355,000            323,494
       5.000% 06/01/2023 ...................       1,000,000            863,750
      MEDFORD HOSPITAL FACILITIES
       AUTHORITY ASSANTE
       HEALTH SYSTEM SERIES A
       5.250% 08/15/2008 ...................       1,645,000          1,640,887
       5.250% 08/15/2011 ...................         800,000            782,000
      MULTNOMAH COUNTY
       EDUCATIONAL FACILITIES
       UNIVERSITY OF PORTLAND
       PROJECT
       5.000% 04/01/2018 ...................       1,530,000          1,344,487
      ONTARIO OREGON CATHOLIC
       HEALTH HOLY ROSARY
       MEDICAL CENTER
       5.500% 11/15/2012 ...................       1,500,000          1,500,000
      OREGON DEPARTMENT OF
       ADMINISTRATIVE SERVICES
       CERTIFICATES PARTICIPATION
       SERIES A
       5.375% 11/01/2004 ...................       1,500,000          1,535,625
       5.250% 05/01/2008 ...................       4,950,000          4,956,187
       5.300% 05/01/2008 ...................         750,000            753,750
       5.250% 11/01/2009 ...................       2,460,000          2,447,700
       5.700% 05/01/2015 ...................       1,000,000          1,001,250

      OREGON DEPARTMENT OF
       ADMINISTRATIVE SERVICES
       CERTIFICATES PARTICIPATION
       SERIES B
       5.500% 11/01/2011 ...................      $1,635,000         $1,641,131
       5.000% 11/01/2013 ...................       1,000,000            942,500
       5.000% 11/01/2014 ...................         500,000            465,625
      OREGON DEPARTMENT OF
       ADMINISTRATIVE SERVICES
       CERTIFICATES PARTICIPATION
       SERIES C
       5.500% 05/01/2011 ...................       2,000,000          2,007,500
       5.750% 05/01/2017 ...................       2,000,000          1,977,500
      OREGON DEPARTMENT OF
       GENERAL SERVICES
       CERTIFICATES PARTICIPATION
       SERIES C
       5.800% 03/01/2015 ...................         840,000            845,250
      OREGON HEALTH SCIENCES
       UNIVERSITY SERIES A
       0.000% 07/01/2009 ...................       1,530,000            919,912
       0.000% 08/01/2012 ...................       1,315,000            650,925
       0.000% 07/01/2014 ...................       2,495,000          1,075,969
       0.000% 07/01/2015 ...................       4,325,000          1,730,000
      OREGON HEALTH SCIENCES
       UNIVERSITY CAPITAL
       APPRECIATION INSURED
       SERIES A
       0.000% 07/01/2021 ...................       8,815,000          2,342,763
      OREGON HEALTH, HOUSING,
       EDUCATIONAL & CULTURAL
       FACILITIES AUTHORITY
       LEWIS & CLARK COLLEGE
       6.000% 10/01/2013 ...................         965,000            987,919
      PORT OF PORTLAND AIRPORT
       SERIES 9-A
       5.500% 07/01/2006 ...................         500,000            511,250
      PORT OF PORTLAND AIRPORT
       REFUNDING-PORTLAND
       INTERNATIONAL AIRPORT
       SERIES 12B
       5.250% 07/01/2012 ...................       1,000,000            978,750

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------                                               -----------------
                -- COLUMBIA OREGON MUNICIPAL BOND FUND, INC. --
                -----------------------------------------------
                               December 31, 1999

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ----------      -------------
REVENUE BONDS (CONTINUED)
      PORTLAND ARENA
       GAS TAX
       0.000% 06/01/2016 ...................      $1,100,000        $   405,625
       0.000% 06/01/2017 ...................       2,320,000            800,400
      PORTLAND GAS TAX
       SERIES A
       5.800% 06/01/2016 ...................       1,625,000          1,629,063
      PORTLAND SEWER SYSTEM
       SERIES A
       4.500% 06/01/2015 ...................         510,000            437,325
       5.000% 06/01/2015 ...................       2,100,000          1,926,750
       4.500% 06/01/2018 ...................       2,300,000          1,882,297
      SALEM WATER & SEWER
       6.000% 06/01/2005 ...................       1,080,000          1,136,700
      OREGON HOUSING & COMMUNITY
       SERVICES DEPARTMENT
       SINGLE FAMILY MORTGAGE
       PROJECT SERIES J (AMT)
       5.750% 07/01/2029 ...................       9,000,000          8,370,000
      TRI-COUNTY METROPOLITAN
       TRANSPORTATION DISTRICT
       SERIES ONE
       5.400% 06/01/2019 ...................       4,200,000          3,935,274
      TUALATIN HILLS PARK &
       RECREATION DISTRICT
       5.750% 03/01/2014 ...................         990,000          1,007,325
      TUALATIN VALLEY WATER
       DISTRICT
       5.000% 06/01/2018 ...................       2,045,000          1,817,494
      WASHINGTON COUNTY UNIFIED
       SEWER AGENCY SERIES A
       0.000% 10/01/2003 ...................       1,975,000          1,649,125
       0.000% 10/01/2005 ...................       5,230,000          3,915,963
       5.900% 10/01/2006 ...................       1,050,000          1,090,688
       0.000% 10/01/2007 ...................       4,835,000          3,239,450
       5.750% 10/01/2009 ...................       3,045,000          3,155,381
       5.750% 10/01/2010 ...................       2,000,000          2,065,000
       5.750% 10/01/2011 ...................       1,825,000          1,882,031
       5.400% 10/01/2012 ...................         520,000            519,350
       5.750% 10/01/2012 ...................       2,000,000          2,067,500
       5.500% 10/01/2016 ...................       1,500,000          1,447,500

      WESTERN LANE HOSPITAL
       DISTRICT FACILITY AUTHORITY
       REVENUE REFUNDING SISTERS
       ST. JOSEPH PEACE
       5.625% 08/01/2007 ...................      $2,080,000      $   2,147,018
                                                                  -------------
                                                                     96,211,933
                                                                  -------------
      TOTAL REVENUE BONDS
       (COST $223,269,095) .................                        214,974,472
                                                                  -------------

PRE-REFUNDED BONDS (2.9%)
      CLACKAMAS COUNTY HOSPITAL
       FACILITY AUTHORITY ELDERLY
       HOUSING WILLAMETTE VIEW
       INCOME PROJECT
       7.000% 11/15/2011 ...................         470,000            498,787
      CLACKAMAS COUNTY SCHOOL
       DISTRICT #1
       6.300% 07/01/2003 ...................         700,000            717,500
      CLACKAMAS COUNTY SCHOOL
       DISTRICT #115 GLADSTONE
       6.150% 06/01/2014 ...................       1,200,000          1,284,000
      EUGENE ELECTRIC UTILITY
       SERIES C
       5.750% 08/01/2016 ...................       1,055,000          1,102,475
      LANE COUNTY SCHOOL DISTRICT
       #19 SPRINGFIELD
       6.150% 10/15/2009 ...................       1,500,000          1,597,500
      MULTNOMAH COUNTY
       EDUCATIONAL FACILITIES
       UNIVERSITY OF
       PORTLAND PROJECT
       6.000% 04/01/2014 ...................       1,375,000          1,447,187
      OREGON CITY SEWER
       6.500% 10/01/2007 ...................         500,000            529,375
      PORTLAND SEWER SYSTEM
       SERIES A
       6.050% 06/01/2009 ...................         535,000            564,425
      PRINEVILLE SEWER FIRST LIEN
       6.800% 07/01/2012 ...................       1,050,000          1,132,688
      TUALATIN HILLS PARK &
       RECREATION DISTRICT
       5.700% 03/01/2009 ...................       1,340,000          1,381,875
       5.750% 03/01/2010 ...................         730,000            754,638

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

------------------                                             -----------------
                  --COLUMBIA OREGON MUNICIPAL BOND FUND, INC.--
                  ---------------------------------------------
                               December 31, 1999


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ---------         ---------
PRE-REFUNDED BONDS (CONTINUED)
      UMATILLA COUNTY SCHOOL
       DISTRICT #8R HERMISTON
       6.000% 12/01/2010 ...................     $   695,000      $     731,488
                                                                  -------------
      TOTAL PRE-REFUNDED BONDS
       (COST $11,159,313) ..................                         11,741,938
                                                                  -------------

OREGON OTHER BONDS (2.8%)
      GRANTS PASS URBAN RENEWAL
       AGENCY TAX INCREMENT
       6.125% 08/01/2012 ...................         755,000            759,719
      HOOD RIVER URBAN RENEWAL
       AGENCY
       6.250% 12/15/2011 ...................       1,250,000          1,300,000
      LANE COUNTY SCHOOL DISTRICT
       #4J EUGENE CERTIFICATES
       6.900% 10/01/2000 ...................         500,000            510,045
      LEBANON SPECIAL OBLIGATION
       REVENUE REFUNDING
       LEASE WATER
       5.400% 10/01/2013 ...................         755,000            729,519
      MEDFORD URBAN RENEWAL
       AGENCY TAX REVENUE
       5.875% 09/01/2010 ...................         500,000            503,125
      MULTNOMAH COUNTY
       CERTIFICATE PARTICIPATION
       4.550% 08/01/2010 ...................       1,725,000          1,608,562
      NEWBERG CERTIFICATES
       PARTICIPATION
       6.100% 12/01/2000 ...................         410,000            415,047
       6.200% 12/01/2001 ...................         410,000            418,712
      PORTLAND AIRPORT WAY URBAN
       RENEWAL & REDEVELOPMENT
       TAX INCREMENT SERIES C
       5.900% 06/01/2006 ...................         860,000            890,100
      PORTLAND URBAN RENEWAL &
       REDEVELOPMENT REFUNDING,
       DOWNTOWN WATERFRONT
       SERIES L
       6.000% 06/01/2002 ...................       1,170,000          1,203,638
       6.400% 06/01/2008 ...................       3,095,000          3,199,456
      PORTLAND URBAN RENEWAL & REDEVELOPMENT
       DOWNTOWN WATERFRONT
       5.900% 05/01/2001 ...................      $  200,000      $     203,500
                                                                  -------------
      TOTAL OREGON OTHER BONDS
       (COST $11,673,222) ..................                         11,741,423
                                                                  -------------

U.S. TERRITORIES BONDS (1.3%)
      PUERTO RICO HOUSING BANK &
       FINANCE AGENCY SINGLE FAMILY
       MORTGAGE REVENUE FHA
       HOMEOWNERSHIP 5TH PORTFOLIO
       7.500% 12/1/2015 ....................         610,000            618,577
      PUERTO RICO HOUSING FINANCE
       CORP. SINGLE FAMILY MORTGAGE
       REVENUE PORTFOLIO 1 SERIES B
       7.500% 10/15/2012 ...................       1,040,000          1,070,066
      PUERTO RICO HOUSING FINANCE
       CORP. SINGLE FAMILY MORTGAGE
       REVENUE PORTFOLIO 1 SERIES C
       6.750% 10/15/2013 ...................         710,000            731,300
      PUERTO RICO HOUSING FINANCE
       CORP. MULTI FAMILY MORTGAGE
       REVENUE PORTFOLIO A-1
       7.500% 04/01/2022 ...................       1,425,000          1,457,704
      VIRGIN ISLANDS PUBLIC FINANCE
       AUTHORITY REVENUE UNREFUNDED
       BALANCE SERIES A
       7.300% 10/01/2018 ...................       1,185,000          1,382,006
                                                                  -------------
      TOTAL U.S. TERRITORIES BONDS
       (COST $5,204,317)                                              5,259,653
                                                                  -------------

TAX EXEMPT MONEY MARKET INVESTMENT (0.9%)
      SEI TAX EXEMPT TRUST
       (COST $3,707,532) ...................       3,707,532          3,707,532
                                                                  -------------
TOTAL INVESTMENTS (99.0%)
(COST $415,261,904) ........................                        405,891,130

OTHER ASSETS LESS LIABILITIES (1.0%) .......                          4,027,411
                                                                  -------------

TOTAL NET ASSETS (100%).....................                       $409,918,541
                                                                  -------------
                                                                  -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

------------------                                             -----------------
                       --COLUMBIA HIGH YIELD FUND, INC.--
                       ----------------------------------
                               December 31, 1999

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ---------         ---------
CORPORATE BONDS (92.5%)
INDUSTRIAL (74.2%)
   BASIC INDUSTRY & MANUFACTURING (7.6%)
    MANUFACTURING (6.5%)
      BALL CORP.
       SENIOR NOTES
        7.750% 08/01/2006 ..................      $1,500,000         $1,462,500
      OWENS-ILLINOIS, INC.
       SENIOR NOTES
        7.150% 05/15/2005 ..................       1,500,000          1,386,885
      SILGAN HOLDINGS, INC.
       SENIOR SUBORDINATED
       DEBENTURES
        9.000% 06/01/2009 ..................         500,000            480,000
      WESTPOINT STEVENS, INC.
       SENIOR NOTES
        7.875% 06/15/2005 ..................       1,500,000          1,365,000
                                                                  -------------
                                                                      4,694,385
                                                                  -------------

    METALS/MINING (1.1%)
      RYERSON TULL, INC.
       NOTES
        8.500% 07/15/2001 ..................         750,000            761,609
                                                                  -------------
    TOTAL BASIC INDUSTRY &
      MANUFACTURING ........................                          5,455,994
                                                                  -------------

   BUSINESS & CONSUMER SERVICES (27.9%)
    SERVICES & PUBLISHING (8.9%)
      ALLIED WASTE NORTH AMERICA, INC.
       SENIOR NOTES, SERIES B
        7.625% 01/01/2006 ..................       1,200,000          1,077,000
      IRON MOUNTAIN, INC.
       SENIOR SUBORDINATED NOTES
        10.125% 10/01/2006 .................       1,500,000          1,533,750
      PIERCE LEAHY COMMAND CORP.
       SENIOR NOTES
        8.125% 05/15/2008 ..................       1,500,000          1,383,750
      UNITED STATIONERS SUPPLY CO.
       SENIOR SUBORDINATED NOTES
        12.750% 05/01/2005 .................         250,000            268,750
      UNITED STATIONERS SUPPLY CO.
       SENIOR SUBORDINATED NOTES
        8.375% 04/15/2008 ..................       1,235,000          1,130,025
      USA WASTE SERVICES, INC.
       NOTES
        6.125% 07/15/2001 ..................      $1,000,000       $    951,750
                                                                  -------------
                                                                      6,345,025
                                                                  -------------

    ENTERTAINMENT & MEDIA (19.0%)
      ADELPHIA COMMUNICATIONS CORP.
       SENIOR NOTES, SERIES B
        10.500% 07/15/2004 .................       1,500,000          1,563,750
      CINEMARK USA, INC.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        9.625% 08/01/2008 ..................       1,000,000            920,000
      CSC HOLDINGS, INC.
       SENIOR DEBENTURES, SERIES B
        8.125% 08/15/2009 ..................       1,400,000          1,375,472
      FOX/LIBERTY NETWORKS L.L.C.
       SENIOR NOTES
        8.875% 08/15/2007 ..................       1,500,000          1,526,250
      HOLLINGER INTERNATIONAL
       PUBLISHING, INC.
       SENIOR NOTES
        8.625% 03/15/2005 ..................       1,500,000          1,470,000
      JONES INTERCABLE, INC.
       SENIOR NOTES
        8.875% 04/01/2007 ..................         700,000            716,128
        7.625% 04/15/2008 ..................         300,000            287,319
      LAMAR MEDIA CORP.
       SENIOR SUBORDINATED NOTES
        9.625% 12/01/2006 ..................       1,250,000          1,287,500
      LENFEST COMMUNICATIONS, INC.
       SENIOR NOTES
        8.375% 11/01/2005 ..................       1,450,000          1,475,998
      HERITAGE MEDIA CORP.
       SENIOR SUBORDINATED NOTES
        8.750% 02/15/2006 ..................         750,000            759,375
      OUTDOOR SYSTEMS, INC.
       SENIOR SUBORDINATED NOTES
        9.375% 10/15/2006 ..................       1,185,000          1,217,588
      ROGERS COMMUNICATIONS, INC.
       SENIOR NOTES
        8.875% 07/15/2007 ..................       1,000,000          1,007,500
                                                                  -------------
                                                                     13,606,880
                                                                  -------------
    TOTAL BUSINESS & CONSUMER
      SERVICES .............................                         19,951,905
                                                                  -------------


                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

------------------                                             -----------------
                       --COLUMBIA HIGH YIELD FUND, INC.--
                       ----------------------------------
                               December 31, 1999

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ---------         ---------
CORPORATE BONDS (CONTINUED)
   CONSUMER CYCLICAL (17.4%)
    AUTO & AUTO PARTS (3.4%)
      AMERICAN AXLE & MANUFACTURING,
       INC.
       SENIOR SUBORDINATED NOTES
        9.750% 03/01/2009 ..................      $1,000,000        $ 1,007,500
      LEAR CORP. (144A)
       SENIOR NOTES
        7.960% 05/15/2005 ..................       1,500,000          1,438,125
                                                                  -------------
                                                                      2,445,625
                                                                  -------------
     HOTELS & GAMING (6.2%)
      HARRAHS OPERATING, INC.
       SENIOR SUBORDINATED NOTES
        7.875% 12/15/2005 ..................       1,250,000          1,203,125
      INTERNATIONAL GAME TECHNOLOGY
       SENIOR NOTES
        7.875% 05/15/2004 ..................       1,000,000            965,000
      PARK PLACE ENTERTAINMENT CORP.
       SENIOR NOTES
        8.500% 11/15/2006 ..................       1,500,000          1,478,873
      STATION CASINOS, INC.
       SENIOR SUBORDINATED NOTES
        9.750% 04/15/2007 ..................         750,000            757,500
                                                                  -------------
                                                                      4,404,498
                                                                  -------------

    HOUSING RELATED/REAL ESTATE (3.1%)
      HEALTH CARE PROPERTY INVESTORS,
       INC.
       NOTES
        6.875% 06/08/2005 ..................       1,500,000          1,313,130
      WEBB (DEL) CORP.
       SENIOR SUBORDINATED DEBENTURES
        9.375% 05/01/2009 ..................       1,000,000            917,500
                                                                  -------------
                                                                      2,230,630
                                                                  -------------

    RETAIL (2.7%)
      MAXIM GROUP, INC.
       SENIOR SUBORDINATED NOTES,
       SERIES B (PRIVATE PLACEMENT)
        9.250% 10/15/2007 ..................       1,000,000            882,500
      ZALE CORP.
       SENIOR NOTES, SERIES B
        8.500% 10/01/2007 ..................      $1,110,000       $  1,076,700
                                                                  -------------
                                                                      1,959,200
                                                                  -------------

    OTHER (2.0%)
      TRICON GLOBAL RESTAURANTS, INC.
       SENIOR NOTES
        7.450% 05/15/2005 ..................       1,500,000          1,426,875
                                                                  -------------
    TOTAL CONSUMER CYCLICAL ................                         12,466,828
                                                                  -------------

   CONSUMER STAPLES (6.0%)
    HEALTH CARE (4.3%)
      CONMED CORP.
       SENIOR SUBORDINATED NOTES
        9.000% 03/15/2008 ..................       1,000,000            906,250
      HEALTHSOUTH CORP.
       SENIOR SUBORDINATED NOTES
        9.500% 04/01/2001 ..................       1,000,000            997,500
      TENET HEALTHCARE CORP.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        8.125% 12/01/2008 ..................       1,250,000          1,165,625
                                                                  -------------
                                                                      3,069,375
                                                                  -------------

    HOUSEHOLD PRODUCTS (1.7%)
      THE SCOTTS CO. (144A)
       SENIOR SUBORDINATED NOTES
        8.625% 01/15/2009 ..................       1,250,000          1,225,000
                                                                  -------------
    TOTAL CONSUMER STAPLES .................                          4,294,375
                                                                  -------------

   ENERGY (10.5%)
      GULF CANADA RESOURCES LTD.
       SENIOR SUBORDINATED DEBENTURES
        9.625% 07/01/2005 ..................       1,350,000          1,383,750
      NEWPARK RESOURCES, INC.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        8.625% 12/15/2007 ..................       1,000,000            900,000
      PRIDE INTERNATIONAL, INC.
       SENIOR NOTES
        10.000% 06/01/2009 .................       1,000,000          1,020,000
      R&B FALCON CORP.
       SENIOR NOTES, SERIES B
        6.500% 04/15/2003 ..................         500,000            461,250

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

------------------                                             -----------------
                       --COLUMBIA HIGH YIELD FUND, INC.--
                       ----------------------------------
                               December 31, 1999

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ---------         ---------
      CORPORATE BONDS (CONTINUED)
      RBF FINANCE CO.
       SENIOR SECURED NOTES
        11.000% 03/15/2006 .................      $1,000,000     $  1,067,500
      SANTA FE SNYDER CORP.
       SENIOR NOTES
        8.050% 06/15/2004 ..................       1,750,000        1,693,125
      VINTAGE PETROLEUM, INC.
       SENIOR SUBORDINATED NOTES
        9.750% 06/30/2009 ..................       1,000,000        1,032,500
                                                                -------------
    TOTAL ENERGY ...........................                        7,558,125
                                                                -------------

   TECHNOLOGY (2.5%)
      UNISYS CORP.
       SENIOR NOTES
        11.750% 10/15/2004 .................       1,650,000        1,815,000
                                                                -------------

   TRANSPORTATION (2.3%)
    OTHER
      ALLIED HOLDING, INC.
       SENIOR NOTES, SERIES B
        8.625% 10/01/2007 ..................       1,000,000          885,000
      TEEKAY SHIPPING CORP.
       GTD. 1ST PFD. SHIP. MTG. NOTES
        8.320% 02/01/2008 ..................         850,000          779,875
                                                                -------------
    TOTAL TRANSPORTATION ...................                        1,664,875
                                                                -------------
    TOTAL INDUSTRIAL .......................                       53,207,102
                                                                -------------

UTILITIES (16.9%)
    ELECTRIC (5.1%)
      AES CORP.
       SENIOR SUBORDINATED NOTES
        10.250% 07/15/2006 .................         800,000          812,000
      AES CORP.
       SENIOR SUBORDINATED EXCHANGE
       NOTES
        8.375% 08/15/2007 ..................         500,000          463,750
      CALPINE CORP.
       SENIOR NOTES
        7.625% 04/15/2006 ..................       1,500,000        1,416,825
      CMS ENERGY X-TRAS (144A)
       PASS THRU TRUST I
       SENIOR UNSECURED NOTES
        7.000% 01/15/2005 ..................       1,000,000          930,100
                                                                -------------
                                                                    3,622,675
                                                                -------------
    TELECOMMUNICATIONS (11.8%)
      CROWN CASTLE INTERNATIONAL
       CORP.
       SENIOR NOTES
        9.000% 05/15/2011 ..................      $1,450,000     $  1,421,000
      FLAG LTD.
       SENIOR NOTES
        8.250% 01/30/2008 ..................       1,250,000        1,162,500
      LEVEL 3 COMMUNICATIONS, INC.
       SENIOR NOTES
        9.125% 05/01/2008 ..................         500,000          472,500
      LEVEL 3 COMMUNICATIONS, INC.
       SENIOR DISCOUNT NOTES
        0.000% 12/01/2008 STEP UP COUPON
        0.000% TO 12/01/2003 THEN
        10.500% TO 12/01/2008 ..............       2,050,000        1,240,250
      MCLEODUSA, INC.
       SENIOR NOTES
        9.500% 11/01/2008 ..................       1,500,000        1,503,750
      METROMEDIA FIBER NETWORK, INC.
       SENIOR NOTES, SERIES B
        10.000% 11/15/2008 .................       1,000,000        1,022,500
      NEXTLINK COMMUNICATIONS, INC.
       SENIOR DISCOUNT NOTES
        0.000% 04/15/2008 STEP UP COUPON
        0.000% TO 04/15/2003 THEN 9.450% TO
        04/15/2008 .........................       1,000,000          635,000
      NEXTLINK COMMUNICATIONS, INC.
       SENIOR NOTES
        10.750% 11/15/2008 .................       1,000,000        1,030,000
                                                                -------------
                                                                    8,487,500
                                                                -------------
    TOTAL UTILITIES ........................                       12,110,175
                                                                -------------

   YANKEE(1.4%)
    OTHER
      KOREA DEVELOPMENT BANK
       BONDS
        6.500% 11/15/2002 ..................       1,000,000          971,960
                                                                -------------
    TOTAL CORPORATE BONDS
      (COST $68,758,134) ...................                       66,289,237
                                                                -------------

                See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

------------------                                             -----------------
                       --COLUMBIA HIGH YIELD FUND, INC.--
                       ----------------------------------
                               December 31, 1999

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ---------         ---------
REPURCHASE AGREEMENTS (5.8%)
      J.P. MORGAN SECURITIES, INC.
       5.527% DATED 12/31/1999,
       DUE 01/03/2000 IN THE
       AMOUNT OF $3,867,926.
       COLLATERALIZED BY U.S. TREASURY
       INFLATION INDEX NOTES
       3.375% TO 3.875% DUE 01/15/2007
       TO 01/15/2009, ......................      $3,867,340     $  3,867,340
      MERRILL LYNCH
       5.475% DATED 12/31/1999,
       DUE 01/03/2000 IN THE
       AMOUNT OF $300,045.
       COLLATERALIZED BY
       U.S. TREASURY BILLS
       DUE 03/30/2000 TO 09/14/2000 ........         300,000          300,000
                                                                -------------
    TOTAL REPURCHASE AGREEMENTS
      (COST $4,167,340) ....................                        4,167,340
                                                                -------------

    TOTAL INVESTMENTS (98.3%)
      (COST $72,925,474) ...................                       70,456,577
    OTHER ASSETS LESS LIABILITIES  (1.7%)                           1,221,250
                                                                -------------
    NET ASSETS (100.0%) ....................                      $71,677,827
                                                                -------------
                                                                -------------



                See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

------------------                                             -----------------
                      --COLUMBIA DAILY INCOME COMPANY--
                      ---------------------------------
                               December 31, 1999

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ---------         ---------
U.S. GOVERNMENT SECURITIES (8.1%)
      FANNIE MAE FLOATING RATE NOTES
       5.970% 03/23/2000 ...................     $15,000,000       $ 14,992,455
      SALLIE MAE FLOATING RATE NOTES
       6.113% 01/20/2000 ...................      13,300,000         13,299,974
       6.113% 02/22/2000 ...................       9,000,000          9,001,101
      FMC DISCOUNT NOTES
       5.750% 02/24/2000 ...................      13,000,000         12,885,799
       5.450% 02/25/2000 ...................      15,000,000         14,872,833
       5.540% 02/29/2000 ...................       9,500,000          9,412,283
       5.550% 03/16/2000 ...................      20,000,000         19,765,667
                                                                  -------------
      TOTAL U.S. GOVERNMENT SECURITIES
       (COST $94,230,112) ..................                         94,230,112
                                                                  -------------

COMMERCIAL PAPER (91.8%)
      ALABAMA POWER CO.
       4.700% 01/06/2000 ...................       6,300,000          6,295,065
      ALLIEDSIGNAL, INC.
       5.820% 02/10/2000 ...................       8,000,000          7,946,973
       5.850% 02/15/2000 ...................      15,500,000         15,384,137
      AMERICAN EXPRESS CREDIT CORP.
       6.300% 01/06/2000 ...................      13,000,000         12,986,350
       6.350% 01/06/2000 ...................       9,700,000          9,689,734
       5.500% 02/07/2000 ...................       5,000,000          4,970,972
       6.030% 02/14/2000 ...................      14,000,000         13,894,475
      AMERICAN GENERAL CORP.
       5.900% 02/17/2000 ...................      12,000,000         11,905,600
      AMERICAN GENERAL FINANCE CORP.
       6.050% 01/10/2000 ...................       8,000,000          7,986,556
       5.940% 02/16/2000 ...................      13,000,000         12,899,185
      ARCHER DANIELS MIDLAND CO.
       5.780% 04/04/2000 ...................      20,000,000         19,694,944
      ASSOCIATES CORP. NA
       5.900% 03/31/2000 ...................      13,000,000         12,806,119
      BANK OF AMERICA CORP.
       5.880% 01/24/2000 ...................      15,000,000         14,941,200
       5.770% 01/27/2000 ...................      12,000,000         11,948,070
       5.970% 02/04/2000 ...................      15,000,000         14,912,937
      BANK ONE CORP.
       5.990% 03/15/2000 ...................      20,000,000         19,750,417
      BARCLAYS U.S. FUNDING CORP.
       11.000% 01/03/2000 ..................     $10,000,000        $ 9,990,833
      CATERPILLAR FINANCIAL SERVICES CORP.
       6.050% 01/13/2000 ...................      10,100,000         10,077,934
       5.850% 02/17/2000 ...................       9,500,000          9,425,900
      CHEVRON TRANSPORT CORP.
       6.350% 01/05/2000 ...................      18,000,000         17,984,125
       5.980% 02/11/2000 ...................      12,000,000         11,916,280
      CHEVRON U.K. INVESTMENT PLC
       6.040% 01/18/2000 ...................      12,000,000         11,963,760
      CIT GROUP HOLDINGS, INC.
       5.880% 02/02/2000 ...................      19,000,000         18,897,590
       5.950% 02/04/2000 ...................       5,000,000          4,971,076
      CITICORP
       6.440% 01/24/2000 ...................       8,000,000          7,965,653
       5.950% 01/26/2000 ...................      17,000,000         16,926,947
       5.950% 02/03/2000 ...................      14,000,000         13,921,328
      CONSOLIDATED NATURAL GAS CO.
       6.050% 01/20/2000 ...................      10,000,000          9,966,389
       6.090% 01/31/2000 ...................      10,000,000          9,947,558
       6.070% 02/10/2000 ...................      17,000,000         16,882,478
      EASTMAN KODAK CO.
       6.500% 01/14/2000 ...................       7,800,000          7,780,283
       6.500% 01/18/2000 ...................      11,000,000         10,964,250
      FORD MOTOR CREDIT CO.
       6.280% 01/07/2000 ...................      12,500,000         12,484,736
      GENERAL ELECTRIC CAPITAL CORP.
       6.280% 02/09/2000 ...................       7,000,000          6,951,156
       5.800% 03/01/2000 ...................      12,000,000         11,882,067
       5.920% 03/13/2000 ...................      10,000,000          9,879,956
      GENERAL ELECTRIC CAPITAL SERVICES
       5.840% 02/24/2000 ...................      10,000,000          9,910,778
      GENERAL MOTORS ACCEPTANCE CORP.
       6.610% 01/12/2000 ...................       6,000,000          5,986,780
       5.900% 01/21/2000 ...................      17,000,000         16,941,492
      GOLDMAN SACHS & CO.
       6.460% 01/28/2000 ...................      10,000,000          9,949,756
       6.460% 01/31/2000 ...................       6,000,000          5,966,623
       5.980% 02/02/2000 ...................       6,000,000          5,967,110
       5.980% 02/11/2000 ...................      10,000,000          9,930,233
       6.080% 02/29/2000 ...................       7,500,000          7,424,000

                See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

------------------                                             -----------------
                      --COLUMBIA DAILY INCOME COMPANY--
                      ---------------------------------
                               December 31, 1999

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ---------         ---------
COMMERCIAL PAPER (CONTINUED)
      GTE FUNDING, INC.
       5.890% 01/19/2000 ...................     $18,000,000       $ 17,944,045
       5.850% 01/26/2000 ...................      14,000,000         13,940,850
       6.020% 03/10/2000 ...................      10,000,000          9,882,944
      HOUSEHOLD FINANCE CORP.
       5.820% 02/09/2000 ...................      14,000,000         13,909,467
       5.800% 02/22/2000 ...................      14,000,000         13,880,456
      JOHN DEERE CAPITAL CORP.
       5.970% 02/08/2000 ...................      12,800,000         12,717,216
       5.900% 02/16/2000 ...................      17,000,000         16,869,053
       5.910% 02/24/2000 ...................      11,000,000         10,900,679
      LUBRIZOL CORP.
       6.620% 01/04/2000 ...................      13,000,000         12,990,438
       6.500% 01/11/2000 ...................      15,000,000         14,970,208
      MCGRAW-HILL COS.
       5.500% 02/04/2000 ...................       6,600,000          6,564,708
      MERRILL LYNCH & CO., INC.
       5.340% 02/08/2000 ...................      12,000,000         11,930,580
       5.930% 02/18/2000 ...................      17,500,000         17,358,751
       5.360% 02/29/2000 ...................      10,000,000          9,910,667
      METLIFE FUNDING, INC.
       5.840% 01/21/2000 ...................       6,300,000          6,278,538
       5.830% 01/27/2000 ...................      21,000,000         20,908,177
       5.810% 02/03/2000 ...................      11,000,000         10,939,641
      MONSANTO CO.
       5.930% 01/10/2000 ...................      11,000,000         10,981,881
       5.850% 02/23/2000 ...................      10,000,000          9,912,250
       5.790% 03/24/2000 ...................      17,000,000         16,770,330
      MORGAN JP & CO., INC.
       5.400% 01/18/2000 ...................      10,000,000          9,973,000
       6.020% 01/19/2000 ...................      10,000,000          9,968,228
       5.860% 02/28/2000 ...................      21,000,000         20,798,318
      MORGAN STANLEY DEAN WITTER & CO.
       6.030% 01/11/2000 ...................      11,000,000         10,979,732
       6.030% 01/13/2000 ...................      14,000,000         13,969,515
       6.060% 01/14/2000 ...................       9,500,000          9,477,612
       6.060% 01/24/2000 ...................       6,000,000          5,975,760
      MOTOROLA, INC.
       6.050% 03/22/2000 ...................      10,500,000         10,355,304
      NATIONAL RURAL UTILITIES
       COOPERATIVE FINANCE CORP.
       5.780% 01/25/2000 ...................      12,000,000         11,951,833
       5.840% 01/25/2000 ...................      15,000,000         14,939,167
       5.750% 02/18/2000 ...................      10,500,000         10,417,823
      NORWEST FINANCIAL, INC.
       6.020% 02/14/2000 ...................     $17,000,000    $    16,872,075
       5.920% 03/03/2000 ...................      12,000,000         11,875,680
      PACIFICORP
       5.670% 01/28/2000 ...................      10,000,000          9,955,900
       5.750% 02/07/2000 ...................      12,000,000         11,927,167
      PPG INDUSTRIES, INC.
       5.890% 01/14/2000 ...................      15,000,000         14,965,642
       5.880% 01/28/2000 ...................      10,000,000          9,954,267
      PRIVATE EXPORT FUNDING CORP.
       5.860% 02/25/2000 ...................      10,000,000          9,908,844
       6.000% 03/29/2000 ...................      13,000,000         12,807,167
      PRUDENTIAL FUNDING CORP.
       6.030% 01/12/2000 ...................      16,000,000         15,967,840
       5.850% 01/31/2000 ...................      11,000,000         10,944,588
       5.790% 04/05/2000 ...................      12,000,000         11,814,720
      ROCKWELL INT'L.
       5.750% 02/01/2000 ...................      11,000,000         10,943,778
      USAA CAPITAL CORP.
       6.200% 01/21/2000 ...................      10,500,000         10,462,025
      WELLS FARGO & CO.
       5.950% 01/07/2000 ...................      13,000,000         12,984,960
      WEYERHAUSER CO.
       6.400% 01/12/2000 ...................       9,000,000          8,980,800
                                                                  -------------

    TOTAL COMMERCIAL PAPER
      (COST $1,069,602,429) ................                      1,069,602,429
                                                                  -------------

REPURCHASE AGREEMENT (0.5%)
      J.P. MORGAN SECURITIES, INC.
       5.527% DATED 12/31/1999, DUE
       01/03/2000 IN THE AMOUNT OF
       $5,902,816. COLLATERALIZED BY U.S.
       TREASURY INFLATION INDEX NOTES
       3.375% TO 3.875%, DUE 01/15/2007 TO
       01/15/2009.
       (COST $5,900,136) ...................       5,900,136          5,900,136
                                                                  -------------

TOTAL INVESTMENTS (100.4%)
  (COST $1,169,732,677) ....................                      1,169,732,677

OTHER ASSETS LESS LIABILITIES (-0.4%) ......                         (4,443,265)
                                                                  -------------
NET ASSETS (100.0%) ........................                     $1,165,289,412
                                                                 --------------
                                                                 --------------

                 See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
COLUMBIA FUNDS
December 31, 1999


                                                                         COMMON                       INTERNATIONAL
                                                                          STOCK          GROWTH           STOCK          SPECIAL
                                                                          FUND            FUND            FUND             FUND
                                                                      -------------   --------------   ------------   ------------
ASSETS:
     Investments at cost ..........................................    $632,447,175   $1,393,398,680   $151,193,980   $600,061,598
     Investments at cost -- federal income tax purposes ...........    $634,761,523   $1,400,757,244   $151,199,742   $601,668,445
-------------------------------------------------------------------   -------------   --------------   ------------   ------------
     Investments at value .........................................    $963,499,662   $2,178,080,129   $239,375,088   $927,357,895
     Cash .........................................................              --               --         79,140             --
     Cash denominated in foreign currencies (cost $18,237) ........              --               --         18,202             --
     Receivable for:
         Investments sold .........................................       6,864,797        3,918,224             --      5,602,915
         Capital stock sold .......................................       1,756,096        2,200,630      1,010,498      1,299,131
         Interest .................................................         225,567          476,220         41,390        203,516
         Dividends ................................................         280,998          395,854        205,412        104,524
         Expense reimbursement ....................................              --               --             --             --
                                                                      -------------   --------------   ------------   ------------
     Total assets .................................................     972,627,120    2,185,071,057    240,729,730    934,567,981
                                                                      -------------   --------------   ------------   ------------

LIABILITIES:
     Payable for:
         Investments purchased ....................................       5,786,972        9,192,767             --     11,705,368
         Capital stock redeemed ...................................       5,831,955        6,168,560        738,272      1,896,705
         Dividends and distributions ..............................         394,177        7,471,957        246,518      1,716,199
         Investment management fees ...............................         476,932          961,927        186,948        658,229
         Accrued expenses .........................................         227,141          537,326        114,535        269,488
         Foreign capital gains tax ................................              --               --        220,538             --
                                                                      -------------   --------------   ------------   ------------
     Total liabilities ............................................      12,717,177       24,332,537      1,506,811     16,245,989
                                                                      -------------   --------------   ------------   ------------
NET ASSETS ........................................................    $959,909,943   $2,160,738,520   $239,222,919   $918,321,992
                                                                      -------------   --------------   ------------   ------------
NET ASSETS consist of:
     Paid-in capital ..............................................    $603,766,409   $1,307,169,087   $140,320,707   $483,906,950
     Undistributed net investment income ..........................              --               --             --             --
     Undistributed net realized gain (accumulated losses) from: ...
         Investment transactions ..................................      25,091,047       68,887,984     11,019,070    107,118,745
         Foreign currency transactions ............................              --               --        (73,111)            --
     Unrealized appreciation (depreciation) on: ...................
         Investments ..............................................     331,052,487      784,681,449     87,960,569    327,296,297
         Translation of other assets and liabilities in
           foreign currencies .....................................              --               --         (4,316)            --
                                                                      -------------   --------------   ------------   ------------
NET ASSETS ........................................................    $959,909,943   $2,160,738,520   $239,222,919   $918,321,992
                                                                      -------------   --------------   ------------   ------------
                                                                      -------------   --------------   ------------   ------------
SHARES OF CAPITAL STOCK OUTSTANDING ...............................      33,210,523       44,176,432     10,487,005     30,686,574
                                                                      -------------   --------------   ------------   ------------
                                                                      -------------   --------------   ------------   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..........          $28.90           $48.91         $22.81         $29.93
                                                                      -------------   --------------   ------------   ------------
                                                                      -------------   --------------   ------------   ------------

                                                                                                                            U.S.
                                                                                       REAL ESTATE                       GOVERNMENT
                                                                        SMALL CAP         EQUITY          BALANCED       SECURITIES
                                                                          FUND            FUND              FUND           FUND
                                                                      ------------     ------------   --------------   ------------
ASSETS:
     Investments at cost ..........................................   $192,989,896     $256,635,142     $841,936,827    $38,775,318
     Investments at cost -- federal income tax purposes ...........   $193,783,612     $253,378,092     $843,516,364    $38,935,916
-------------------------------------------------------------------   ------------     ------------   --------------   ------------
     Investments at value .........................................   $286,764,965     $243,383,504   $1,038,142,190    $38,510,972
     Cash .........................................................             --               --               --             --
     Cash denominated in foreign currencies (cost $18,237) ........             --               --               --             --
     Receivable for:
         Investments sold .........................................      3,314,765               --        4,629,557             --
         Capital stock sold .......................................      3,159,488        1,150,444          408,490         16,956
         Interest .................................................         62,466           35,828        5,635,681          9,359
         Dividends ................................................          5,935        2,099,691          206,378             --
         Expense reimbursement ....................................             --               --               --             --
                                                                      ------------     ------------   --------------   ------------
     Total assets .................................................    293,307,619      246,669,467    1,049,022,296     38,537,287
                                                                      ------------     ------------   --------------   ------------

LIABILITIES:
     Payable for:
         Investments purchased ....................................      1,737,250        3,307,913        1,996,671             --
         Capital stock redeemed ...................................        800,895        1,276,996        5,119,889        407,582
         Dividends and distributions ..............................         99,099          150,025          236,374          8,265
         Investment management fees ...............................        222,613          136,527          438,941         16,109
         Accrued expenses .........................................         73,773           82,268          290,582         33,480
         Foreign capital gains tax ................................             --               --               --             --
                                                                      ------------     ------------   --------------   ------------
     Total liabilities ............................................      2,933,630        4,953,729        8,082,457        465,436
                                                                      ------------     ------------   --------------   ------------
NET ASSETS ........................................................   $290,373,989     $241,715,738   $1,040,939,839    $38,071,851
                                                                      ------------     ------------   --------------   ------------
NET ASSETS consist of:
     Paid-in capital ..............................................   $177,710,759     $262,301,485     $824,580,205    $38,672,759
     Undistributed net investment income ..........................             --               --          299,287             --
     Undistributed net realized gain (accumulated losses) from: ...
         Investment transactions ..................................     18,888,161       (7,334,109)      19,854,984       (336,562)
         Foreign currency transactions ............................             --               --               --             --
     Unrealized appreciation (depreciation) on: ...................
         Investments ..............................................     93,775,069      (13,251,638)     196,205,363       (264,346)
         Translation of other assets and liabilities in
           foreign currencies .....................................             --               --               --             --
                                                                      ------------     ------------   --------------   ------------
NET ASSETS ........................................................   $290,373,989     $241,715,738   $1,040,939,839    $38,071,851
                                                                      ------------     ------------   --------------   ------------
                                                                      ------------     ------------   --------------   ------------
SHARES OF CAPITAL STOCK OUTSTANDING ...............................     10,650,762       16,590,328       42,111,104      4,643,555
                                                                      ------------     ------------   --------------   ------------
                                                                      ------------     ------------   --------------   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..........         $27.26           $14.57           $24.72          $8.20
                                                                      ------------     ------------   --------------   ------------
                                                                      ------------     ------------   --------------   ------------


                 See Accompanying Notes to Financial Statements


                                       72

                                                                          FIXED          NATIONAL        OREGON
                                                                          INCOME         MUNICIPAL      MUNICIPAL
                                                                        SECURITIES         BOND            BOND
                                                                          FUND             FUND            FUND
                                                                      -------------    ------------     ------------
ASSETS:
     Investments at cost ..........................................    $409,810,561     $10,529,896     $415,261,904
     Investments at cost -- federal income tax purposes ...........    $409,933,091     $10,529,896     $415,270,847
-------------------------------------------------------------------   -------------    ------------     ------------
     Investments at value .........................................    $396,090,926     $10,129,253     $405,891,130
     Cash .........................................................              --              --               --
     Cash denominated in foreign currencies (cost $18,237) ........              --              --               --
     Receivable for:
         Investments sold .........................................              --              --               --
         Capital stock sold .......................................         266,847          95,676          158,618
         Interest .................................................       4,906,563         156,064        5,233,453
         Dividends ................................................              --              --               --
         Expense reimbursement ....................................              --          30,437               --
                                                                      -------------    ------------     ------------
     Total assets .................................................     401,264,336      10,411,430      411,283,201
                                                                      -------------    ------------     ------------

LIABILITIES:
     Payable for:
         Investments purchased ....................................       3,054,494         245,476               --
         Capital stock redeemed ...................................         490,306              --          706,747
         Dividends and distributions ..............................         286,774           1,859          415,890
         Investment management fees ...............................         168,880           4,152          177,927
         Accrued expenses .........................................         116,928          25,021           64,096
         Foreign capital gains tax ................................              --              --               --
                                                                      -------------    ------------     ------------
     Total liabilities ............................................       4,117,382         276,508        1,364,660
                                                                      -------------    ------------     ------------
NET ASSETS ........................................................    $397,146,954     $10,134,922     $409,918,541
                                                                      -------------    ------------     ------------
NET ASSETS consist of:
     Paid-in capital ..............................................    $420,115,617     $10,539,803     $419,361,936
     Undistributed net investment income ..........................              --              --               --
     Undistributed net realized gain (accumulated losses) from: ...
         Investment transactions ..................................      (9,249,028)         (4,238)         (72,621)
         Foreign currency transactions ............................              --              --               --
     Unrealized appreciation (depreciation) on: ...................
         Investments ..............................................     (13,719,635)       (400,643)      (9,370,774)
         Translation of other assets and liabilities in
           foreign currencies .....................................              --              --               --
                                                                      -------------    ------------     ------------
NET ASSETS ........................................................    $397,146,954     $10,134,922     $409,918,541
                                                                      -------------    ------------     ------------
                                                                      -------------    ------------     ------------
SHARES OF CAPITAL STOCK OUTSTANDING ...............................      31,934,837       1,092,204       35,458,152
                                                                      -------------    ------------     ------------
                                                                      -------------    ------------     ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..........          $12.44           $9.28           $11.56
                                                                      -------------    ------------     ------------
                                                                      -------------    ------------     ------------


                                                                                         COLUMBIA
                                                                       HIGH YIELD      DAILY INCOME
                                                                         FUND             COMPANY
                                                                      ------------     --------------
ASSETS:
     Investments at cost ..........................................    $72,925,474     $1,169,732,677
     Investments at cost -- federal income tax purposes ...........    $72,965,787     $1,169,732,677
-------------------------------------------------------------------   ------------     --------------
     Investments at value .........................................    $70,456,577     $1,169,732,677
     Cash .........................................................             --          4,000,000
     Cash denominated in foreign currencies (cost $18,237) ........             --                 --
     Receivable for:
         Investments sold .........................................             --                 --
         Capital stock sold .......................................         88,271          4,300,743
         Interest .................................................      1,400,780            244,960
         Dividends ................................................             --                 --
         Expense reimbursement ....................................             --                 --
                                                                      ------------     --------------
     Total assets .................................................     71,945,628      1,178,278,380
                                                                      ------------     --------------

LIABILITIES:
     Payable for:
         Investments purchased ....................................             --                 --
         Capital stock redeemed ...................................        135,064         11,998,110
         Dividends and distributions ..............................         52,566             51,023
         Investment management fees ...............................         37,647            460,118
         Accrued expenses .........................................         42,524            479,717
         Foreign capital gains tax ................................             --                 --
                                                                      ------------     --------------
     Total liabilities ............................................        267,801         12,988,968
                                                                      ------------     --------------
NET ASSETS ........................................................    $71,677,827     $1,165,289,412
                                                                      ------------     --------------
NET ASSETS consist of:
     Paid-in capital ..............................................    $75,272,815     $1,165,289,412
     Undistributed net investment income ..........................             --                 --
     Undistributed net realized gain (accumulated losses) from: ...
         Investment transactions ..................................     (1,126,091)                --
         Foreign currency transactions ............................             --                 --
     Unrealized appreciation (depreciation) on: ...................
         Investments ..............................................     (2,468,897)                --
         Translation of other assets and liabilities in
           foreign currencies .....................................             --                 --
                                                                      ------------     --------------
NET ASSETS ........................................................    $71,677,827     $1,165,289,412
                                                                      ------------     --------------
                                                                      ------------     --------------
SHARES OF CAPITAL STOCK OUTSTANDING ...............................      7,690,495      1,165,289,412
                                                                      ------------     --------------
                                                                      ------------     --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..........          $9.32              $1.00
                                                                      ------------     --------------
                                                                      ------------     --------------

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------
COLUMBIA FUNDS
For the year ended December 31, 1999

                                                                          COMMON                   INTERNATIONAL
                                                                           STOCK      GROWTH           STOCK          SPECIAL
                                                                           FUND        FUND             FUND            FUND
                                                                       -----------   -----------    -----------      -----------
NET INVESTMENT INCOME:
     Income:
         Interest .................................................     $1,471,507    $1,765,725       $552,790       $1,641,320
         Dividends ................................................      5,954,726     9,512,389      1,405,332        1,867,507
         Foreign withholding tax on dividend income ...............             --            --      (157,950)               --
                                                                       -----------   -----------    -----------      -----------
              Total income ........................................      7,426,233    11,278,114      1,800,172        3,508,827
                                                                       -----------   -----------    -----------      -----------
     Expenses:
         Investment management fees ...............................      5,181,352    10,562,644      1,592,405        7,081,977
         Transfer agent fees and expense ..........................        807,328     1,384,392        474,023          904,070
         Postage, printing, and other .............................        205,275       258,576         93,996          231,084
         Shareholder servicing fees ...............................        299,349       102,027          5,263          143,430
         Custodian fees ...........................................         58,326       110,507        129,329           55,232
         Legal, insurance, and audit fees .........................         45,095        58,513         40,376           47,624
         Registration and filing fees .............................         25,729        75,950         22,885           25,219
         Directors fees ...........................................          7,918        17,852          1,440            7,251
                                                                       -----------   -----------    -----------      -----------
              Total expenses ......................................      6,630,372    12,570,461      2,359,717        8,495,887
         Fees paid indirectly/expense reimbursements ..............         (3,080)       (5,901)        (2,232)          (6,715)
                                                                       -----------   -----------    -----------      -----------
              Net expenses ........................................      6,627,292    12,564,560      2,357,485        8,489,172
                                                                       -----------   -----------    -----------      -----------
     Net investment income (loss) .................................        798,941    (1,286,446)      (557,313)      (4,980,345)
                                                                       -----------   -----------    -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
     Net realized gain (loss) from:
     Investment transactions ......................................     97,974,252   293,681,987     31,646,061      202,258,383
     Foreign currency transactions ................................             --            --       (447,670)              --
                                                                       -----------   -----------    -----------      -----------
         Net realized gain (loss) .................................     97,974,252   293,681,987     31,198,391      202,258,383
                                                                       -----------   -----------    -----------      -----------
     Change in net unrealized appreciation or depreciation on:
         Investments ..............................................    103,218,921   158,791,288     53,446,643       38,703,738
         Translation of assets and liabilities in foreign currencies            --            --        (8,562)               --
                                                                       -----------   -----------    -----------      -----------
          Change in net unrealized appreciation or depreciation        103,218,921   158,791,288     53,438,081       38,703,738
                                                                       -----------   -----------    -----------      -----------
           Net realized and unrealized gain (loss) on investments..    201,193,173   452,473,275     84,636,472      240,962,121
                                                                       -----------   -----------    -----------      -----------
NET INCREASE (DECREASE) RESULTING FROM
OPERATIONS ........................................................   $201,992,114  $451,186,829    $84,079,159     $235,981,776
                                                                       -----------   -----------    -----------      -----------
                                                                       -----------   -----------    -----------      -----------



                                                                                            REAL ESTATE
                                                                         SMALL CAP            EQUITY             BALANCED
                                                                            FUND               FUND                FUND
                                                                       ------------         -----------        ------------
NET INVESTMENT INCOME:
     Income:
         Interest .................................................        $653,322            $726,543         $32,047,190
         Dividends ................................................         143,304          13,023,948           3,737,035
         Foreign withholding tax on dividend income ...............              --                  --                  --
                                                                       ------------         -----------        ------------
              Total income ........................................         796,626          13,750,491          35,784,225
                                                                       ------------         -----------        ------------
     Expenses:
         Investment management fees ...............................       1,745,238           1,549,192           5,094,253
         Transfer agent fees and expense ..........................         308,568             231,345             900,945
         Postage, printing, and other .............................          37,584              30,917             234,837
         Shareholder servicing fees ...............................          51,870             124,792             317,884
         Custodian fees ...........................................          48,157              24,129              70,056
         Legal, insurance, and audit fees .........................          37,212              30,677              51,236
         Registration and filing fees .............................          32,352              58,920              29,626
         Directors fees ...........................................           1,578               1,903               9,468
                                                                       ------------         -----------        ------------
              Total expenses ......................................       2,262,559           2,051,875           6,708,305
         Fees paid indirectly/expense reimbursements ..............          (3,189)             (2,826)             (4,226)
                                                                       ------------         -----------        ------------
              Net expenses ........................................       2,259,370           2,049,049           6,704,079
                                                                       ------------         -----------        ------------
     Net investment income (loss) .................................      (1,462,744)         11,701,442          29,080,146
                                                                       ------------         -----------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
     Net realized gain (loss) from:
     Investment transactions ......................................      35,579,689          (7,830,003)         58,919,954
     Foreign currency transactions ................................              --                  --                  --
                                                                       ------------         -----------        ------------
         Net realized gain (loss) .................................      35,579,689          (7,830,003)         58,919,954
                                                                       ------------         -----------        ------------
     Change in net unrealized appreciation or depreciation on:
         Investments ..............................................      68,026,459        (10,932,476)          33,437,705
         Translation of assets and liabilities in foreign currencies             --                  --                  --
                                                                       ------------         -----------        ------------
              Change in net unrealized appreciation or depreciation      68,026,459        (10,932,476)          33,437,705
                                                                         ----------         -----------        ------------
           Net realized and unrealized gain (loss) on investments..     103,606,148        (18,762,479)          92,357,659
                                                                       ------------         -----------        ------------
NET INCREASE (DECREASE) RESULTING FROM
OPERATIONS ........................................................    $102,143,404        ($7,061,037)        $121,437,805
                                                                       ------------         -----------        ------------
                                                                       ------------         -----------        ------------


                 See Accompanying Notes to Financial Statements


                                       74

                                                                              U.S.               FIXED            NATIONAL
                                                                           GOVERNMENT           INCOME           MUNICIPAL
                                                                          SECURITIES           SECURITIES           BOND
                                                                             FUND                FUND               FUND
                                                                          -----------         -----------        ---------
NET INVESTMENT INCOME:
     Income:
         Interest .................................................        $1,917,826         $28,093,930         $263,208
         Dividends ................................................                --                  --               --
         Foreign withholding tax on dividend income ...............                --                  --               --
                                                                          -----------         -----------        ---------
              Total income ........................................         1,917,826          28,093,930          263,208
                                                                          -----------         -----------        ---------
     Expenses:
         Investment management fees ...............................           194,635           2,105,357           27,095
         Transfer agent fees and expense ..........................            98,723             373,761           27,113
         Postage, printing, and other .............................            21,641              71,275            6,224
         Shareholder servicing fees ...............................             1,145              47,601               --
         Custodian fees ...........................................             4,100              35,437            2,079
         Legal, insurance, and audit fees .........................            24,771              39,759           23,085
         Registration and filing fees .............................             9,040              26,678            7,583
         Directors fees ...........................................               365               3,944               50
                                                                          -----------         -----------        ---------
              Total expenses ......................................           354,420           2,703,812           93,229
         Fees paid indirectly/expense reimbursements ..............            (1,118)             (3,885)         (58,005)
                                                                          -----------         -----------        ---------
              Net expenses ........................................           353,302           2,699,927           35,224
                                                                          -----------         -----------        ---------
     Net investment income (loss) .................................         1,564,524          25,394,003          227,984
                                                                          -----------         -----------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
     Net realized gain (loss) from:
     Investment transactions ......................................          (336,562)         (9,249,028)          (4,238)
     Foreign currency transactions ................................                --                  --               --
                                                                          -----------         -----------        ---------
         Net realized gain (loss) .................................          (336,562)         (9,249,028)          (4,238)
                                                                          -----------         -----------        ---------
     Change in net unrealized appreciation or depreciation on:
         Investments ..............................................          (537,091)        (23,036,495)        (400,643)
         Translation of assets and liabilities in foreign currencies               --                  --               --
                                                                          -----------         -----------        ---------
              Change in net unrealized appreciation or depreciation          (537,091)        (23,036,495)        (400,643)
                                                                          -----------         -----------        ---------
           Net realized and unrealized gain (loss) on investments..          (873,653)        (32,285,523)        (404,881)
                                                                          -----------         -----------        ---------
NET INCREASE (DECREASE) RESULTING FROM
OPERATIONS ........................................................          $690,871        ($6,891,520)       ($176,897)
                                                                          -----------         -----------        ---------
                                                                          -----------         -----------        ---------



                                                                              OREGON
                                                                             MUNICIPAL                         COLUMBIA
                                                                               BOND          HIGH YIELD      DAILY INCOME
                                                                               FUND            FUND             COMPANY
                                                                          ------------     -----------       ------------
NET INVESTMENT INCOME:
     Income:
         Interest .................................................        $23,417,844      $5,824,281        $58,656,221
         Dividends ................................................                 --              --                 --
         Foreign withholding tax on dividend income ...............                 --              --                 --
                                                                          ------------     -----------       ------------
              Total income ........................................         23,417,844       5,824,281         58,656,221
                                                                          ------------     -----------       ------------
     Expenses:
         Investment management fees ...............................          2,246,866         405,284          5,232,688
         Transfer agent fees and expense ..........................            171,378         106,273            972,451
         Postage, printing, and other .............................             75,429          23,590            363,493
         Shareholder servicing fees ...............................              9,933          19,230                 --
         Custodian fees ...........................................             23,915          11,002            454,084
         Legal, insurance, and audit fees .........................             43,424          27,200             49,122
         Registration and filing fees .............................              5,675          22,893             36,599
         Directors fees ...........................................              4,224             625             10,382
                                                                          ------------     -----------       ------------
              Total expenses ......................................          2,580,844         616,097          7,118,819
         Fees paid indirectly/expense reimbursements ..............             (1,199)         (2,346)           (80,128)
                                                                          ------------     -----------       ------------
              Net expenses ........................................          2,579,645         613,751          7,038,691
                                                                          ------------     -----------       ------------
     Net investment income (loss) .................................         20,838,199       5,210,530         51,617,530
                                                                          ------------     -----------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
     Net realized gain (loss) from:
     Investment transactions ......................................            583,400      (1,090,679)                --
     Foreign currency transactions ................................                 --              --                 --
                                                                          ------------     -----------       ------------
         Net realized gain (loss) .................................            583,400      (1,090,679)                --
                                                                          ------------     -----------       ------------
     Change in net unrealized appreciation or depreciation on:
         Investments ..............................................        (33,170,458)     (2,631,537)                --
         Translation of assets and liabilities in foreign currencies                --              --                 --
                                                                          ------------     -----------       ------------
              Change in net unrealized appreciation or depreciation        (33,170,458)     (2,631,537)                 -
                                                                          ------------     -----------       ------------
           Net realized and unrealized gain (loss) on investments..        (32,587,058)     (3,722,216)                --
                                                                          ------------     -----------       ------------
NET INCREASE (DECREASE) RESULTING FROM
OPERATIONS ........................................................      ($11,748,859)      $1,488,314        $51,617,530
                                                                          ------------     -----------       ------------
                                                                          ------------     -----------       ------------

                 See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
COLUMBIA FUNDS
For the years ended December 31,

                                                                            COMMON STOCK FUND                  GROWTH FUND
                                                                       ---------------------------- -------------------------------
                                                                             1999           1998           1999            1998
                                                                       -------------  ------------- --------------  ---------------
     Operations:
         Net investment income (loss) ...............................   $    798,941   $  4,672,736 $   (1,286,446) $     3,156,064
         Net realized gain (loss) from:
              Investment transactions ...............................     97,974,252     89,973,443    293,681,987       77,263,496
              Foreign currency transactions .........................             --             --             --               --
         Change in net unrealized appreciation or depreciation on:
              Investments ...........................................    103,218,921     89,964,455    158,791,288      322,622,139
              Translation of assets and liabilities in foreign
                 currencies .........................................             --             --             --               --
                                                                       -------------  ------------- --------------  ---------------

         Net increase (decrease) resulting from operations ..........    201,992,114    184,610,634    451,186,829      403,041,699
     Distributions to shareholders:
         From net investment income .................................       (954,346)    (4,552,680)       (31,399)      (3,081,14)
         In excess of net investment income .........................             --        (69,472)            --         (50,967)
         From net realized gain from investment transactions and
            foreign currency transactions ...........................    (54,980,735)   (91,091,522)  (188,737,105)    (79,945,012)
         In excess of net realized gain from investment transactions              --     (4,001,636)            --      (5,463,435)
         From return of capital .....................................             --             --             --               --
     Net capital share transactions .................................     16,706,345    (71,654,578)   145,296,654      113,604,981
                                                                       -------------  ------------- --------------  ---------------
Net increase (decrease) in net assets ...............................    162,763,378     13,240,746    407,714,979      428,105,852
NET ASSETS:
     Beginning of year ..............................................    797,146,565    783,905,819  1,753,023,541    1,324,917,689
                                                                       -------------  ------------- --------------  ---------------
     End of year ....................................................  $ 959,909,943  $ 797,146,565 $2,160,738,520  $ 1,753,023,541
                                                                       -------------  ------------- --------------  ---------------
                                                                       -------------  ------------- --------------  ---------------
Undistributed net investment income at end of year ..................  $          --  $     155,405 $           --  $        31,399
                                                                       -------------  ------------- --------------  ---------------
                                                                       -------------  ------------- --------------  ---------------

                                                                                                                       NATIONAL
                                                                    U.S. GOVERNMENT             FIXED INCOME           MUNICIPAL
                                                                    SECURITIES FUND            SECURITIES FUND         BOND FUND
                                                               ------------------------  --------------------------- -------------
                                                                  1999          1998          1999         1998           1999 (*)
                                                               -----------  -----------  -------------  ------------ ------------
Operations:
    Net investment income ...................................   $1,564,524   $1,773,959    $25,394,003   $25,231,753     $227,984
    Net realized gain (loss) from investment transactions ...     (336,562)     463,379     (9,249,028)    4,181,058       (4,238)
    Change in net unrealized appreciation or depreciation
         on investments .....................................     (537,091)     181,795    (23,036,495)     (283,034)    (400,643)
                                                               -----------  -----------  -------------  ------------ ------------
    Net increase (decrease) resulting from operations .......      690,871    2,419,133     (6,891,520)   29,129,777     (176,897)
  Distributions to shareholders:
    From net investment income ..............................   (1,564,524)  (1,773,959)   (25,394,003)  (25,231,753)    (227,984)
    In excess of net investment income ......................           --           --             --            --           --
         From net realized gain from investment transactions       (21,399)    (192,702)      (123,381)   (4,065,757)          --
  Net capital share transactions ............................  (1,610,963)    2,288,719      7,225,727    41,165,110   10,539,803
                                                               -----------  -----------  -------------  ------------ ------------
Net increase (decrease) in net assets .......................  (2,506,015)    2,741,191    (25,183,177)   40,997,377   10,134,922
NET ASSETS:
    Beginning of year .......................................   40,577,866   37,836,675    422,330,131   381,332,754           --
                                                               -----------  -----------  -------------  ------------ ------------
    End of year .............................................  $38,071,851  $40,577,866   $397,146,954  $422,330,131  $10,134,922
                                                               -----------  -----------  -------------  ------------ ------------
                                                               -----------  -----------  -------------  ------------ ------------


                 See Accompanying Notes to Financial Statements


                                       76


                                                                          INTERNATIONAL STOCK FUND            SPECIAL FUND
                                                                        --------------------------   ----------------------------
                                                                            1999          1998           1999            1998
                                                                       -------------  ------------   -------------  -------------
     Operations:
         Net investment income (loss) ...............................  $    (557,313) $   (22,112)   $  (4,980,345)  $   (927,264)
         Net realized gain (loss) from:
              Investment transactions ...............................     31,646,061   (1,586,408)     202,258,383       (544,655)
              Foreign currency transactions .........................       (447,670)  (1,099,734)              --             --
         Change in net unrealized appreciation or depreciation on:
              Investments ...........................................     53,446,643   19,606,801       38,703,738    150,392,854
              Translation of assets and liabilities in foreign
                 currencies .........................................         (8,562)    (120,200)              --             --
                                                                       ------------- ------------    -------------  -------------

         Net increase (decrease) resulting from operations ..........     84,079,159   16,778,347      235,981,776    148,920,935
     Distributions to shareholders:
         From net investment income .................................             --           --               --       (254,898)
         In excess of net investment income .........................             --           --               --       (230,229)
         From net realized gain from investment transactions and
            foreign currency transactions ...........................    (15,581,514)     (65,195)     (64,905,812)            --
         In excess of net realized gain from investment transactions              --           --               --             --
         From return of capital .....................................             --           --               --             --
     Net capital share transactions .................................     36,532,274  (28,800,687)    (222,112,863)  (428,794,714)
                                                                       ------------- ------------    -------------  -------------
Net increase (decrease) in net assets ...............................    105,029,919  (12,087,535)     (51,036,899)  (280,358,906)
NET ASSETS:
     Beginning of year ..............................................    134,193,000  146,280,535      969,358,891  1,249,717,797
                                                                       ------------- ------------    -------------  -------------
     End of year ....................................................  $ 239,222,919 $134,193,000    $ 918,321,992  $ 969,358,891
                                                                       ------------- ------------    -------------  -------------
                                                                       ------------- ------------    -------------  -------------
Undistributed net investment income at end of year ..................  $          -- $         --    $          --  $          --
                                                                       ------------- ------------    -------------  -------------
                                                                       ------------- ------------    -------------  -------------


                                                                            OREGON MUNICIPAL
                                                                               BOND FUND                     HIGH YIELD FUND
                                                                    ------------------------------     --------------------------
                                                                         1999            1998             1999           1998
                                                                    -------------    ------------     ------------  ------------
Operations:
    Net investment income ...................................         $20,838,199     $19,830,150       $5,210,530    $3,697,029
    Net realized gain (loss) from investment transactions ...             583,400       3,856,207       (1,090,679)      277,970
    Change in net unrealized appreciation or depreciation
         on investments .....................................         (33,170,458)       (263,686)      (2,631,537)     (968,024)
                                                                    -------------    ------------     ------------  ------------
    Net increase (decrease) resulting from operations .......         (11,748,859)     23,422,671        1,488,314     3,006,975
  Distributions to shareholders:
    From net investment income ..............................         (20,838,199)    (19,830,150)      (5,210,530)   (3,697,029)
    In excess of net investment income ......................                  --         (10,701)              --            --
         From net realized gain from investment transactions             (664,050)     (4,149,947)         (53,874)     (290,221)
  Net capital share transactions ............................         (19,639,074)     54,228,675       17,930,084    19,225,699
                                                                    -------------    ------------     ------------  ------------
Net increase (decrease) in net assets .......................         (52,890,182)     53,660,548       14,153,994    18,245,424
NET ASSETS:
    Beginning of year .......................................         462,808,723     409,148,175       57,523,833    39,278,409
                                                                    -------------    ------------     ------------  ------------
    End of year .............................................        $409,918,541    $462,808,723      $71,677,827   $57,523,833
                                                                    -------------    ------------     ------------  ------------
                                                                    -------------    ------------     ------------  ------------


                                                                             SMALL CAP FUND             REAL ESTATE EQUITY FUND
                                                                       ---------------------------  -------------------------------
                                                                          1999           1998             1999             1998
                                                                       ------------  -------------  --------------   --------------
     Operations:
         Net investment income (loss) ...............................  $ (1,462,744) $    (840,887) $    11,701,442  $    7,511,435
         Net realized gain (loss) from:
              Investment transactions ...............................    35,579,689    (10,185,536)     (7,830,003)        (225,330)
              Foreign currency transactions .........................            --             --              --               --
         Change in net unrealized appreciation or depreciation on:
              Investments ...........................................    68,026,459     16,364,251     (10,932,476)     (29,435,976)
              Translation of assets and liabilities in foreign
                 currencies .........................................            --             --              --               --
                                                                       ------------  -------------  --------------   --------------

         Net increase (decrease) resulting from operations ..........   102,143,404      5,337,828     (7,061,037)      (22,149,871)
     Distributions to shareholders:
         From net investment income .................................            --             --    (10,095,164)       (6,572,683)
         In excess of net investment income .........................            --        (12,878)             --           (2,387)
         From net realized gain from investment transactions and
            foreign currency transactions ...........................    (4,983,750)            --              --               --
         In excess of net realized gain from investment transactions             --             --              --               --
         From return of capital .....................................            --             --      (1,606,278)        (940,385)
     Net capital share transactions .................................    32,742,128     58,715,948      96,305,863       42,283,240
                                                                       ------------  -------------  --------------   --------------
Net increase (decrease) in net assets ...............................   129,901,782     64,040,898      77,543,384       12,617,914
NET ASSETS:
     Beginning of year ..............................................   160,472,207     96,431,309     164,172,354      151,554,440
                                                                       ------------  -------------  --------------   --------------
     End of year ....................................................  $290,373,989  $ 160,472,207  $  241,715,738   $  164,172,354
                                                                       ------------  -------------  --------------   --------------
                                                                       ------------  -------------  --------------   --------------
Undistributed net investment income at end of year ..................  $         --  $          --  $           --   $           --
                                                                       ------------  -------------  --------------   --------------
                                                                       ------------  -------------  --------------   --------------


                                                                                   COLUMBIA DAILY
                                                                                    INCOME COMPANY
                                                                    -------------------------------------
                                                                          1999                    1998
                                                                    ---------------       ---------------
Operations:
    Net investment income ...................................           $51,617,530           $52,842,216
    Net realized gain (loss) from investment transactions ...                    --                    --
    Change in net unrealized appreciation or depreciation
         on investments .....................................                    --                    --
                                                                    ---------------       ---------------
    Net increase (decrease) resulting from operations .......            51,617,530            52,842,216
  Distributions to shareholders:
    From net investment income ..............................           (51,617,530)          (52,842,216)
    In excess of net investment income ......................                    --                    --
         From net realized gain from investment transactions                     --                    --
  Net capital share transactions ............................            56,148,201           (59,954,357)
                                                                    ---------------       ---------------
Net increase (decrease) in net assets .......................            56,148,201           (59,954,357)
NET ASSETS:
    Beginning of year .......................................         1,109,141,211         1,169,095,568
                                                                    ---------------       ---------------
    End of year .............................................        $1,165,289,412        $1,109,141,211
                                                                    ---------------       ---------------
                                                                    ---------------       ---------------


                                                                               BALANCED FUND
                                                                        ---------------------------------
                                                                              1999                1998
                                                                        --------------      -------------
     Operations:
         Net investment income (loss) ...............................    $  29,080,146       $  28,903,882
         Net realized gain (loss) from:
              Investment transactions ...............................       58,919,954          65,831,341
              Foreign currency transactions .........................               --                  --
         Change in net unrealized appreciation or depreciation on:
              Investments ...........................................       33,437,705          68,447,300
              Translation of assets and liabilities in foreign
                 currencies .........................................               --                  --
                                                                        --------------      --------------

         Net increase (decrease) resulting from operations ..........      121,437,805         163,182,523
     Distributions to shareholders:
         From net investment income .................................      (28,986,708)        (28,733,052)
         In excess of net investment income .........................               --                  --
         From net realized gain from investment transactions and
            foreign currency transactions ...........................      (27,016,924)        (66,826,702)
         In excess of net realized gain from investment transactions                --          (1,501,528)
         From return of capital .....................................               --                  --
     Net capital share transactions .................................          124,908         116,881,261
                                                                        --------------      --------------
Net increase (decrease) in net assets ...............................       65,559,081         183,002,502
NET ASSETS:
     Beginning of year ..............................................      975,380,758         792,378,256
                                                                        --------------      --------------
     End of year ....................................................   $1,040,939,839      $  975,380,758
                                                                        --------------      --------------
                                                                        --------------      --------------
Undistributed net investment income at end of year ..................   $      299,287      $      205,849
                                                                        --------------      --------------
                                                                        --------------      --------------


                 See Accompanying Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    -- 1. SIGNIFICANT ACCOUNTING POLICIES --

The Columbia Funds (the "Funds") consist of the following:

      Columbia Common Stock Fund, Inc.
      Columbia Growth Fund, Inc.
      Columbia International Stock Fund, Inc.
      Columbia Special Fund, Inc.
      Columbia Small Cap Fund, Inc.
      Columbia Real Estate Equity Fund, Inc.
      Columbia Balanced Fund, Inc.
      Columbia U.S. Government Securities Fund, Inc.
      Columbia Fixed Income Securities Fund, Inc.
      Columbia National Municipal Bond Fund, Inc.
      Columbia Oregon Municipal Bond Fund, Inc.
      Columbia High Yield Fund, Inc.
      Columbia Daily Income Company

All Funds are open-end investment companies registered under the Investment Company Act of 1940, as amended, and are diversified except the Oregon Municipal Bond Fund, which is non-diversified.

Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which are consistently followed by each Fund in the preparation of its financial statements.

INVESTMENT VALUATION. Equity securities are valued based on the last sales prices reported by the principal securities exchanges on which the investments are traded or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Fixed income securities are valued based on market value as quoted by dealers who are market makers in these securities or by independent pricing services. Market values for fixed income securities, except for municipal securities, are based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Market value for municipal securities is based on bid prices. Investment securities with less than 60 days to maturity when purchased and all securities held by Columbia Daily Income Company are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Directors of each Fund.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward-delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate liquid assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

INVESTMENT INCOME AND EXPENSES. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts or accretion of premiums. Expenses are recorded on the accrual basis and each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of all Funds. Expenses for "fees paid indirectly" reflect earnings credits on uninvested cash balances used to reduce the Fund's custodian charges.

FORWARD CURRENCY EXCHANGE CONTRACTS. Certain Funds may enter into forward currency contracts in connection

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    -- 1. SIGNIFICANT ACCOUNTING POLICIES --
                                   CONTINUED

with planned purchases or sales of securities or to hedge the U.S. dollar value of that Fund's portfolio securities denominated in a foreign currency. Contracts are valued at the prevailing forward exchange rate of the underlying currencies. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in the net realized gains or losses from foreign currency transactions. Fluctuations in the value of forward currency contracts are recorded for financial reporting purposes as unrealized gains or losses. A Fund could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the corresponding change (resulting from a change in exchange rates) in value of the securities denominated in that currency. During the year ended December 31, 1999, the Funds did not enter into any such forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the International Stock Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the funds are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices on investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

USE OF ESTIMATES. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income of the Common Stock, Real Estate Equity and Balanced Funds are declared and paid quarterly. Dividends from net investment income of the Growth, International Stock, Special, and Small Cap Funds are declared and paid annually. Dividends from net investment income of the U.S. Government Securities, Fixed Income Securities, National Municipal Bond, Oregon Municipal Bond, and High Yield Funds are declared daily and paid monthly. Dividends from net investment income of the Columbia Daily Income Company are declared and paid daily. Distributions from any net realized gains are generally declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. A portion of the dividends paid to shareholders in the Real Estate Equity Fund include return of capital received from Real Estate Investment Trust securities held in the Fund's portfolio. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Directors in accordance with federal income tax regulations.

FEDERAL INCOME TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    -- 1. SIGNIFICANT ACCOUNTING POLICIES --
                                   CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales, passive foreign investment companies (PFIC), post-October losses, and non-taxable dividends. For the year ended December 31, 1999, the Common Stock, Growth, International Stock, Special, and Balanced Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As of December 31, 1999, the Real Estate Equity, U.S. Government Securities, Fixed Income Securities, National Municipal Bond, and High Yield Funds had $4,833,568, $7,041, $6,446,288, $4,238, and $1,036,178, respectively, in capital loss carryovers available to offset future capital gains distributions. These capital loss carryovers expire in the year 2007. Also, the Real Estate Equity, U.S. Government Securities, Fixed Income Securities, Oregon Municipal Bond, and High Yield Funds had $2,270,349, $168,923, $2,680,210, $62,999, and $49,600,
respectively, in post-October losses that are deferred to January 1, 2000. During the year ended December 31, 1999, the International Stock, Special, and Small Cap Funds utilized $1,410,029, $1,021,462, and $9,350,313, respectively, in capital loss carryovers from prior years.

During the year ended December 31, 1999, the following distributions were designated as long-term gains: Common Stock Fund--$47,329,900, Growth Fund--$164,345,847, International Stock Fund--$15,671,563, Special Fund--$72,890,550, Balanced Fund--$21,667,447, and Oregon Municipal Bond Fund--$607,603.

FOREIGN CAPITAL GAINS TAXES. Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 30%. The Funds provide for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

AFFILIATED ISSUERS. Under the Investment Company Act of 1940, as amended, an issuer is an "affiliated issuer" of a Fund if the Fund holds 5% or more of that issuer's outstanding voting securities or is held under common control. As of December 31, 1999, the Funds did not hold any investments in such affiliated issuers. The Special Fund, as of December 31, 1998, held the following affiliated issuers which were subsequently sold during the year ended December 31, 1999: 800,000 shares of Abercrombie & Fitch Co., 1,240,000 shares of AnnTaylor Stores Corp., 500,000 shares of Resmed, Inc., and 860,000 shares of Vans, Inc. During the year ended December 31, 1999, there were no further purchases or additions of affiliated issuers.

OTHER. The High Yield Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. As of December 31, 1999, 8% of the Fund's debt securities were rated Baa, 53% were rated Ba, 37% were rated B, and 1% were rated Caa, as rated by Moody's Investors Service, Inc.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            -- 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES --

The amounts of fees and expenses described below are shown on each Fund's statement of operations.

Columbia Funds Management Company (CFMC) manages each Fund and Columbia Trust Company (CTC) is the Funds' transfer and shareholder servicing agent. CFMC and CTC are wholly-owned subsidiaries of Fleet Boston Corporation, a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees were paid by each Fund to CFMC. The fees are based on the following annual rates of average daily net assets:


                                         FEES ON         FEES ON          FEES ON         FEES ON
                                       NET ASSETS      NET ASSETS       NET ASSETS      NET ASSETS
                                         FIRST            NEXT             NEXT          EXCEEDING
                                      $200 MILLION    $300 MILLION     $500 MILLION     $1 BILLION
                                     --------------  --------------   --------------   ------------
Common Stock Fund ...............      0.60 of 1%      0.60 of 1%       0.60 of 1%      0.60 of 1%
Growth Fund .....................      0.75 of 1%      0.625 of 1%      0.50 of 1%      0.50 of 1%
International Stock Fund ........      1.00 of 1%      1.00 of 1%       1.00 of 1%      1.00 of 1%
Special Fund ....................      1.00 of 1%      1.00 of 1%       0.75 of 1%      0.75 of 1%
Small Cap Fund ..................      1.00 of 1%      1.00 of 1%       1.00 of 1%      1.00 of 1%
Real Estate Equity Fund .........      0.75 of 1%      0.75 of 1%       0.75 of 1%      0.75 of 1%
Balanced Fund ...................      0.50 of 1%      0.50 of 1%       0.50 of 1%      0.50 of 1%
U.S. Government Securities Fund..      0.50 of 1%      0.50 of 1%       0.50 of 1%      0.50 of 1%
Fixed Income Securities Fund ....      0.50 of 1%      0.50 of 1%       0.50 of 1%      0.50 of 1%
National Municipal Bond Fund ....      0.50 of 1%      0.50 of 1%       0.50 of 1%      0.50 of 1%
Oregon Municipal Bond Fund ......      0.50 of 1%      0.50 of 1%       0.50 of 1%      0.50 of 1%
High Yield Fund .................      0.60 of 1%      0.60 of 1%       0.60 of 1%      0.60 of 1%
Columbia Daily Income Company ...      0.50 of 1%      0.50 of 1%       0.45 of 1%      0.40 of 1%

Directors' fees and expenses were paid directly by each Fund to directors having no affiliation with the Funds other than in their capacity as directors. Other officers and directors received no compensation from the Funds.

Transfer agent fees were paid by each Fund to CTC for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The Funds also reimburse CTC for certain direct shareholder servicing and accounting costs.

For the year ended December 31, 1999, CFMC contractually agreed to reimburse expenses in excess of 0.65% of 1% for the National Municipal Bond Fund.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                        -- 3. INVESTMENT TRANSACTIONS --

Aggregate purchases, sales and maturities, net realized gain (loss) and unrealized appreciation (depreciation) of investments, excluding short-term investments, as of and for the year ended December 31, 1999, were as follows:

                                                          COMMON                      INTERNATIONAL
                                                          STOCK           GROWTH          STOCK          SPECIAL        SMALL CAP
                                                           FUND            FUND            FUND           FUND             FUND
                                                       ------------   --------------   ------------   --------------   ------------
PURCHASES:
  Investment securities other
    than U.S. Government obligations..........         $807,253,170   $2,243,717,335   $145,006,605   $1,018,386,841   $326,425,718
  U.S. Government obligations.................                   --               --             --               --             --
                                                       ------------   --------------   ------------   --------------   ------------
    Total purchases...........................         $807,253,170   $2,243,717,335   $145,006,605   $1,018,386,841   $326,425,718
                                                       ------------   --------------   ------------   --------------   ------------
                                                       ------------   --------------   ------------   --------------   ------------

SALES AND MATURITIES:
  Investment securities other
    than U.S. Government obligations..........         $864,305,178   $2,344,196,623   $138,035,706   $1,314,583,624   $310,879,324
  U.S. Government obligations.................                   --               --             --               --             --
                                                       ------------   --------------   ------------   --------------   ------------
    Total sales and maturities................         $864,305,178   $2,344,196,623   $138,035,706   $1,314,583,624   $310,879,324
                                                       ------------   --------------   ------------   --------------   ------------
                                                       ------------   --------------   ------------   --------------   ------------

NET REALIZED GAIN (LOSS):
  Investment securities other
    than U.S. Government obligations..........         $ 97,974,252   $  293,681,987   $ 31,646,061   $  202,258,383   $ 35,579,689
  U.S. Government obligations.................                   --               --             --               --             --
                                                       ------------   --------------   ------------   --------------   ------------
    Total net realized gain (loss)............         $ 97,974,252   $  293,681,987   $ 31,198,391   $  202,258,383   $ 35,579,689
                                                       ------------   --------------   ------------   --------------   ------------
                                                       ------------   --------------   ------------   --------------   ------------

UNREALIZED APPRECIATION (DEPRECIATION)
  FOR FEDERAL INCOME TAX PURPOSES:
  Appreciation................................         $337,392,798   $  797,273,562   $ 92,284,712   $  333,133,983   $ 99,333,895
  Depreciation................................           (8,654,659)     (19,950,677)    (4,109,366)      (7,444,533)    (6,352,542)
                                                       ------------   --------------   ------------   --------------   ------------
    Net unrealized appreciation (depreciation)         $328,738,139   $  777,322,885   $ 88,175,346   $  325,689,450   $ 92,981,353
                                                       ------------   --------------   ------------   --------------   ------------
                                                       ------------   --------------   ------------   --------------   ------------

* For the period February 10 through December 31, 1999.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                   -- 3. INVESTMENT TRANSACTIONS, CONTINUED --


                                                                                             U.S.           FIXED        NATIONAL
                                                        REAL ESTATE                       GOVERNMENT       INCOME        MUNICIPAL
                                                          EQUITY          BALANCED        SECURITIES     SECURITIES        BOND
                                                           FUND             FUND             FUND           FUND           FUND*
                                                       ------------    --------------    -----------    ------------    -----------
PURCHASES:
  Investment securities other
    than U.S. Government obligations..........         $147,568,209    $  716,184,074    $        --    $173,381,669    $10,649,238
  U.S. Government obligations.................                   --       573,259,502     63,878,961     434,576,598             --
                                                       ------------    --------------    -----------    ------------    -----------
    Total purchases...........................         $147,568,209    $1,289,443,576    $63,878,961    $607,958,267    $10,649,238
                                                       ------------    --------------    -----------    ------------    -----------
                                                       ------------    --------------    -----------    ------------    -----------

SALES AND MATURITIES:
  Investment securities other
    than U.S. Government obligations..........         $ 55,695,722    $  734,008,248    $        --    $153,203,446    $   706,931
  U.S. Government obligations.................                   --       572,233,853     64,898,519     452,718,099             --
                                                       ------------    --------------    -----------    ------------    -----------
    Total sales and maturities................         $ 55,695,722    $1,306,242,101    $64,898,519    $605,921,545    $   706,931
                                                       ------------    --------------    -----------    ------------    -----------
                                                       ------------    --------------    -----------    ------------    -----------

NET REALIZED GAIN (LOSS):
  Investment securities other
    than U.S. Government obligations..........         $ (7,830,003)   $   67,175,002    $        --    $ (2,807,613)   $    (4,238)
  U.S. Government obligations.................                   --        (8,255,048)      (336,562)     (6,441,415)            --
                                                       ------------    --------------    -----------    ------------    -----------
    Total net realized gain (loss)............         $ (7,830,003)   $   58,919,954    $  (336,562)   $ (9,249,028)   $    (4,238)
                                                       ------------    --------------    -----------    ------------    -----------
                                                       ------------    --------------    -----------    ------------    -----------

UNREALIZED APPRECIATION (DEPRECIATION)
  FOR FEDERAL INCOME TAX PURPOSES:
  Appreciation................................         $  9,579,641    $  218,095,250    $        53    $    255,183    $    13,436
  Depreciation................................          (19,574,229)      (23,469,424)      (424,997)    (14,097,348)      (414,079)
                                                       ------------    --------------    -----------    ------------    -----------
    Net unrealized appreciation (depreciation)         $ (9,994,588)   $  194,625,826    $  (424,944)   $(13,842,165)   $  (400,643)
                                                       ------------    --------------    -----------    ------------    -----------
                                                       ------------    --------------    -----------    ------------    -----------


                                                          OREGON
                                                         MUNICIPAL
                                                           BOND         HIGH YIELD
                                                           FUND            FUND
                                                       ------------    -----------
PURCHASES:
  Investment securities other
    than U.S. Government obligations..........         $121,595,431    $46,928,360
  U.S. Government obligations.................                   --             --
                                                       ------------    -----------
    Total purchases...........................         $121,595,431    $46,928,360
                                                       ------------    -----------
                                                       ------------    -----------

SALES AND MATURITIES:
  Investment securities other
    than U.S. Government obligations..........         $139,074,410    $28,664,636
  U.S. Government obligations.................                   --             --
                                                       ------------    -----------
    Total sales and maturities................         $139,074,410    $28,664,636
                                                       ------------    -----------
                                                       ------------    -----------

NET REALIZED GAIN (LOSS):
  Investment securities other
    than U.S. Government obligations..........         $    583,400    $(1,090,679)
  U.S. Government obligations.................                   --             --
                                                       ------------    -----------
    Total net realized gain (loss)............         $    583,400    $(1,090,679)
                                                       ------------    -----------
                                                       ------------    -----------

UNREALIZED APPRECIATION (DEPRECIATION)
  FOR FEDERAL INCOME TAX PURPOSES:
  Appreciation................................         $  4,399,250    $   214,733
  Depreciation................................          (13,778,967)    (2,723,943)
                                                       ------------    -----------
    Net unrealized appreciation (depreciation)         $ (9,379,717)   $(2,509,210)
                                                       ------------    -----------
                                                       ------------    -----------

                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

                         -- 4. CAPITAL STOCK ACTIVITY --

                                        COMMON STOCK FUND                    GROWTH FUND                INTERNATIONAL STOCK FUND
                                  -----------------------------     -----------------------------     -----------------------------
                                       1999            1998              1999            1998              1999           1998
                                  -------------   -------------     -------------   -------------     -------------   -------------
SHARES:
Shares sold...................       11,517,632      13,269,125         9,878,594      12,502,270         6,568,847       6,757,057
Shares reinvested for
 dividends and distributions..        1,925,063       3,761,670         3,704,725       1,958,431           672,171           4,073
                                  -------------   -------------     -------------   -------------     -------------   -------------
                                     13,442,695      17,030,795        13,583,319      14,460,701         7,241,018       6,761,130
Shares redeemed...............      (12,902,897)    (19,963,393)      (10,645,707)    (11,802,719)       (5,437,082)     (8,752,521)
                                  -------------   -------------     -------------   -------------     -------------   -------------
Net increase (decrease).......          539,798      (2,932,598)        2,937,612       2,657,982         1,803,936      (1,991,391)
                                  -------------   -------------     -------------   -------------     -------------   -------------
                                  -------------   -------------     -------------   -------------     -------------   -------------

AMOUNTS:
Sales.........................    $ 303,390,022   $ 313,993,826     $ 458,631,367   $ 483,570,772     $ 115,830,456   $  96,626,658
Reinvestment of dividends
 and distributions............       55,517,942      91,734,934       181,198,091      83,252,983        15,332,212          62,933
                                  -------------   -------------     -------------   -------------     -------------   -------------
                                    358,907,964     405,728,760       639,829,458     566,823,755       131,162,668      96,689,591
Less redemptions..............     (342,201,619)   (477,383,338)     (494,532,804)   (453,218,774)      (94,630,394)   (125,490,278)
                                  -------------   -------------     -------------   -------------     -------------   -------------
Net increase (decrease).......    $  16,706,345   $ (71,654,578)    $ 145,296,654   $ 113,604,981     $  36,532,274   $ (28,800,687)
                                  -------------   -------------     -------------   -------------     -------------   -------------
                                  -------------   -------------     -------------   -------------     -------------   -------------

Capital stock authorized......      100,000,000                       100,000,000                       100,000,000
Par value.....................           no par                     $        0.01                            no par


                                          U.S. GOVERNMENT                   FIXED INCOME                     NATIONAL MUNICIPAL
                                          SECURITIES FUND                  SECURITIES FUND                        BOND FUND
                                   ---------------------------      -----------------------------        --------------------------

                                       1999           1998              1999            1998                 1999*
                                   ------------   ------------      -------------   -------------        ------------
SHARES:
Shares sold...................        1,622,111      2,328,032         11,566,401      12,025,253           1,167,112
Shares reinvested for
 dividends and distributions..          179,825        220,206          1,654,141       1,746,053              22,266
                                   ------------   ------------      -------------   -------------        ------------
                                      1,801,936      2,548,238         13,220,542      13,771,306           1,189,378
Shares redeemed...............       (1,994,828)    (2,273,646)       (12,763,958)    (10,720,493)            (97,174)
                                   ------------   ------------      -------------   -------------        ------------
Net increase (decrease).......         (192,892)       274,592            456,584       3,050,813           1,092,204
                                   ------------   ------------      -------------   -------------        ------------
                                   ------------   ------------      -------------   -------------        ------------

AMOUNTS:
Sales.........................     $ 13,439,970   $ 19,453,757      $ 149,896,177   $ 162,360,726        $ 11,243,302
Reinvestment of dividends
 and distributions............        1,487,740      1,841,909         21,208,934      23,546,526             210,997
                                   ------------   ------------      -------------   -------------        ------------
                                     14,927,710     21,295,666        171,105,111     185,907,252          11,454,299
Less redemptions..............      (16,538,673)   (19,006,947)      (163,879,384)   (144,742,142)           (914,496)
                                   ------------   ------------      -------------   -------------        ------------
Net increase (decrease).......     $ (1,610,963)  $  2,288,719      $   7,225,727   $  41,165,110        $ 10,539,803
                                   ------------   ------------      -------------   -------------        ------------
                                   ------------   ------------      -------------   -------------        ------------

Capital stock authorized......      100,000,000                       200,000,000                         100,000,000
Par value.....................     $       0.01                     $        0.01                        $       0.01

* For the period February 10 through December 31, 1999.

                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


                   -- 4. CAPITAL STOCK ACTIVITY, CONTINUED --


                                           SPECIAL FUND                    SMALL CAP FUND                 REAL ESTATE EQUITY FUND
                                  -----------------------------     -----------------------------     -----------------------------
                                       1999           1998               1999            1998              1999            1998
                                  -------------   -------------     -------------   -------------     -------------   -------------
SHARES:
Shares sold...................        8,091,686      15,749,843         9,154,142       8,487,025        14,484,357       9,988,402
Shares reinvested for
 dividends and distributions..        2,110,467          19,697           179,125             684           741,606         416,553
                                  -------------   -------------     -------------   -------------     -------------   -------------
                                     10,202,153      15,769,540         9,333,267       8,487,709        15,225,963      10,404,955
Shares redeemed...............      (20,554,037)    (36,402,850)       (7,888,604)     (5,074,580)       (9,054,829)     (8,048,667)
                                  -------------   -------------     -------------   -------------     -------------   -------------
Net increase (decrease).......      (10,351,884)    (20,633,310)        1,444,663       3,413,129         6,171,134       2,356,288
                                  -------------   -------------     -------------   -------------     -------------   -------------
                                  -------------   -------------     -------------   -------------     -------------   -------------

AMOUNTS:
Sales.........................    $ 189,699,087   $ 326,466,750     $ 173,956,372   $ 142,918,397     $ 223,469,596   $ 171,289,503
Reinvestment of dividends
 and distributions............       63,166,278         465,243         4,882,952          11,916        11,170,622       6,951,254
                                  -------------   -------------     -------------   -------------     -------------   -------------
                                    252,865,365     326,931,993       178,839,324     142,930,313       234,640,218     178,240,757
Less redemptions..............     (474,978,228)   (755,726,707)     (146,097,196)    (84,214,365)     (138,334,355)   (135,957,517)
                                  -------------   -------------     -------------   -------------     -------------   -------------
Net increase (decrease).......    $(222,112,863)  $(428,794,714)    $  32,742,128   $  58,715,948     $  96,305,863   $  42,283,240
                                  -------------   -------------     -------------   -------------     -------------   -------------
                                  -------------   -------------     -------------   -------------     -------------   -------------

Capital stock authorized......      100,000,000                       100,000,000                       100,000,000
Par value.....................    $        0.01                            no par                            no par


                                          BALANCED FUND
                                  -----------------------------
                                      1999            1998
                                  -------------   -------------
SHARES:
Shares sold...................       17,873,300      13,507,447
Shares reinvested for
 dividends and distributions..        2,275,603       4,168,672
                                  -------------   -------------
                                     20,148,903      17,676,119
Shares redeemed...............      (20,132,726)    (12,580,813)
                                  -------------   -------------
Net increase (decrease).......           16,177       5,095,306
                                  -------------   -------------
                                  -------------   -------------

AMOUNTS:
Sales.........................    $ 423,883,086   $ 307,811,840
Reinvestment of dividends
 and distributions............       55,413,297      96,330,655
                                  -------------   -------------
                                    479,296,383     404,142,495
Less redemptions..............     (479,171,475)   (287,261,234)
                                  -------------   -------------
Net increase (decrease).......    $     124,908   $ 116,881,261
                                  -------------   -------------
                                  -------------   -------------

Capital stock authorized......      100,000,000
Par value.....................           no par


                                         OREGON MUNICIPAL                                                 COLUMBIA DAILY
                                            BOND FUND                    HIGH YIELD FUND                  INCOME COMPANY
                                   ----------------------------    ---------------------------    ---------------------------------

                                       1999            1998            1999           1998             1999              1998
                                   -------------   ------------    ------------   ------------    ---------------   ---------------
SHARES:
Shares sold...................         7,638,760     10,282,298       5,482,451      5,050,748      1,662,164,367     1,712,535,787
Shares reinvested for
 dividends and distributions..         1,429,175      1,535,194         481,404        350,237         51,589,441        52,814,144
                                   -------------   ------------    ------------   ------------    ---------------   ---------------
                                       9,067,935     11,817,492      5,963,855       5,400,985      1,713,753,808     1,765,349,931
Shares redeemed...............       (10,762,622)    (7,484,819)     (4,117,581)    (3,469,996)    (1,657,605,607)   (1,825,304,288)
                                   -------------   ------------    ------------   ------------    ---------------   ---------------
Net increase (decrease).......        (1,694,687)     4,332,673       1,846,274      1,930,989         56,148,201       (59,954,357)
                                   -------------   ------------    ------------   ------------    ---------------   ---------------
                                   -------------   ------------    ------------   ------------    ---------------   ---------------

AMOUNTS:
Sales.........................     $  92,826,600   $128,573,968    $ 52,700,054   $ 50,292,553    $ 1,662,164,367   $ 1,712,535,787
Reinvestment of dividends
 and distributions............        17,180,278     19,177,222       4,589,655      3,493,216         51,589,441        52,814,144
                                   -------------   ------------    ------------   ------------    ---------------   ---------------
                                     110,006,878    147,751,190      57,289,709     53,785,769      1,713,753,808     1,765,349,931
Less redemptions..............      (129,645,952)   (93,522,515)    (39,359,625)   (34,560,070)    (1,657,605,607)   (1,825,304,288)
                                   -------------   ------------    ------------   ------------    ---------------   ---------------
Net increase (decrease).......     $ (19,639,074)  $ 54,228,675    $ 17,930,084   $ 19,225,699    $    56,148,201   $   (59,954,357)
                                   -------------   ------------    ------------   ------------    ---------------   ---------------
                                   -------------   ------------    ------------   ------------    ---------------   ---------------

Capital stock authorized......       100,000,000                    100,000,000                     2,000,000,000
Par value.....................            no par                         no par                   $         0.001

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF:
   Columbia Common Stock Fund, Inc.
   Columbia Growth Fund, Inc.
   Columbia International Stock Fund, Inc.
   Columbia Special Fund, Inc.
   Columbia Small Cap Fund, Inc.
   Columbia Real Estate Equity Fund, Inc.
   Columbia Balanced Fund, Inc.
   Columbia U.S. Government Securities Fund, Inc.
   Columbia Fixed Income Securities Fund, Inc.
   Columbia National Municipal Bond Fund, Inc.
   Columbia Oregon Municipal Bond Fund, Inc.
   Columbia High Yield Fund, Inc.
   Columbia Daily Income Company

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 13 funds comprising the Columbia Funds (the Funds) at December 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, except for the Columbia National Municipal Bond Fund, Inc., for which the period is February 10, 1999 (commencement of operations) through December 31, 1999, and the financial highlights for the periods presented therein, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statements presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Portland, Oregon
February 4, 2000

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL ENTITY; ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK; AND INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     [LOGO]


                                 COLUMBIA FUNDS
              -- 1301 S.W. FIFTH AVENUE, PORTLAND, OREGON 97201 --


                                 -- DIRECTORS --
              -----------------------------------------------------
                                 JAMES C. GEORGE
                              J. JERRY INSKEEP, JR.
                               THOMAS R. MACKENZIE
                              RICHARD L. WOOLWORTH


                            -- INVESTMENT ADVISOR --
              -----------------------------------------------------
                        COLUMBIA FUNDS MANAGEMENT COMPANY
                             1300 S.W. SIXTH AVENUE
                             PORTLAND, OREGON 97201


                               -- LEGAL COUNSEL --
              -----------------------------------------------------
                                 STOEL RIVES LLP
                        900 S.W. FIFTH AVENUE, SUITE 2300
                           PORTLAND, OREGON 97204-1268


                          -- INDEPENDENT ACCOUNTANTS --
              -----------------------------------------------------
                           PRICEWATERHOUSECOOPERS LLP
                       1300 S.W. FIFTH AVENUE, SUITE 3100
                             PORTLAND, OREGON 97201


                              -- TRANSFER AGENT --
              -----------------------------------------------------
                             COLUMBIA TRUST COMPANY
                             1301 S.W. FIFTH AVENUE
                             PORTLAND, OREGON 97201







    THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE MANAGERS' VIEWS CONTAINED IN THIS REPORT ARE SUBJECT TO CHANGE AT ANY TIME,
                    BASED ON MARKET AND OTHER CONSIDERATIONS.
      PORTFOLIO CHANGES SHOULD NOT BE CONSIDERED RECOMMENDATIONS FOR ACTION
                            BY INDIVIDUAL INVESTORS.
                FUNDS DISTRIBUTED BY PROVIDENT DISTRIBUTORS, INC.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------